REGISTRATION NO. 333-14887
                                                            FILE NO. 811-07857

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    /X/


      POST-EFFECTIVE AMENDMENT NO.   2                                     /X/


                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
      COMPANY ACT OF 1940                                                  /X/


      AMENDMENT NO.   3                                                    /X/


                          OPPENHEIMER REAL ASSET FUND
------------------------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)

               6803 South Tucson Way, Englewood, Colorado 80112
------------------------------------------------------------------------------

                   (Address of Principal Executive Offices)

                                 303-671-3200
------------------------------------------------------------------------------

                        (Registrant's Telephone Number)

                            ANDREW J. DONOHUE, ESQ.
                            OppenheimerFunds, Inc.
             Two World Trade Center, New York, New York 10048-0203
------------------------------------------------------------------------------

                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

     /  /Immediately upon filing pursuant to paragraph (b)


     /X/ On  December 1, 1997, pursuant to paragraph (b)


     /  /60 days after filing pursuant to paragraph (a)(1)

     /  /On _______, pursuant to paragraph (a)(1)

     /  /75 days after filing pursuant to paragraph (a)(2)

     /  /On _______ pursuant to paragraph (a)(2)

         of Rule 485.


            Registration of Shares Under the Securities Act of 1933
------------------------------------------------------------------------------

A Rule 24f-2 Notice for the Registrant's fiscal year ended August 31, 1997 was filed on November
5, 1997.


                                   FORM N-1A

                          OPPENHEIMER REAL ASSET FUND

                             CROSS REFERENCE SHEET

PART A OF
FORM N-1A
ITEM NO.      PROSPECTUS HEADING

    1         Front Cover Page
    2         Expenses; A Brief Overview of the Fund
    3         *
    4         Front Cover  Page;  How the Fund is Managed -  Organization  and
              History; Investment Objective and Policies
    5         Expenses;  How the Fund is Managed -  Organization  and History;
              Back Cover
    5A        *
    6         Dividends,  Capital  Gains and Taxes;  Investment  Policies  and
              Policies  -  Portfolio  Turnover;  How  the  Fund  is  Managed -
              Organization and History; The Transfer
              Agent
    7         How to Exchange Shares;  Special Investor  Services;  Service Plan
              for Class A shares; Distribution and Service Plans for Class B and
              Class C Shares; How to Buy Shares; How to Sell Shares; Shareholder
              Account Rules and Policies
    8         How to Sell Shares;  How to Exchange  Shares;  Special  Investor
              Services
    9         *

PART B OF
FORM N-1A

ITEM NO.      HEADING IN STATEMENT OF ADDITIONAL INFORMATION OR
 PROSPECTUS


    10        Cover Page
    11        Cover Page
    12        *
    13        Investment    Objective   and   Policies;    Other    Investment
              Techniques and Strategies; Additional Investment Restrictions
    14        How the Fund is Managed -- Trustees and Officers of the Fund
    15        How the Fund is Managed -- Major Shareholders
    16        How the Fund is Managed;  Additional Information about the Fund;
              Distribution and Service Plans; Back Cover
    17        How the Fund is Managed
    18        Additional Information about the Fund
    19        About Your  Account -- How to Buy  Shares,  How to Sell  Shares,
              How to Exchange Shares
    20        Dividends, Capital Gains and Taxes
    21        How the Fund is Managed;  Additional  Information about the Fund
              - The Distributor; Distribution and Service Plans
    22        *
    23        *

-------------------

*Not applicable or negative answer.

OPPENHEIMER
REAL ASSET FUND


PROSPECTUS DATED  DECEMBER 1, 1997


Oppenheimer Real Asset Fund is a mutual fund that seeks to provide total return as its investment objective. The Fund seeks to achieve its objective by investing primarily in Hybrid Instruments, futures contracts, options, forward contracts, swaps, investment grade bonds, money market instruments, and U.S. Government securities. The Fund may also invest up to 10% of its total assets in lower-rated debt securities ("junk bonds"). The Fund seeks to outperform traditional equity and debt securities during adverse economic times.


      INVESTMENTS IN HYBRID INSTRUMENTS, FUTURES CONTRACTS AND RELATED OPTIONS, FORWARD CONTRACTS AND SWAPS INVOLVE HIGHER VOLATILITY AND RISK OF SIGNIFICANT LOSS OF PRINCIPAL THAN INVESTMENTS IN EQUITY OR DEBT SECURITIES. SEE "RISK FACTORS-HYBRID INSTRUMENTS," ON PAGE 21.


      Investors should carefully consider these risks before investing. The Fund may also use certain derivative instruments in an effort to enhance returns or reduce the risks of market fluctuations that affect the value of the investments the Fund holds, or to seek total return.

      An investment in the Fund should not be the sole source of investment for a shareholder. Rather, an investment in the Fund should be considered only as part of an overall portfolio strategy which includes fixed income and equity securities. Additionally, the Fund is "non-diversified" which means that it will limit its investments to a smaller number of issuers than a diversified mutual fund.


      This Prospectus explains what you should know before investing in the Fund. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about the Fund in the December 1, 1997 Statement of Additional Information. For a free copy, call OppenheimerFunds Services, the Fund's Transfer Agent, at 1-800-525-7048, or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).


                                                       [logo] OppenheimerFunds

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE F.D.I.C. OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS

            A B O U T  T H E  F U N D


3           EXPENSES
5           A BRIEF OVERVIEW OF THE FUND
10          INVESTMENT OBJECTIVE AND PHILOSOPHY
12          HOW THE FUND PURSUES  ITS INVESTMENT OBJECTIVE

21          RISK FACTORS
25          INVESTMENT RESTRICTIONS
27          HOW THE FUND IS MANAGED
29          PERFORMANCE OF THE FUND



            A B O U T  Y O U R  A C C O U N T


30          HOW TO BUY SHARES

            Class A Shares
            Class B Shares
            Class C Shares
            Class Y Shares


44          SPECIAL INVESTOR SERVICES

            AccountLink
            Automatic Withdrawal and Exchange Plans
            Reinvestment Privilege
            Retirement Plans


46          HOW TO SELL SHARES

            By Mail
            By Telephone


48          HOW TO EXCHANGE SHARES

49          SHAREHOLDER ACCOUNT RULES AND POLICIES

51          DIVIDENDS, CAPITAL GAINS AND TAXES


A-1 APPENDIX A: SPECIAL SALES CHARGE ARRANGEMENTS FOR SHAREHOLDERS OF THE FUND WHO WERE SHAREHOLDERS OF THE FORMER QUEST FOR VALUE FUNDS

B-1         APPENDIX B: CFTC EXEMPTION FOR QUALIFYING HYBRID INSTRUMENTS

C-1         APPENDIX C:  CFTC EXEMPTION FOR SWAP TRANSACTIONS

A B O U T  T H E  F U N D

EXPENSES


The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services, and those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand your direct expenses of investing in the Fund and your share of the Fund's business operating expenses that you might expect to bear indirectly. The numbers below are based on the Fund's expenses for the fiscal period March 31, 1997 (commencement of operations) to August 31, 1997.

      o SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy or sell shares of the Fund. Please refer to "About Your Account," starting on page 30, for an explanation of how and when these charges apply.


                          CLASS A     CLASS B           CLASS C      CLASS Y
                          SHARES      SHARES            SHARES       SHARES
------------------------------------------------------------------------------

Maximum Sales Charge      5.75%       None              None         None
on Purchases (as a % of
offering price)
------------------------------------------------------------------------------

Maximum Deferred Sales    None(1)     5% in the first   1% if shares None
Charge (as a % of the                 year, declining   are redeemed
lower of the original                 to 1% in the      within 12
offering price or                     sixth year and    months of
redemption proceeds)                  eliminated        purchase(2)
                                      thereafter(2)
------------------------------------------------------------------------------

Maximum Sales Charge on   None        None              None         None
Reinvested Dividends
------------------------------------------------------------------------------

Exchange Fee              None        None              None         None
------------------------------------------------------------------------------

Redemption Fee            None        None              None         None


1. If you invest $1 million or more ($500,000 or more for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" on page 35) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 months for shares purchased prior to May 1, 1997) from the end of the calendar month during which you purchased those shares. See "How to Buy Shares - Buying Class A Shares," below.


2. See "How to Buy Shares - Buying Class B Shares" and "How to Buy Shares Buying Class C Shares" below, for more information on the contingent deferred sales charges.

      o ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and represent the Fund's expenses in operating its business. For example, the Fund pays management fees to its investment advisor, OppenheimerFunds, Inc. ("OFI" or the "Advisor") and OFI pays the Subadvisor, Oppenheimer Real Asset Management, Inc. (which is referred to in this Prospectus as the "Manager"), a fee for managing the assets of the Fund. The rates of OFI's and Manager's fees are set forth in "How the Fund is Managed," below. The Fund has other regular expenses for services, such as transfer agent fees, custodial fees paid to the bank that holds its portfolio securities, audit fees and legal expenses.

      The actual expenses for each class of shares in future years may be more or less than the numbers in the chart, depending on a number of factors, including the actual value of the Fund's assets represented by each class of shares.

    ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                 CLASS A     CLASS B     CLASS C     CLASS Y
                                 SHARES      SHARES      SHARES      SHARES
------------------------------------------------------------------------------
Management Fees                  1.00%       1.00%       1.00%       1.00%
------------------------------------------------------------------------------
12b-1 Distribution Plan Fees     0.25%       1.00%       1.00%       None
------------------------------------------------------------------------------
Other Expenses                   0.49%       0.56%       0.56%       0.57%
------------------------------------------------------------------------------
Total Fund Operating Expenses    1.74%       2.56%       2.56%       1.57%


The numbers in the table above are based upon the Fund's expenses for the fiscal period March 31, 1997 (commencement of operations) to August 31, 1997. The amounts are shown as a percentage of the average net assets of each class of the Fund's shares for that fiscal period and have been annualized. The 12b-1 Distribution Plan Fees for Class A shares are service plan fees (the maximum fee is 0.25% of average annual net assets of that class). For Class B and Class C shares, the 12b-1 Distribution Plan Fees are the service fee (the maximum fee is 0.25% of average annual net assets of the respective class) and the asset-based sales charge of 0.75% of average annual net assets of the respective class. These plans are described in greater detail in "How to Buy Shares."


      o EXAMPLES. To try to show the effect of these expenses on an investment over time, we have created the hypothetical examples shown below. Assume that you make a $1,000 investment in each class of shares of the Fund, and that the Fund's annual return is 5%, and that its operating expenses for each class are the ones shown in the Annual Fund Operating Expenses table above. If you were to redeem your shares at the end of each period shown below, your investment would incur the following expenses by the end of 1 and 3 years:

                        1 YEAR            3 YEARS
------------------------------------------------------------------------------
Class A Shares          $74               $109
------------------------------------------------------------------------------
Class B Shares          $76               $110
------------------------------------------------------------------------------
Class C Shares          $36               $80
------------------------------------------------------------------------------
Class Y Shares          $16               $50

If you did not redeem your investment, it would incur the following expenses:

                        1 YEAR            3 YEARS
------------------------------------------------------------------------------
Class A Shares          $74               $109
------------------------------------------------------------------------------
Class B Shares          $26               $80
------------------------------------------------------------------------------
Class C Shares          $26               $80
------------------------------------------------------------------------------
Class Y Shares          $16               $50

In the first example, expenses include the Class A initial sales charge and the applicable Class B or Class C contingent deferred sales charge. In the second example, Class A expenses include the initial sales charge, but Class B and Class C expenses do not include contingent deferred sales charges. Because of the asset-based sales charge and the contingent deferred sales charge imposed on Class B and Class C shares, long-term holders of Class B and Class C shares could pay the economic equivalent of more than the maximum front-end sales charge allowed under applicable regulations. For Class B shareholders, the automatic conversion of Class B shares to Class A shares is designed to minimize the likelihood that this will occur. Please refer to "How to Buy Shares -Buying Class B Shares" for more information.

      THESE EXAMPLES SHOW THE EFFECT OF EXPENSES ON AN INVESTMENT, BUT ARE NOT MEANT TO STATE OR PREDICT ACTUAL OR EXPECTED COSTS OR INVESTMENT RETURNS OF THE FUND, ALL OF WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.


A BRIEF OVERVIEW OF THE FUND

Some of the important facts about the Fund are summarized below, with references to the section of this Prospectus where more complete information can be found. You should carefully read the entire Prospectus before making a decision about investing in the Fund. Keep the Prospectus for reference after you invest, particularly for information about your account, such as how to sell or exchange shares.

      o WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund's investment objective is to seek total return.


      o WHAT DOES THE FUND INVEST IN? The Fund seeks to outperform traditional equity and debt securities during adverse economic conditions. The Fund invests primarily in Hybrid Instruments, futures contracts, options, forward contracts, swaps, investment grade bonds, money market instruments, and U.S. Government securities. A Hybrid Instrument is a derivative instrument whose value is derived from, or linked to, the value of another source, such as a commodity, a futures contract, an index or some other economic variable. The Fund may also invest in domestic and foreign equity securities , and may invest up to 10% of its total assets in high yield, lower-rated debt securities ("junk bonds"). The Hybrid Instruments the Fund purchases have values based on a commodity, a futures contract, an index, or another readily measurable economic variable.

     o WHO MANAGES THE FUND? The Fund's investment advisor is OppenheimerFunds, Inc. ("OFI" or the "Advisor"). The Fund also has a Subadvisor (the "Manager") which is Oppenheimer Real Asset Management, Inc. The Manager is a wholly owned subsidiary of OFI.

 OFI, along with

a subsidiary, manages investment company portfolios having over $75 billion in assets at September 30, 1997. The Manager is responsible for the day-to-day management of the Fund's investments. The Fund pays an advisory fee to the Advisor, and the Advisor pays a sub-advisory fee to the Manager, based on the Fund's net assets. The Fund has two portfolio managers, Russell Read and Mark Anson, who are employed by the Advisor and the Manager. They are primarily responsible for the selection of the Fund's investments. The Fund's Board of Trustees oversees the Manager and the portfolio managers. Please refer to "How the Fund is Managed," starting on page 27 for more information about the Advisor and the Manager and their fees.


      While the Advisor and the Manager have considerable experience investing in currency- linked, index-linked, equity-linked and interest rate-linked Hybrid Instruments, they have limited experience investing in commodity-linked Hybrid Instruments. See "Risk Factors - Skill of the Manager."

      o HOW RISKY IS THE FUND? While different types of investments have risks that differ in type and magnitude, all investments carry risk to some degree. Changes in overall market movements or interest rates, or factors affecting a particular industry, commodity, or issuer, can affect the value of the Funds' investments and the Fund's net asset values per share. Fixed-income investments are generally subject to credit risk and the risk that values will fluctuate with changes in interest rates, with lower-rated, fixed-income investments being subject to a greater risk that the issuer will default in its interest or principal payment obligations. HYBRID INSTRUMENTS, FUTURES CONTRACTS AND RELATED OPTIONS, FORWARD CONTRACTS AND SWAPS MAY BE QUITE VOLATILE AND SUFFER A LOSS OF PRINCIPAL. See "Risk Factors - Hybrid Instruments," below. Hedging instruments involve certain risks, as discussed under "Futures Contracts, Options, and Other Derivative Instruments."

      In the Oppenheimer funds spectrum, the Fund is generally considered to be a more aggressive fund. The Fund is expected to have a higher risk/return profile than the other Oppenheimer funds. This is because the Fund invests in Hybrid Instruments, futures contracts and swaps, which are subject to greater volatility and have various additional special risks.

      The Fund may invest in instruments that involve leverage. For instance, the Fund may invest in Hybrid Instruments with a leverage factor up to 300%. Leverage can increase the return received from a Hybrid Instrument, but at the same time, increase the risk of loss from the Hybrid Instrument. See "Some Hybrid Instruments Involve Leverage" and "Risk Factors - Volatility of Hybrid Instruments."


      While the Manager may attempt to reduce some risks by investing across financial and commodity markets, and by carefully researching investments before they are purchased for the portfolio, and in some cases by using hedging techniques, the Manager expects the Fund's per share net asset value to be highly volatile. There is no guarantee of success in achieving the Fund's objective and your shares may be worth more or less than their original cost when you redeem them. Please refer to "Risk Factors" starting on page 21 for a more complete discussion of the Fund's investment risks.


      The Fund is "non-diversified," which means, under Federal securities laws, that it is not limited in the amount it may invest in any one security. An investment in the Fund will therefore entail greater risk than an investment in a diversified investment company because a higher percentage of investments among fewer issuers may result in greater exposure to a smaller number of issuers, greater fluctuation in the total market value of the Fund's portfolio, and economic, political or regulatory developments may have a greater impact on the value of the Fund's portfolio than would be the case if the portfolio were diversified among more issuers.


      o HOW CAN I BUY SHARES? You can buy shares through your dealer or financial institution, or you can purchase shares directly through the Distributor by completing an Application or by using an Automatic Investment Plan under AccountLink. Please refer to "How to Buy Shares" on page 30 for more details.

      o WILL I PAY A SALES CHARGE TO BUY SHARES? The Fund has four classes of shares. Each class of shares has the same investment portfolio but different expenses. Class A shares are offered with a front-end sales charge, starting at 5.75%, and reduced for larger purchases. Class B and Class C shares are offered without a front-end sales charge, but may be subject to a contingent deferred sales charge if redeemed within 6 years or 12 months of purchase, respectively. There is also an annual asset-based sales charge on Class B shares and Class C shares. Class Y shares are offered at net asset value without sales charge only to certain institutional investors. Please review "How To Buy Shares" starting on page 30 for more details, including a discussion about factors you and your financial advisor should consider in determining which class of shares may be appropriate for you.

      o HOW CAN I SELL MY SHARES? Shares can be redeemed by mail or by telephone call to the Transfer Agent on any business day, or through your dealer. Please refer to "How to Sell Shares" on page 46. The Fund also offers exchange privileges to other Oppenheimer funds, described in "How to Exchange Shares" on page 48.

      o HOW HAS THE FUND PERFORMED? The Fund measures its performance by quoting its average annual total returns and cumulative total returns, which measure historical performance. Those returns can be compared to the returns (over similar periods) of other funds. Of course, other funds may have different objectives, investments and levels of risk.


FINANCIAL HIGHLIGHTS


The table on the following page presents audited selected financial information about the Fund, including per share data, expense ratios and other data based on the Fund's average net assets. This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report of the Fund's financial statements for the fiscal period March 31, 1997 (commencement of operations) to August 31, 1997, is included in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS                        CLASS A      CLASS B      CLASS C      CLASS Y
                                            ---------    ---------    ---------    ---------
                                            PERIOD       PERIOD       PERIOD       PERIOD
                                            ENDED        ENDED        ENDED        ENDED
                                            AUG. 31,     AUG. 31,     AUG. 31,     AUG. 31,
                                            1997(1)      1997(1)      1997(1)      1997(1)
=============================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning of period         $10.00       $10.00       $10.00      $10.00
---------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                           .09          .07          .08         .20
Net realized and unrealized gain                .22          .20          .18         .11
                                             ------       ------       ------      ------
Total income from investment operations         .31          .27          .26         .31
---------------------------------------------------------------------------------------------
Net asset value, end of period               $10.31       $10.27       $10.26      $10.31
                                             ======       ======       ======      ======

=============================================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)            3.10%        2.70%        2.60%       3.10%

=============================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)    $37,687      $16,471      $10,616          $1
---------------------------------------------------------------------------------------------
Average net assets (in thousands)           $18,361      $ 7,388      $ 5,599          $1
---------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                          4.27%        3.35%        3.34%       4.75%
Expenses                                       1.74%        2.56%        2.56%       1.57%
---------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                     38.9%        38.9%        38.9%       38.9%

1. For the period from March 31, 1997 (commencement of operations) to August 31, 1997. 2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended August 31, 1997 were $31,032,770 and $5,519,569, respectively.

INVESTMENT OBJECTIVE AND PHILOSOPHY

INVESTMENT OBJECTIVE. The Fund seeks to provide total return. The Fund's investment objective is fundamental and can be changed only with the approval of shareholders. There can be no assurance that the Fund will meet its investment objective. The Fund is subject to the investment restrictions described in this Prospectus and in the Statement of Additional Information, some of which are fundamental policies.

INVESTMENT PHILOSOPHY. The investment philosophy for the Fund is to create a portfolio that the Manager believes should outperform investments in traditional equity and fixed income securities ("traditional securities") during periods of adverse economic conditions, when the value of traditional securities tends to decline. During "bull markets," when the value of traditional securities tends to increase, the Manager expects the Fund's investments to underperform an investment in traditional securities. For this reason an investment in the Fund should not be the sole source of investment for a shareholder. Rather, an investment in the Fund should complement an investor's total portfolio and thereby offer greater potential diversification and return benefits.


      During the period 1970 through 1996, the correlation between the quarterly investment returns of commodities and the quarterly investment returns of traditional financial assets such as stocks and bonds has generally been negative. That is, as financial assets increase in value, the value of commodities tends to decrease in value. This inverse relationship occurred generally because commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus negate any potential diversification benefits. In fact, during 1995 and 1996 commodities prices have generally not been negatively correlated with financial assets. However, in 1997 commodity prices have generally been negatively correlated with financial assets.


      For example, a portfolio consisting of traditional securities has tended to decline during periods of increasing interest rates and inflation. During such periods, the value of certain commodities, such as oil and metals, has tended to increase. Conversely, during periods of low inflation and moderate economic growth, financial assets have tended to increase in value more than commodities.

      The success of the Manager's investment strategy depends, among other things, upon the Manager's analysis of financial and commodity market conditions and its ability to predict which investments will outperform traditional securities. To the extent that the Manager is successful, investors in the Fund may achieve investment results that outperform a portfolio of traditional securities during adverse economic conditions. To the extent, however, that the Manager is not successful, investors in the Fund may achieve investment results that underperform a portfolio of traditional securities, even during adverse economic conditions. Also, the Fund should underperform traditional securities during favorable economic conditions.

      While personnel of the Advisor and the Manager have considerable experience in investing in traditional securities, they have only limited experience in investing in commodity-linked Hybrid Instruments, commodity futures and related options, forward contracts and commodity swaps. The commodities markets and instruments related to the commodities market may be subject to additional special risks that do not affect traditional securities. See "Risks - Skill of the Manager," and "Risks - Commodity Futures Contracts."

INVESTMENT POLICIES AND STRATEGIES. The Fund's investment policies and strategies are described in the sections that follow.

      o CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund has the investment objective, described above, as well as investment policies it follows to try to achieve its objective. Additionally, the Fund uses certain investment techniques and strategies in carrying out those policies. The Fund's investment policies are not "fundamental" unless this Prospectus or the Statement of Additional Information says that a particular policy is "fundamental." The Fund's investment objective is a fundamental policy.

      Fundamental policies are those that cannot be changed without the approval of a "majority" of the Fund's outstanding voting shares. The term "majority" is defined in the Investment Company Act of 1940 (the "1940 Act") to be a particular percentage of outstanding voting shares (and this term is explained in the Statement of Additional Information). The Fund's Board of Trustees may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus or the Statement of Additional Information.

      o NON-DIVERSIFICATION. The Fund is classified as a "non-diversified" investment company under the 1940 Act, and the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the "diversification" requirements of the 1940 Act. An investment in the Fund will therefore entail greater risk than an investment in a diversified investment company because a higher percentage of investments among fewer issuers may result in greater exposure to a smaller number of issuers, greater fluctuation in the total market value of the Fund's portfolio, and economic, political or regulatory developments may have a greater impact on the value of the Fund's portfolio than would be the case if the portfolio were diversified among more issuers. The Fund, however, intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). Generally, to qualify as a regulated investment company, the Fund intends to limit its investments so that at the end of each quarter, (1) the Fund will invest no more than 25% of its total assets in the securities of a single issuer, and (2) with respect to at least 50% of its total assets, the Fund will not (a) invest more than 5% of its total assets in the securities of a single issuer, and (b) acquire more than 10% of the outstanding voting securities of a single issuer.



HOW THE FUND PURSUES ITS INVESTMENT OBJECTIVE.

The Fund will invest at least 65% of its total assets in Hybrid Instruments, futures contracts, options, forward contracts, swaps, investment grade bonds, money market instruments, and U.S. Government securities. The Fund may also invest in domestic and foreign equity securities and may invest up to 10% of its total assets in high yield, lower-rated debt securities ("junk bonds").

      The Manager might not use all of these instruments or all of these investment strategies to the full extent permitted unless it believes doing so will help the Fund achieve its investment objective.

      o HYBRID INSTRUMENTS.

      o HYBRID INSTRUMENTS ARE "DERIVATIVE" INSTRUMENTS.

      A Hybrid Instrument is a derivative instrument whose value is derived from, or linked to, the value of another source, typically a commodity, a futures contract, an index or some other readily measurable economic variable.

      The Hybrid Instruments in which the Fund invests may include, but are not limited to, debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indexes, such as the Goldman Sachs Commodity Index (the "GSCI"). Although the Fund will be economically exposed to commodity prices, the predominant characteristic of each Hybrid Instrument is expected to be that of a debt obligation. The Fund may invest in Hybrid Instruments where the principal is protected completely, partially or not at all.

      The Hybrid Instruments in which the Fund expects to invest are typically structured as follows:

     o ISSUERS OF HYBRID INSTRUMENTS. Hybrid Instruments may be issued by banks, brokerage firms, insurance companies and corporations. Except as described below, the Fund will not invest 25% or more of its total assets in Hybrid Instruments and securities issued by companies in any one industry. However, the Fund will invest 25% or more of its total assets in securities, Hybrid Instruments and other instruments including futures and forward contracts, related options, and swaps linked to the energy and natural resources, agriculture, livestock, industrial metals, and precious metals industries. In addition, the Fund may invest collectively more than 25% of its total assets in Hybrid Instruments and securities issued by companies in the financial services sector (which includes, for instance, the banking, brokerage and insurance industries).

      o HYBRID INSTRUMENTS WILL BE LINKED TO THE COMMODITY MARKETS. Hybrid Instruments in which the Fund may invest are structured so that part of their return is derived from, or linked to, an underlying commodity, commodity index, futures contract, or another readily measurable economic variable. Consequently, at maturity of the note, the Fund may receive back more or less of its invested principal, or more or less of its stated coupon payment, depending on the performance of the underlying commodity, index, futures contract, or economic variable. For instance, the Fund may invest in Hybrid Instruments linked to the GSCI which not only increase in value when the GSCI increases in value, but may also decrease in value if the GSCI declines in value. See "Hybrid Instruments without principal protection," below.

      o HYBRID INSTRUMENTS WITH PRINCIPAL PROTECTION. The Fund may invest in Hybrid Instruments that have principal protection. With full principal protection, the Fund will receive at maturity of the Hybrid Instrument either the stated par value of the Hybrid Instrument, or potentially, an amount greater than the stated par value if the underlying commodity, index, futures contract or economic variable to which the Hybrid Instrument is linked has increased in value. Partially protected Hybrid Instruments may suffer some loss of principal if the underlying commodity, index, futures contract or economic variable to which the Hybrid Instrument is linked declines in value during the term of the Hybrid Instrument. However, partially protected Hybrid Instruments have a specified limit as to the amount of principal that they may lose.

     o HYBRID INSTRUMENTS WITHOUT PRINCIPAL PROTECTION. The Fund may also invest in Hybrid Instruments that offer no principal protection. At maturity, there is a risk that the underlying commodity price, futures contract, index or other economic variable may have declined sufficiently in value such that some or all of the face value of the Hybrid Instrument might not be returned. Some of the Hybrid Instruments that the Fund may invest in may have no principal protection and the Hybrid Instrument could lose all of its value. To limit this exposure, the Fund does not expect that it will invest more than 25% of its total assets in Hybrid Instruments where the potential loss to the Hybrid Instrument under its terms, either at redemption or maturity, exceeds 50% of its face value (as calculated at the time of investment).

      o SOME HYBRID INSTRUMENTS INVOLVE ECONOMIC LEVERAGE.

     Generally, economic leverage exists when an investor achieves the right to a return on a capital base that exceeds the return on the investment that the investor has personally contributed to the entity or instrument achieving a return. Borrowing money is considered a traditional form of leverage, because the borrower can use the additional money to increase exposure to a particular investment. Some Hybrid Instruments in which the Fund may invest involve a degree of leverage. The Manager, however, believes that the leverage risks involved in Hybrid Instruments are economic in nature, and do not constitute leverage in the traditional sense because, among other things, the Fund does not borrow money to purchase the Hybrid Instruments and the Fund's risk of loss on a Hybrid Instrument is limited to the amount of the Fund's investment in the Hybrid Instrument.

      For example, a Hybrid Instrument linked to the value of a commodity index may return income calculated as a multiple of the price movement of the underlying index. For instance, a Hybrid Instrument with a leverage factor of
1.5 will increase in value by 1.5% for every 1% increase in the underlying index. Therefore, at maturity, if the underlying index has increased by 10%, the Hybrid Instrument would pay the full principal value plus 15% of the principal value. However, if the Hybrid Instrument is not principal protected and the underlying index declines by 10%, the Hybrid Instrument would pay only 85% of its principal at maturity. Therefore, economically leveraged Hybrid Instruments can increase the gain or the loss associated with an underlying commodity, index, futures contract or economic variable. See "Risk Factors Volatility of Hybrid Instruments."

      The Fund has established certain limitations to ensure that it is not subject to undue leverage risk. See "Limitations on Hybrid Instruments - Limitations on leverage," below.

      o LIMITATIONS ON HYBRID INSTRUMENTS.

      MATURITY. The Fund does not intend to invest more than 10% of its total assets, determined at the time of investment, in Hybrid Instruments with a maturity greater than 19 months.

      PRINCIPAL PROTECTION. The Fund does not expect that it will invest more than 25% of its total assets, in Hybrid Instruments where, under the terms of the Hybrid Instrument, the risk of loss of principal, upon either redemption or maturity, exceeds 50% of the principal value of the Hybrid Instrument (calculated at the time of investment).


      QUALIFYING HYBRID INSTRUMENTS. The Fund will invest in Hybrid Instruments that qualify for the exemption from regulation by the Commodity Futures Trading Commission. See Appendix B of this Prospectus for a description of Qualifying Hybrid Instruments. The Fund shall determine at the time of investment that such investments are qualifying Hybrid Instruments. Additionally, the Fund may invest from time to time in non-qualifying Hybrid Instruments to the extent permitted by applicable law. The Fund may invest up to 100% of its total assets in Qualifying Hybrid Instruments.


      LIMITATIONS ON LEVERAGE. The Fund will seek to limit the amount of economic leverage with respect to any one Hybrid Instrument in which it invests as well as the leverage of the Fund's overall portfolio. The Fund will not engage in a transaction involving a Hybrid Instrument if, at the time of purchase, (a) that Hybrid Instrument's "leverage ratio" exceeds 300% of the price increase in the underlying commodity, futures contract, index or other economic variable; or (b) the Fund's "portfolio leverage ratio" exceeds 150%, measured at the time of purchase. "Leverage ratio" is defined as the expected increase in the value of a Hybrid Instrument, assuming a one percent price increase in the underlying commodity, futures contract, index or other economic factor. In other words, for a Hybrid Instrument with a leverage factor of 150%, a 1% gain in the underlying economic variable would be expected to result in a 1.5% gain in value for the Hybrid Instrument. "Portfolio leverage ratio" is defined as the average (mean) leverage ratio of all instruments in the Fund's portfolio, weighted by the market values of such instruments or, in the case of futures contracts, their notional values.

     |X| COMMODITY FUTURES CONTRACTS. The Fund may buy and sell commodity futures contracts to the fullest extent permissible by law. The Fund may purchase and sell commodity futures contracts for a number of purposes described below. See "Futures Contracts, Options and Other Derivative Instruments."

      o FUTURES CONTRACTS, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS. In order to increase its investment return, to manage its exposure to changing interest rates, commodity prices, securities prices, currency exchange rates and other economic variables or, for other investment purposes, the Fund may engage in several strategies involving various derivative instruments.

      The Fund may buy and sell options, futures and forward contracts for a number of purposes. It may do so to try to manage its exposure to the possibility that the prices of its portfolio securities and instruments may decline, or to establish a position in the futures or options market as a temporary substitute for purchasing individual securities or instruments. It may do so in an attempt to enhance its income or return by purchasing and selling call and put options on commodity futures, commodity indices, financial indices or securities. It may also use certain types of derivative instruments to try to manage its exposure to changing interest rates.

      The Fund expects to engage in futures and options transactions primarily in five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs;
(3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver. The Fund may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.


      The Fund may also transact in other commodity or financial futures if it believes that doing so may be advantageous to the Fund's shareholders, including futures contracts and options relating to (1) foreign currencies (these are Forward Contracts), (2) financial indices, such as U.S. or foreign government securities indices, corporate debt securities indices or equity securities indices (these are referred to as Financial Futures), (3) interest rates (these are referred to as Interest Rate Futures), and (4) commodities (these are referred to as commodities futures).

These types of futures contracts are described in the Statement of Additional Information.

      The Fund may buy and sell exchange-traded and over-the-counter options, including index options, commodities options, currency options, interest rate options, and options on foreign securities, and may invest in futures contracts and related options with respect to commodities, foreign currencies, fixed income securities, and foreign stock indices.


      When the Fund writes a call option, it gives the purchaser the right, but not the obligation, to buy a particular security at a set price within a set time. The Fund receives income from the premium paid by the purchaser. The calls are "covered," which means that the Fund owns the securities that are subject to the call or, for other types of calls, segregates liquid assets to cover its obligation under the call. There is no limit on the amount of the Fund's total assets that may be subject to covered calls.


      When the Fund writes a put option, it gives the purchaser the right, but not the obligation, to require the Fund to buy a particular security at a set price within a set time. Writing puts requires the segregation of liquid assets by the Fund to cover the put with no more than 50% of the Fund's total assets subject to written puts.

      o FUTURES CONTRACTS. When the Fund sells a futures contract it obligates itself to deliver at a specified date a specified quantity of a commodity at a specified price. In practice, only a very small percentage of all futures contracts result in actual delivery of the underlying contract. Generally, the Fund expects to satisfy or offset its delivery obligations by taking an equal, but opposite position in the futures markets in the same commodity.

      o FORWARD CURRENCY CONTRACTS. The Fund may invest in Forward Currency Contracts which are used to buy or sell foreign currency for future delivery at a fixed price. The Fund may use them to try to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has purchased or sold, or to protect against possible losses from changes in the relative value of the U.S. dollar and a foreign currency. The Fund may also use "cross hedging," where the Fund seeks to hedge against changes in currencies other than the currency in which a security it holds is denominated. The use of Forward Contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency.

     o DERIVATIVE INSTRUMENTS CAN BE VOLATILE INSTRUMENTS AND MAY GENERALLY INVOLVE SPECIAL RISKS. Derivative instruments are complicated investments and may require special knowledge and expertise to effectively manage their risks and returns. See "Risk Factors - Risks of Derivative Instruments."


      o HEDGING. The Fund may employ futures and forward contracts, options and other derivative instruments as hedging instruments. The Fund may hedge to attempt to protect against declines in the market value of its portfolio or to permit the Fund to retain unrealized gains in the value of its portfolio investments. For more information on the Fund's hedging activities, see "Hedging" in the Statement of Additional Information.

      o SWAPS.

      o SWAPS ARE CUSTOMIZED AGREEMENTS. Swaps are customized agreements between two parties to exchange or swap cash flows or assets at specified intervals in the future. A swap contract may be best described as a portfolio of forward contracts, where one party agrees to exchange an asset (e.g. bushels of wheat) for another asset (cash) at specified dates in the future. A one period swap contract operates similar to a forward or futures contract because there is an agreement to swap wheat for cash at only one forward date. The Fund may engage in swap transactions that have more than one period and therefore, more than one exchange of assets. The Fund may enter into swap transactions whose terms and obligations extend beyond one year.

      o SWAPS ARE DERIVATIVE INSTRUMENTS. The Fund expects to commit a portion of its net assets to total return swaps on commodity prices, futures contracts, the GSCI, components of the GSCI, other commodity indices, or other readily measurable economic variables. A total return swap gives the Fund the right to receive the appreciation in value of an underlying asset in return for paying a fee to the swap counterparty. The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund would be required to pay to the counterparty the dollar value of this decline in addition to its fee payments.

     o QUALIFYING SWAP TRANSACTIONS. Similar to Qualifying Hybrid Instruments, the Fund intends to invest only in Qualifying Swap Transactions. Qualifying Swap Transactions are exempt from regulation by the Commodity Futures Trading Commission under the Commodity Exchange Act. Qualifying Swap Transactions are described in more detail in Appendix C of this Prospectus.

      o  U.S.   GOVERNMENT   SECURITIES.   The  Fund's   investments  in  U.S.
Government securities may include, but are not limited to, the following:

     o U.S. GOVERNMENT OBLIGATIONS. These are securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. U.S. Treasury notes, bills and bonds are backed by the full faith and credit of the U.S. Government. Some U.S. Government agency securities are backed by the full faith and credit of the U.S. Government (for example,"Ginnie Maes"). Others are supported by the right of the agency to borrow an amount from the U.S. Government limited to a specific line of credit (for example, "Fannie Maes"). Others are supported only by the credit of the agency that issued the security (for example, "Freddie Macs").

      o ZERO COUPON SECURITIES. These securities, which may be issued by the U.S. Government, or its agencies or instrumentalities, are purchased by the Fund at a substantial discount from their face value. They are subject to greater fluctuations in market value as interest rates change than debt securities that pay interest periodically. For financial and tax purposes, interest accrues on zero coupon bonds even though cash is not actually received by the Fund.


      o MORTGAGE-BACKED SECURITIES AND CMOS. The Fund may invest in securities issued by the U.S. Government or its agencies or instrumentalities that represent an interest in a pool of mortgage loans. See "U.S. Government Mortgage-Backed Securities and CMOs," below.

     o INVESTMENT GRADE BONDS. The Fund may invest in investment grade debt obligations rated in the four highest investment categories by Standard & Poor's Corporation, Moody's Investor Services, Inc., or by another nationally recognized statistical rating organization ("NRSRO") or, if unrated, considered by the Manager to be of similar quality. These investments may include:

      o CORPORATE BONDS. The Fund may invest in debt securities issued by domestic corporations.

      o INTERNATIONAL BONDS. The Fund may invest in international bonds, including debt securities denominated in currencies other than the U.S. dollar. Generally, these securities are issued by foreign corporations and foreign governments and are traded on foreign markets. Investment in international debt securities that are denominated in foreign currencies involve certain additional risks, which are described in the Statement of Additional Information.

     o ASSET-BACKED SECURITIES. Asset-backed securities represent interests in pools of assets such as receivables from credit card loans and automobile loans and other trade receivables. Asset-backed securities may be supported by a credit enhancement, such as a letter of credit, a guarantee or a preference right. However, the extent of the credit enhancement may be different for different securities and generally applies to only a fraction of the security's principal amount. Prepayments on the underlying receivables may reduce the return on asset-backed securities.

     o PARTICIPATION INTERESTS. Participation interests are interests in loans made to U.S. or foreign companies or to foreign governments. These interests are typically acquired from banks or brokers that have made the loan or are members of the lending syndicate. No more than 5% of the Fund's net assets may be invested in participation interests of the same borrower.

      The Manager has set certain creditworthiness standards for issuers of loan participations, and monitors their creditworthiness. The value of loan participation interests depends primarily upon the creditworthiness of the borrower, and its ability to pay interest and principal. Borrowers may have difficulty making payments. If a borrower fails to make scheduled interest or principal payments, the Fund could experience a decline in the net asset value of its shares. Some borrowers may have senior securities outstanding rated as low as "C" by Moody's or "D" by S&P, but may be deemed acceptable credit risks. Certain participation interests may be illiquid and are subject to the Fund's limitations on investments in illiquid securities. See "Illiquid and Restricted Securities".

      o U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES AND CMOS. The Fund may invest in securities that represent an interest in a pool of residential mortgage loans. These include collateralized mortgage-backed obligations (referred to as "CMOs") issued by the U.S. Government, or its agencies or instrumentalities (Ginnie Mae, Fannie Mae, or Freddie Mac). The issuer's obligation to make interest and principal payments on a mortgage-backed security is secured by the underlying portfolio of mortgages or mortgage-backed securities. Prepayments on the underlying mortgages are an important element of mortgage backed securities and may result in a gain or loss to the Fund and may reduce the return on the Fund's investments.

      The Fund may invest in CMOs that are "stripped"; that is, the security is divided into two parts, one of which receives some or all of the principal payments and the other of which receives some or all of the interest. Stripped securities that receive interest only are subject to increased volatility in price due to interest rate changes and have the additional risk that if the principal underlying the CMO is prepaid (which is more likely to happen if interest rates fall), the Fund will lose the anticipated cash flow from the interest on the mortgages that were prepaid. Stripped securities that receive principal payments only are also subject to increased volatility in price due to interest rate changes and have the additional risk that the security will be less liquid during demand or supply imbalances. See "Mortgage-backed Securities" in the Statement of Additional Information for more details.

     o PRIVATE LABEL MORTGAGE-BACKED SECURITIES, CMOS AND ZERO COUPON BONDS. The Fund may purchase mortgage-backed securities, CMOs and zero coupon bonds sold by private issuers other than the U.S. Government, its instrumentalities or its agencies. These private issuers are not backed or guaranteed by the U.S. Government, and may pose greater credit risk than the U.S. Government, or its instrumentalities or agencies.

     o MONEY MARKET INSTRUMENTS. The Fund may invest in money market instruments, including U.S. Government obligations, certificates of deposit, banker's acceptances, bank deposits, other financial institution obligations, commercial paper and other short-term commercial obligations. These include time deposits, certificates of deposit and bankers acceptances of a domestic or foreign bank with total assets of at least U.S. $1 billion. These instruments may also include instruments that have variable interest rates which, in the opinion of the Manager, are expected to maintain a value at or close to the face value of the instrument. The Fund may keep a portion of its assets in cash.


      o HIGH YIELD SECURITIES. The Fund may invest up to 10% of its total assets in high-risk, high yield, lower-rated debt securities and comparable unrated securities ("junk bonds"). High yield securities carry more credit risk and are rated "BB" or below by S&P or "Ba" or below by Moody's, or have a similar credit risk rating by another NRSRO or, if unrated, considered by the Manager to be of comparable quality. High yield securities are considered more risky than investment grade bonds because there is greater uncertainty regarding the economic viability of the issuer. The Fund may invest in securities rated as low as "D" by S&P. See "High Yield Securities - Special Risks."

      o BOARD-APPROVED INSTRUMENTS. The Fund may invest in other instruments (including new instruments that may be developed in the future) that the Fund's Board of Trustees determines are consistent with the Fund's investment objective and investment policies.

OTHER INVESTMENT TECHNIQUES AND STRATEGIES. The Fund may also use the investment techniques and strategies described below. These techniques and strategies involve certain additional risks. The Statement of Additional Information contains more information about these techniques and strategies, including limitations on their use that may help to reduce some of the risks.


      o PORTFOLIO TURNOVER. A change in the assets and securities held by the Fund is known as "portfolio turnover." The Fund will actively trade short-term instruments whose values are linked to an underlying commodity, futures contract, index or other economic variable. Consequently, the Fund may have a high portfolio turnover rate. High portfolio turnover (100% or more) may affect the ability of the Fund to qualify as a "regulated investment company" under the Internal Revenue Code for tax deductions for dividends and capital gains paid to Fund shareholders. Portfolio turnover also affects brokerage costs, dealer mark-ups and other transaction costs.

      The Fund will not generally exceed a turnover rate of three times (300%). Although the Fund may have a high turnover ratio due to the short term nature of its investments, the Fund does not expect its brokerage expenses to be excessive. This is because the Fund will purchase many of its investments directly from dealers rather than through brokers. Additionally, because of the short term nature of the Fund's investments, the Fund expects to generate short term taxable gains which will be included in its gross income.


      o SPECIAL RISKS - BORROWING. As a fundamental policy the Fund may borrow money in an amount up to 33.33% of its total assets from banks. Such borrowing may be used to fund shareholder redemptions or for other purposes. The Fund will borrow only if it can do so without putting up assets as security for a loan. Borrowing may subject the Fund to greater risks and costs than funds that do not borrow. These risks may include the possible reduction of income and increased fluctuation in the Fund's net asset value per share, since the Fund pays interest on its borrowings.

     o WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed delivery" basis. These terms refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. The Fund does not intend to make such purchases for speculative purposes. During the period between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment. There may be a risk of loss if the value of the security changes prior to the settlement date and there is the risk that the other party may not perform. The Fund may "roll" these transactions by selling the when-issued security before settlement date and simultaneously purchasing another substantially similar when-issued security.

      o REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. They are primarily used by counterparties for liquidity. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the seller for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the seller fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to insolvency and the seller initiates bankruptcy proceedings, the ability of the Fund to liquidate the collateral may be delayed or limited.

      o REVERSE REPURCHASE AGREEMENTS. The Fund may also enter into reverse repurchase agreements where the Fund sells securities to a buyer and simultaneously agrees to buy back the securities from the buyer at a future date. Reverse repurchase agreements are a form of borrowing by the Fund.

      o FORWARD ROLL TRANSACTIONS. The Fund may enter into "forward roll" transactions with banks or other buyers that provide for future delivery to the Fund of the mortgage-backed securities in which the Fund may invest. The Fund would be required to place liquid securities in a segregated account with its custodian bank in an amount equal to its purchase payment obligation under the roll.

      When the Fund engages in forward roll transactions, it relies on the buyer or seller as the case may be, to consummate the transaction. Failure of the buyer or seller to do so may result in the Fund losing the opportunity to obtain a price and yield considered to be advantageous.

      o ILLIQUID AND RESTRICTED SECURITIES. Under the policies and procedures established by the Fund's Board of Trustees, the Advisor determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. The Fund's percentage limitation on these investments does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers, such as securities purchased under Rule 144A of the Securities Act of 1933. The Advisor monitors holdings of illiquid securities on an ongoing basis and at times the Fund may be required to sell some holdings to maintain adequate liquidity.

      o LOANS OF PORTFOLIO SECURITIES. To attempt to generate income, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions. The Fund must receive collateral for a loan. These loans are limited to not more than one-third of the Fund's net assets and are subject to other conditions described in the Statement of Additional Information. The Fund presently does not intend to lend its portfolio securities, but if it does, the value of securities loaned is not expected to exceed one-third of the value of its total assets in the coming year.


RISK FACTORS

      o HYBRID INSTRUMENTS.

      THE HYBRID INSTRUMENTS IN WHICH THE FUND INVESTS CAN INVOLVE SUBSTANTIAL RISKS, INCLUDING RISK OF LOSS OF A SIGNIFICANT PORTION OF PRINCIPAL.

      o RISK OF LOSS OF INTEREST. To the extent that payment of interest is linked to the value of a particular commodity, futures contract, index or other economic variable, the Fund, as the holder of a Hybrid Instrument, may not receive all or a portion of interest on its investment.

      o RISK OF LOSS OF PRINCIPAL. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, futures contract, index or other economic variable, the Fund, as holder of the Hybrid Instrument, may not receive all or a portion of the principal. The Fund does not expect that it will invest more than 25% of its total assets in Hybrid Instruments where under the terms of the Hybrid Instrument, the risk of loss of principal, upon either redemption or maturity, exceeds 50% of the principal value of the Hybrid Instrument, calculated at the time of investment. At any particular time, the risk associated with any particular instrument in the Fund's portfolio may be significantly higher than 50% risk of loss, particularly when a Hybrid Instrument has appreciated significantly since its acquisition by the Fund.

     o LACK OF SECONDARY MARKET. The Hybrid Instruments that the Fund expects to invest in may be created specifically for investment by the Fund. Therefore, a liquid secondary market may not exist for these Hybrid Instruments, which may adversely affect the ability of the Fund to sell them or to accurately value them. See "Illiquid and Restricted Securities," above. However, to the extent the Hybrid Instruments in which the Manager invests are linked to a readily measurable commodity, futures contract, index, or economic variable, the valuation of these instruments should be clearly priced to all financial market participants which may increase their liquidity.

      o SKILL OF THE MANAGER. The success of the Fund in selecting Hybrid Investments for its portfolio depends on the skill of the Manager in predicting the movement of interest rates, the value of particular commodities and other economic variables. There is no assurance that the Manager will accurately predict these movements.

      Additionally, OFI and the Manager have limited experience investing in commodity-linked Hybrid Instruments. However, OFI, the parent company of the Manager, does have considerable experience investing in currency-linked, equity-linked and interest rate-linked Hybrid Instruments. To the extent there are similarities among these instruments, the experience of OFI and the Manager may be useful in selecting Hybrid Instruments for the Fund.

      o VOLATILITY OF HYBRID INSTRUMENTS. The value of the Hybrid Instruments in which the Fund invests may fluctuate significantly because the values of the underlying commodities, futures contracts, indexes or other economic variables to which they are linked are themselves extremely volatile. Additionally, economic leverage will increase the volatility of Hybrid Instruments as they may increase or decrease in value more quickly than the underlying commodity, index, futures contract, or economic variable.

      o COUNTERPARTY RISK. Hybrid Instruments are privately issued notes with stated maturities. These securities may be issued by banks, broker-dealers or corporations. Therefore, the Fund must accept the credit risk of the issuer's performance at the maturity of the instrument. The Fund will attempt to limit this risk, as best as possible, by transacting whenever possible with counterparties who have an investment grade credit rating. Additionally, the Fund may transact with counterparties who have a lower than investment grade credit rating but have a Letter of Credit from a major money center bank or some other form of credit enhancement.

      o COMMODITY FUTURES CONTRACTS.

     o STORAGE COSTS. Similar to the financial futures markets, there are hedgers and speculators in the commodity futures markets. However, unlike financial instruments, there are costs of physical storage associated with purchasing the underlying commodity. For instance, a large manufacturer of baked goods that wishes to hedge against a rise in the price of wheat has two choices:
(i) it can purchase the wheat today in the cash market and store the commodity at a cost until it needs the wheat for its manufacturing process, or (ii) it can buy commodity futures contracts. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (this is sometimes referred to as the "convenience yield"). To the extent that these storage costs change for an underlying commodity while the Fund is long futures contracts on that commodity, the value of the futures contract may change commensurately.

      o REINVESTMENT RISK. In the commodity futures markets, if producers of the underlying commodity wish to hedge the price risk of selling the commodity, they will sell futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to take the corresponding long side of the same futures contract, the commodity producer must be willing to sell the futures contract at a price which is below the expected future spot price. Conversely, if the predominate hedgers in the futures market are the purchasers of the underlying commodity who purchase futures contracts to hedge against a rise in prices, then speculators will only take the short side of the futures contract if the futures price is greater than the expected future spot price of the commodity.

      The changing nature of the hedgers and speculators in the commodity markets can determine whether futures prices are above or below the expected future spot price. This can have significant implications for the Fund when it is time to reinvest the proceeds from a maturing futures contract into a new futures contract. If the nature of hedgers and speculators in futures markets has shifted such that commodity purchasers are the predominate hedgers in the market, the Fund might reinvest at higher futures prices or choose other related commodity investments.

     o ADDITIONAL ECONOMIC FACTORS. The values of commodities which underlie commodity futures contracts are subject to additional variables which may be less significant to the values of traditional securities such as stocks and bonds. Variables such as drought, floods, weather, livestock disease, embargoes and tariffs may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, Hybrid Instruments, commodity options and commodity swaps, than on traditional securities. These additional variables may create additional investment risks which subject the Fund's investments to greater volatility than investments in traditional securities.

      o LEVERAGE. There is much greater leverage in futures trading than in stocks. As a registered investment company, the Fund must pay in full for all securities it purchases. In other words, the Fund is not allowed to purchase securities on margin. However, the Fund is allowed to purchase futures contracts on margin where the initial margin requirements are typically between 3 and 6 percent of the face value of the contract. That is, the Fund is only required to pay up front between 3 to 6 percent of the face value of the futures contract. Therefore, the Fund has a higher degree of leverage in its futures contract purchases than in its stock purchases. As a result there may be differences in the volatility of rates of return between securities purchases and futures contract purchases, with the returns from futures contracts being more volatile.

     o SWAP TRANSACTIONS. Swap transactions are privately negotiated off-exchange agreements between the Fund and a counterparty. There is no central market for swap transactions and therefore they are less liquid investments than exchange-traded instruments. Furthermore, if the Fund were to sell the swap to a third party, it would still remain primarily liable for the obligations under the swap contract. Additionally, the Fund will bear the credit risk of a counterparty's performance under the swap agreement. See "Swaps" in the Statement of Additional Information.

     o RISKS OF DERIVATIVE INSTRUMENTS. Some of the strategies the Fund may pursue, such as selling futures contracts, buying puts and writing calls, may hedge, to some degree, against price fluctuations. Other strategies, such as buying futures contracts, writing puts, buying calls and entering into swap agreements, tend to increase market exposure and price fluctuation. In some cases, the Fund may buy a call option, a futures contract or a Hybrid Instrument for the purpose of increasing its exposure in a particular market segment, which may be considered speculative. With respect to futures contracts or related options that are entered into for purposes that may be considered speculative, the aggregate initial margin for futures contracts and premiums for options (or, in the case of non-qualifying Hybrid Instruments, the portion attributable to the options premium) will not exceed 5% of the Fund's net assets, after taking into account realized profits and unrealized losses on such futures contracts. Through its investment in Hybrid Instruments and other derivative instruments, the Fund expects to achieve an economic exposure to the commodity markets equal to no more than 150% of its total assets.

      The use of derivative instruments requires special skills and knowledge and investment techniques that are different from what is required for normal portfolio management. If the Manager uses a derivative instrument at the wrong time or judges market conditions incorrectly, the strategies may result in a significant loss to the Fund and reduce the Fund's return. The Fund could also experience losses if the prices of its hedging instruments, futures and options positions were not properly correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option or derivative instrument.

      There are also special risks in particular strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value above the call price, the Fund will be required to sell the investment at the call price and will not be able to realize any profit on the investment above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price if the market value is below the put price. These risks and the strategies the Fund may use are described in greater detail in the Statement of Additional Information.

      o RISKS OF DEBT SECURITIES. In addition to credit risks, described below, debt securities are subject to changes in their value due to changes in prevailing interest rates. When prevailing interest rates rise, the values of already-issued debt securities generally decline. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. Changes in the value of debt securities held by the Fund mean that the Fund's share prices can go up or down when interest rates change because of the effect of the change on the value of the Fund's portfolio of debt securities. Credit risk relates to the ability or the perceived ability of the issuer to meet interest or principal payments on a security as they become due. Generally, higher yielding, lower-grade bonds, described below, are subject to credit risks to a greater extent than lower yielding, investment-grade bonds.

     o HIGH YIELD SECURITIES - SPECIAL RISKS. High yield, lower-grade debt securities, whether rated or unrated, often are speculative investments. Lower-grade debt securities have special risks that may make them riskier investments than investment grade securities. They may be subject to greater market fluctuations and risk of loss of income and principal than lower yielding, investment- grade debt securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to allow it to make the payments of interest due on the outstanding obligation. The issuer's low credit worthiness may also increase the potential for its insolvency.

      These risks mean that the Fund may not achieve the expected return from its investment in lower-grade debt securities, and that the Fund's net asset value per share may be adversely affected by declines in value of these securities. The Fund is not obligated to dispose of securities when issuers are in default or if the rating of the security is reduced. Convertible securities may entail additional risks but may be less subject to some of these risks than other debt securities, to the extent they can be converted into stock, which may be more liquid and less affected by these other risk factors.

     o FOREIGN INVESTMENT RISKS. Investments in foreign securities involve the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments), default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the U.S. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards. The Fund may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts.

      Brokerage commissions, fees for custodial services and other costs relating to investments in other countries are generally greater than in the U.S. Foreign markets have different clearance and settlement procedures from those in the U.S., and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions.


INVESTMENT RESTRICTIONS


The investment objective and certain investment restrictions of the Fund are matters of fundamental policy for purposes of the Investment Company Act of 1940 (the "1940 Act") and therefore cannot be changed without the approval of a "majority" of the outstanding voting securities of the Fund. This means the lesser of: (i) 67% of the shares of the Fund present at a shareholders' meeting if the holders of more than 50% of the shares of the Fund then outstanding are present in person or by proxy; or (ii) more than 50% of the outstanding voting securities of the Fund. The following investment restrictions apply only at the time of purchase by the Fund.


      As a matter of fundamental policy, the Fund:

(1) will not purchase the securities, Hybrid Instruments and other instruments of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, 25% or more of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, provided that the Fund will invest 25% or more of its total assets in securities, Hybrid Instruments and other instruments, including futures and forward contracts, related options and swaps, linked to the energy and natural resources, agriculture, livestock, industrial metals, and precious metals industries. The individual components of an index will be considered as separate industries;


(2) will not make loans, except that, to the extent appropriate under its investment program, the Fund may (a) purchase bonds, debentures, other debt securities and Hybrid Instruments, including short-term obligations;
      (b) enter into repurchase transactions; and (c) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets;

(3) will not issue any senior security (as defined in the 1940 Act), except that (a) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment pro gram, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities, (b) the Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under the 1940 Act and applicable regulations, interpretations of the 1940 Act or an exemptive order; (c) the Fund may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (d) the purchase or sale of Hybrid Instruments, futures contracts and related options shall not be considered to involve the issuance of senior securities; and (e) the Fund may borrow money as authorized by the 1940 Act;

(4) will not borrow money, except that (a) the Fund may enter into commitments to purchase securities and instruments in accordance with its investment program, including delayed- delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of any borrowing does not exceed 33-1/3% of the Fund's total assets; (b) the Fund may borrow money in an amount not to exceed 33-1/3% of the value of its total assets at the time when the loan is made. Borrowings representing more than 33-1/3% of the Fund's total assets must be repaid before the Fund may make additional investments;


(5) will not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling Hybrid Instruments, options and futures contracts with respect to individual commodities or indices, or from investing in securities or other instruments backed by physical commodities or indices); or

(6) will not purchase or sell real estate unless acquired as a result of direct ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, including REITs). Investments by a Fund in securities backed by mortgages on real estate or in securities of companies engaged in such activities are not hereby precluded.


HOW THE FUND IS MANAGED

ORGANIZATION AND HISTORY. The Fund was organized in July, 1996 as a Massachusetts business trust. The Fund is an open-end, non-diversified management investment company, with an unlimited number of authorized shares of beneficial interest.

      The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. "Trustees and Officers of the Fund" in the Statement of Additional Information names the Trustees and officers of the Fund and provides more information about them. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has four classes of shares, Class A, Class B, Class C and Class Y. All classes invest in the same investment portfolio. Only certain institutional investors may elect to purchase Class Y shares. Each class has its own dividends and distributions and pays certain expenses which may be different for the different classes. Each class may have a different net asset value. Each share has one vote at shareholder meetings, with fractional shares voting proportionally. Shareholders of the Fund vote in the aggregate, on certain matters such as the election of Trustees. Each class votes on matters which affect that class and does not vote on matters which do not affect that class. Shares are freely transferrable.


THE MANAGER AND ITS AFFILIATES.  The Fund is managed by  OppenheimerFunds,  Inc.
("OFI" or the "Advisor") and Oppenheimer Real Asset Management, Inc. (the "Manager"), which is the Subadvisor for the Fund and is responsible for selecting the Fund's investments and handles its day-to-day business. OFI and the Manager are registered investment advisors with the Securities and Exchange Commission and the Manager is a registered Commodity Trading Advisor with the Commodity Futures Trading Commission ("CFTC"). The Manager is a wholly owned subsidiary of OFI. OFI and the Manager carry out their duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement and Sub-Advisory Agreement which state OFI's and Manager's responsibilities. The Investment Advisory Agreement and the Sub-Advisory Agreement set forth the fees paid by the Fund to OFI, and by OFI to the Manager, and describes the expenses that the Fund is responsible to pay to conduct its business.

      OFI has operated as an investment advisor since 1959. OFI (including subsidiaries) currently manage investment companies, including other Oppenheimer funds, with assets of more than $75 billion as of September 30, 1997, and with more than 3 million shareholder accounts. The Manager is owned by OFI, which in turn is a wholly owned subsidiary of Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of OFI and controlled by Massachusetts Mutual Life Insurance Company.

     o PORTFOLIO MANAGERS. The Portfolio Managers of the Fund are Russell Read and Mark Anson. Mr. Read and Mr. Anson are a Senior Vice President and a Vice President, respectively, of the Advisor and both are Vice Presidents of the Manager. They are the persons principally responsible for the day-to-day management of the Fund's portfolio. Mr. Read joined OFI in October, 1993 as Director of Quantitative Research. Prior to that, Mr. Read was an investment manager for The Prudential and Associate Economist for the First National Bank of Chicago. Mr. Read received his Ph.D. in Political Economy from Stanford University and his M.B.A. in Finance/International Business and B.A. in Statistics from the University of Chicago. Mr. Anson joined OFI in January, 1996 as a Vice President and Assistant Counsel. Prior to that, Mr. Anson was employed as a Registered Options Principal on the Equity Derivatives desk at Salomon Brothers Inc. and as an attorney at Chapman and Cutler. Mr. Anson earned his Ph.M. and Ph.D. in Finance from the Graduate School of Business at Columbia University and his J.D. from Northwestern University School of Law. Mr. Anson has also earned a C.P.A. certificate. Both Mr. Read and Mr. Anson are Chartered Financial Analysts.


      o FEES AND EXPENSES. Under the Investment Advisory Agreement, the Fund pays OFI the following annual fees, which decline on additional assets as the Fund grows: 1.0% of the first $200 million of average net assets, 0.90% of the next $200 million, 0.85% of the next $200 million, 0.80% of the next $200 million, and 0.75% of net assets in excess of $800 million. Under the Sub-Advisory Agreement, the Manager receives from OFI the following portions of the annual fees: 0.50% of the first $200 million of average net assets, 0.45% of the next $200 million, 0.425% of the next $200 million, 0.40% of the next $200 million, and 0.375% of the net assets in excess of $800 million.

      The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment. More information about the Investment Advisory Agreement and the other expenses paid by the Fund is contained in the Statement of Additional Information.

      There is also information about the Fund's brokerage policies and practices in "Brokerage Policies of the Fund" in the Statement of Additional Information. That section discusses how brokers and dealers are selected for the Fund's portfolio transactions. When deciding which brokers to use, OFI and the Manager are permitted by the Investment Advisory Agreement and the Sub- Advisory Agreement to consider whether brokers have sold shares of the Fund or any other funds for which the Manager or OFI serve as investment advisor.

      o THE DISTRIBUTOR. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of OFI that acts as the Fund's Distributor. The Distributor also distributes the shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of OFI.

     o THE TRANSFER AGENT. The Fund's Transfer Agent is OppenheimerFunds Services, a division of OFI, which acts as the shareholder servicing agent for the Fund on an "at cost" basis. It also acts as the shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free number shown below in this Prospectus and on the back cover.


PERFORMANCE OF THE FUND

EXPLANATION OF PERFORMANCE TERMINOLOGY. The Fund uses the terms "total return" and "average annual total return" to illustrate its performance. The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different as a result of the different kinds of expenses each class bears. These returns measure the performance of a hypothetical account in the Fund over various periods, and do not show the performance of each shareholder's account (which will vary if dividends are received in cash or shares are sold or purchased). The Fund's performance data may help you see how well your Fund has done over time and to compare it to other funds or market indices.

      It is important to understand that the Fund's total returns represent past performance and should not be considered to be predictions of future returns or performance. More detailed information about how total returns are calculated is contained in the Statement of Additional Information, which also contains information about other ways to measure and compare the Fund's performance. The Fund's investment performance will vary over time, depending on market conditions, the composition of the portfolio, expenses, and which class of shares you purchase.

      o TOTAL RETURNS. There are different types of total returns used to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show the Fund's actual year-by-year performance.

      When total returns are quoted for Class A shares, normally the current maximum initial sales charge has been deducted. When total returns are shown for Class B or Class C shares, normally the contingent deferred sales charge that applies to the period for which total return is shown has been deducted. Total returns may also be quoted at net asset value, without considering the effect of the contingent deferred sales charge, and those returns would be less if sales charges were deducted.

      The performance benchmark for the Fund is the Goldman Sachs Commodity Index ("GSCI"). The GSCI is comprised of the near term futures prices for 22 commodities within five major commodity sectors: energy, agriculture, livestock, industrial metals and precious metals.


A B O U T  Y O U R  A C C O U N T

HOW TO BUY SHARES

CLASSES OF SHARES.  The Fund offers investors four different  classes of shares:
Class A, Class B, Class C and Class Y. The fourth class, Class Y, is offered only to certain institutional investors. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.


      o CLASS A SHARES. If you buy Class A shares, you may pay an initial sales charge on investments up to $1 million (up to $500,000 for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" on page 35). If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 12 months of buying them (18 months if the shares were purchased prior to May 1, 1997), you may pay a contingent deferred sales charge.


      o CLASS B SHARES. If you buy Class B shares, you pay no sales charge at the time of purchase, but if you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That sales charge varies depending on how long you own your shares, as described in "Buying Class B Shares," below.

      o CLASS C SHARES. If you buy Class C shares, you pay no sales charge at the time of purchase, but if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as described in "Buying Class C Shares," below.


      O CLASS Y SHARES. Class Y shares are offered only to certain institutional investors that have special agreements with the Distributor.


     None of the instructions described elsewhere in this Prospectus or the Statement of Additional Information for the purchase, redemption, reinvestment, exchange or transfer of shares of the Fund or the reinvestment of dividends apply to its Class Y shares. Clients of Class Y Sponsors must request their Sponsor to effect all transactions in Class Y shares on their behalf.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors which you should discuss with your financial advisor. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time. The most important factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

      In the following discussion, to help provide you and your financial advisor with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in the Fund. We assumed you are an individual investor, and therefore ineligible to purchase Class Y shares. We used the maximum sales charge rates that apply to each class, considering the effect of the annual asset-based sales charge on Class B and Class C shares (which, like all expenses, will affect your investment return). For the sake of comparison, we have assumed that there is a 10% rate of appreciation in the investment each year. Of course, the actual performance of your investment cannot be predicted and will vary, based on the Fund's actual investment returns and the operating expenses borne by each class of shares, and which class of shares you invest in.

      The factors discussed below are not intended to be investment advice or recommendations, because each investor's financial considerations are different. The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only ONE class of shares and not a combination of shares of different classes.

      o HOW LONG DO YOU EXPECT TO HOLD YOUR INVESTMENT? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment (which reduces the amount of your investment dollars used to buy shares for your account), compared to the effect over time of higher class-based expenses on Class B or Class C shares for which no initial sales charge is paid.

      INVESTING FOR THE SHORT TERM. If you have a short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares, because of the effect of the Class B contingent deferred sales charge if you redeem in less than 7 years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.


      However, if you plan to invest more than $100,000 for the shorter term, then the more you invest and the more your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares. For example, Class A shares might be more advantageous than Class C shares (as well as Class B shares) for investments of more than $100,000 expected to be held for 5 or 6 years (or more). For investments over $250,000 expected to be held 4 to 6 years (or more), Class A shares may become more advantageous than Class C shares (and Class B shares). If investing $500,000 or more, Class A shares may be more advantageous as your investment horizon approaches 3 years or more.


      For investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares, from a single investor.

      INVESTING FOR THE LONGER TERM. If you are investing for the longer term, for example, for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate consideration, if you plan to invest less than $100,000. If you plan to invest more than $100,000 over the long term, Class A shares will likely be more advantageous than Class B shares or Class C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charges available for larger investments in Class A shares under the Fund's Right of Accumulation.

      Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, using the assumed annual performance return stated above, and therefore you should analyze your options carefully.

     o ARE THERE DIFFERENCES IN ACCOUNT FEATURES THAT MATTER TO YOU? Because some account features may not be available to Class B or Class C shareholders, or other features (such as Automatic Withdrawal Plans) might not be advisable (because of the effect of the contingent deferred sales charge) for Class B or Class C shareholders, you should carefully review how you plan to use your investment account before deciding which class of shares to buy. Additionally, dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A, such as the Class B and Class C asset-based sales charges described below and in the Statement of Additional Information. Share certificates are not available for Class B or Class C shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider.

      o HOW DOES IT AFFECT PAYMENTS TO MY BROKER? A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class of shares than for selling another class. It is important that investors understand that the purpose of the Class B and Class C contingent deferred sales charges and asset-based sales charges are the same as the purpose of the front-end sales charge on sales of Class A shares: that is, to compensate the Distributor for commissions it pays to dealers and financial institutions for selling shares. The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

HOW MUCH MUST YOU INVEST? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

      o With Asset Builder Plans, Automatic Exchange Plans, 403(b)(7) custodial plans and military allotment plans, you can make initial and subsequent investments of as little as $25. Subsequent purchases of at least $25 can be made by telephone through AccountLink.

      o Under pension, profit-sharing and 401(k) plans and Individual Retirement Accounts (IRAs), you can make an initial investment of as little as $250 (if your IRA is established under an Asset Builder Plan, the $25 minimum applies), and subsequent investments may be as little as $25.

      o There is no minimum investment requirement if you are buying shares by reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or by reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

      o HOW ARE SHARES PURCHASED? You can buy shares several ways -- through any dealer, broker or financial institution that has a sales agreement with the Distributor, directly through the Distributor, or automatically from your bank account through an Asset Builder Plan under the OppenheimerFunds AccountLink service. The Distributor may appoint servicing agents as the Distributor's agent to accept purchase (and redemption) orders. WHEN YOU BUY SHARES, BE SURE TO SPECIFY CLASS A, CLASS B OR CLASS C SHARES. IF YOU DO NOT CHOOSE, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES.

      o BUYING SHARES THROUGH YOUR DEALER. Your dealer will place your order with the Distributor on your behalf.

      o BUYING SHARES THROUGH THE DISTRIBUTOR. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, it is recommended that you discuss your investment first with a financial advisor, to be sure that it is appropriate for you.

      o PAYMENT BY FEDERAL FUNDS WIRE. Shares may be purchased by Federal Funds Wire. The minimum investment is $2,500. You must FIRST call the Distributor's Wire Department at 1-800-525-7041 to notify the Distributor of the wire, and receive further instructions.


      o BUYING SHARES THROUGH OPPENHEIMERFUNDS ACCOUNTLINK. You can use AccountLink to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member. You can then transmit funds electronically TO PURCHASE SHARES, or to have the Transfer Agent SEND REDEMPTION PROCEEDS or to TRANSMIT DIVIDENDS AND DISTRIBUTIONS to your bank account.

      Shares are purchased for your account on AccountLink on the regular business day the Distributor is instructed by you to initiate the ACH transfer to buy shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. You should request AccountLink privileges on the application or dealer settlement instructions used to establish your account. See "AccountLink" below for more details.

     o ASSET BUILDER PLANS. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Statement of Additional Information.


      o AT WHAT PRICE ARE SHARES SOLD? Shares are sold at the public offering price based on the net asset value (and any initial sales charge that applies) that is next determined after the Distributor receives the purchase order in Denver, Colorado, or the order is received and transmitted to the Distributor by an entity authorized by the Fund to accept purchase or redemption orders. The Fund has authorized the Distributor, certain broker-dealers and agents or intermediaries designated by the Distributor or those broker-dealers to accept orders. In most cases, to enable you to receive that day's offering price, the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes, which is normally 4:00 P.M., New York time, but may be earlier on some days (all references to time in this Prospectus mean "New York time"). The net asset value of each class of shares is determined as of that time on each day The New York Stock Exchange is open (which is a "regular business day").

      If you buy shares through a dealer, normally your order must be transmitted to the Distributor so that it is received before the Distributor's close of business that day, which is normally 5:00 P.M. THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY REJECT ANY PURCHASE ORDER FOR THE FUND'S SHARES.


SPECIAL SALES CHARGE ARRANGEMENTS FOR CERTAIN PERSONS. Appendix A to this Prospectus sets forth conditions for the waiver of, or exemption from, sales charges or the special sales charge rates that apply to purchases of shares of the Fund (including purchases by exchange) by a person who was a shareholder of one of the former Quest For Value Funds (as described in that Appendix).

BUYING CLASS A SHARES. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In some cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Fund receives the net asset value to invest for your account. The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor and allocated to your dealer as commission. The current sales charge rates and commissions paid to dealers and brokers are as follows:

                        FRONT-END SALES     FRONT-END SALES
                        CHARGE AS A         CHARGE AS A        COMMISSIONS AS
                        PERCENTAGE OF       PERCENTAGE OF      PERCENTAGE OF
AMOUNT OF PURCHASE      OFFERING PRICE      AMOUNT INVESTED    OFFERING PRICE
------------------------------------------------------------------------------
Less than $25,000       5.75%               6.10%              4.75%
------------------------------------------------------------------------------
$25,000 or more but
less than $50,000       5.50%               5.82%              4.75%
------------------------------------------------------------------------------
$50,000 or more but
less than $100,000      4.75%               4.99%              4.00%
------------------------------------------------------------------------------
$100,000 or more but
less than $250,000      3.75%               3.90%              3.00%
------------------------------------------------------------------------------
$250,000 or more but
less than $500,000      2.50%               2.56%              2.00%
------------------------------------------------------------------------------
$500,000 or more but
less than $1 million    2.00%               2.04%              1.60%

The Distributor reserves the right to reallow the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

      o CLASS A CONTINGENT DEFERRED SALES CHARGE. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds in the following cases:

      o Purchases aggregating $1 million or more;

      o Purchases by a retirement plan qualified under section 401(a) if the retirement plan has total plan assets of $500,000 or more;


      o Purchases by a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code, by a non-qualified deferred compensation plan, employee benefit plan, group retirement plan (see "How to Buy Shares - Retirement Plans" in the Statement of Additional Information for further details), an employee's 403(b)(7) custodial plan account, SEP IRA, SARSEP, or SIMPLE plan (all of these plans are collectively referred to as "Retirement Plans"); that: (1) buys shares costing $500,000 or more, or (2) has, at the time of purchase, 100 or more eligible participants, or (3) certifies that it projects to have annual plan purchases of $200,000 or more; or


      o Purchases by an OppenheimerFunds  Rollover IRA if the purchases are made
(1) through a broker, dealer, bank or registered investment advisor that has made special arrangements with the Distributor for these purchases, or (2) by a direct rollover of a distribution from a qualified retirement plan if the administrator of that plan has made special arrangements with the Distributor for those purchases.

      The Distributor pays dealers of record commissions on those purchases in an amount equal to (i) 1.0% for non-Retirement Plan accounts, and (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million calculated on a calendar year basis. That commission will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer commission. No sales commission will be paid to the dealer, broker or financial institution on sales of Class A shares purchased with the redemption proceeds of shares of a mutual fund offered as an investment option under a special arrangement with the Distributor if the purchase occurs more than 30 days after the addition of the Oppenheimer funds as an investment option to the Retirement Plan.

      If you redeem any of those shares purchased prior to May 1, 1997, within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. A Class A contingent deferred sales charge may be deducted from the redemption proceeds of any of those shares purchased on or after May 1, 1997 that are redeemed within 12 months of the end of the calendar month of their purchase. That sales charge may be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gains distributions) or (2) the original offering price (which is the original net asset value) of the redeemed shares. However, the Class A contingent deferred sales charge will not exceed the aggregate amount of the commissions the Distributor paid to your dealer on all Class A shares of all Oppenheimer funds you purchased subject to the Class A contingent deferred sales charge.

      In determining whether a contingent deferred sales charge is payable, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains, and then will redeem other shares in the order that you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in "Waivers of Class A Sales Charges" below.

      No Class A contingent deferred sales charge is charged on exchanges of shares under the Fund's Exchange Privilege (described below). However, if the shares acquired by exchange are redeemed within 12 calendar months (18 months for shares purchased prior to May 1, 1997) of the end of the calendar month of the purchase of the exchanged shares, the contingent deferred sales charge will apply.

     o SPECIAL ARRANGEMENTS WITH DEALERS. The Distributor may advance up to 13 months' commissions to dealers that have established special arrangements with the Distributor for Asset Builder Plans for their clients.

      O REDUCED SALES CHARGES FOR CLASS A SHARE PURCHASES. You may be eligible to buy Class A shares at reduced sales charge rates in one or more of the following ways:

      o RIGHT OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together Class A and Class B shares you purchase for your individual accounts, or jointly, or for trust or custodial accounts on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.

      Additionally, you can add together current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares. You can also include Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds. The Distributor will add the value at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The Oppenheimer funds are listed in "Reduced Sales Charges" in the Statement of Additional Information, or a list can be obtained from the Distributor. The reduced sales charge will apply only to current purchases and must be requested when you buy your shares.

      o LETTER OF INTENT. Under a Letter of Intent, if you purchase Class A shares or Class A shares and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. This can include purchases made up to 90 days before the date of the Letter. More information is contained in the Application and in "Reduced Sales Charges" in the Statement of Additional Information.


      o WAIVERS OF CLASS A SALES CHARGES. The Class A sales charges are not imposed in the circumstances described below. There is an explanation of this policy in "Reduced Sales Charges" in the Statement of Additional Information. In order to receive a waiver of the Class A contingent deferred sales charge, you must notify the Transfer Agent which conditions apply.


      WAIVERS OF INITIAL AND CONTINGENT DEFERRED SALES CHARGES FOR CERTAIN PURCHASERS. Class A shares purchased by the following investors are not subject to any Class A sales charges:

      o the Manager or its affiliates;

      o present or former officers, directors, trustees and employees (and their "immediate families" as defined in "Reduced Sales Charges" in the Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees;

      o registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose;

      o dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees;

      o employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children);

      o dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products or employee benefit plans made available to their clients (those clients may be charged the transaction fee by their dealer, broker, bank or advisor for the purchase or sale of fund shares);


      o (1) investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients; (2) retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases; and (3) clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares);


      o employee benefit plans purchasing shares through a shareholder servicing agent which the Distributor has appointed as its agent to accept those purchase orders;

      o directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons;

      o accounts for which Oppenheimer Capital is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts;

      o any unit investment trust that has entered into an appropriate agreement with the Distributor;

      o a TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995; or


      o qualified retirement plans that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, provided that such arrangements are consummated and share purchases commenced by December 31, 1996.


      WAIVERS OF INITIAL AND CONTINGENT DEFERRED SALES CHARGES IN CERTAIN TRANSACTIONS. Class A shares issued or purchased in the following transactions are not subject to Class A sales charges:

      o shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party;

      o shares purchased by the reinvestment of loan repayments by a participant in a retirement plan for which the Manager or its affiliates acts as sponsor;


      o shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor;


      o shares purchased and paid for with the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a Fund managed by OFI or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid (this waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner); this waiver must be requested when the purchase order is placed for your shares of the Fund, and the Distributor may require evidence of your qualification for this waiver; or


      o shares purchased with the proceeds of maturing principal of units of any Qualified Unit Investment Liquid Trust Series.

      WAIVERS OF THE CLASS A CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS. The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

      o to make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value;

      o involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see "Shareholder Account Rules and Policies," below);

      o if, at the time of purchase of shares (prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);
      o if, at the time of purchase of shares (on or after May 1, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);

      o for distributions from a TRAC-2000 401(k) plan sponsored by the Distributor due to the termination of the TRAC-2000 program;

      o for distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes: (1) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must occur after the participant's account was established); (2) to return excess contributions; (3) to return contributions made due to a mistake of fact; (4) hardship withdrawals, as defined in the plan; (5) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (6) to meet the minimum distribution requirements of the Internal Revenue Code; (7) to establish "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code;
(8) for retirement distributions or loans to participants or beneficiaries; (9) separation from service; (10) participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or its subsidiary) offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, or (11) plan termination or "in-service distributions", if the redemption proceeds are rolled over directly to an OppenheimerFunds IRA;

      o for distributions from Retirement Plans having 500 or more eligible participants, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan; or

      o for distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

      o SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares to reimburse the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor uses all of those fees to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares and to reimburse itself (if the Fund's Board of Trustees authorizes such reimbursements, which it has not yet done) for its other expenditures under the Plan.

      Services to be provided include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. Payments are made by the Distributor quarterly at an annual rate not to exceed 0.25% of the average annual net assets of Class A shares held in accounts of the service providers or their customers. The payments under the Plan increase the annual expenses of Class A shares. For more details, please refer to "Distribution and Service Plans" in the Statement of Additional Information.

BUYING CLASS B SHARES. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price. The Class B contingent deferred sales charge is paid to the Distributor to reimburse its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 6 years, and (3) shares held the longest during the 6-year period. The contingent deferred sales charge is not imposed in the circumstances described in "Waivers of Class B and Class C Sales Charges," below.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

                                    CONTINGENT DEFERRED SALES CHARGE
YEARS SINCE BEGINNING OF MONTH IN   ON REDEMPTIONS IN THAT YEAR
WHICH PURCHASE ORDER WAS ACCEPTED   (AS % OF AMOUNT SUBJECT TO CHARGE)
------------------------------------------------------------------------------
0-1                                 5.0%
------------------------------------------------------------------------------
1-2                                 4.0%
------------------------------------------------------------------------------
2-3                                 3.0%
------------------------------------------------------------------------------
3-4                                 3.0%
------------------------------------------------------------------------------
4-5                                 2.0%
------------------------------------------------------------------------------
5-6                                 1.0%
------------------------------------------------------------------------------
6 and following                     None

In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

     o AUTOMATIC CONVERSION OF CLASS B SHARES. 72 months after you purchase Class B shares, those shares will automatically convert to Class A shares. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in "Alternative Sales Arrangements - Class A, Class B and Class C Shares" in the Statement of Additional Information.

BUYING CLASS C SHARES. Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price. The Class C contingent deferred sales charge is paid to the Distributor to reimburse its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 12 months, and (3) shares held the longest during the 12- month period.

      o DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B shares and Class C shares to compensate the Distributor for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares that are outstanding for six years or less and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each Plan. Under each Plan, both fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The asset-based sales charge and service fees increase Class B and Class C expenses by up to 1.00% of the net assets per year of the respective class per year.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. Those services are similar to those provided under the Class A Service Plan, described above. The Distributor pays the 0.25% service fees to dealers in advance for the first year after Class B or Class C shares have been sold by the dealer and retains the service fee paid by the Fund in that year. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The asset-based sales charge allows investors to buy Class B or Class C shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B and Class C shares. Those payments are at a fixed rate that is not related to the Distributor's expenses. The services rendered by the Distributor include paying and financing the payment of sales commissions, service fees and other costs of distributing and selling Class B and Class C shares.


      The Distributor currently pays sales commissions of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge. The Distributor may pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee in advance at the time of purchase.

      The Distributor currently pays sales commissions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.00% of the purchase price. The Distributor plans to pay the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more. The Distributor may pay the Class C service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee in advance at the time of purchase.


      The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the Distribution and Service Plans for Class B and C shares. If the Fund terminates either of its Plans, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the Plan was terminated.


      o WAIVERS OF CLASS B AND CLASS C SALES CHARGES. The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions nor will it apply to Class B and Class C shares redeemed in certain circumstances as described below. The reasons for this policy are described in "Reduced Sales Charges" in the Statement of Additional Information. In order to receive a waiver of the Class B or Class C contingent deferred sales charge, you must notify the Transfer Agent which conditions apply.

      WAIVERS FOR REDEMPTIONS OF SHARES IN CERTAIN CASES. The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases :


      o distributions to participants or beneficiaries from Retirement Plans, if the distributions are made (a) under an Automatic Withdrawal Plan after the participant reaches age 59-1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), or (b) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must have occurred after the account was established);

      o redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a "grantor" trust or revocable living trust for which the trustee is also the sole beneficiary (the death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration);

      o returns of excess contributions to Retirement Plans;

     o distributions from Retirement Plans to make "substantially equal periodic payments" as permitted in Section 72(t) of the Internal Revenue Code that do not exceed 10% of the account value annually, measured from the date the Transfer Agent receives the request;

      o shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," below;

     o distributions from OppenheimerFunds prototype 401(k) plans and from certain Massachusetts Mutual Life Insurance Company prototype 401(k) plans (1) for hardship withdrawals; (2) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (3) to meet minimum distribution requirements as defined in the Internal Revenue Code; (4) to make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code; (5) for separation from service; or (6) for loans to participants or beneficiaries; or

      o distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

      WAIVERS FOR SHARES SOLD OR ISSUED IN CERTAIN TRANSACTIONS. The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

      o shares sold to the Manager or its affiliates;

      o shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose; or

      o shares issued in plans of reorganization to which the Fund is a party.


BUYING CLASS Y SHARES. Class Y shares are sold at net asset value per share without sales charge directly to certain institutional investors, such as insurance companies, registered investment companies and employee benefit plans, that have special agreements with the Distributor for this purpose. These include Massachusetts Mutual Life Insurance Company, an affiliate of OFI, which may purchase Class Y shares of the Fund and other Oppenheimer funds (as well as Class Y shares of funds advised by MassMutual) for asset allocation programs, investment companies or separate investment accounts it sponsors and offers to its customers. Individual investors are not able to invest in Class Y shares directly.

      While Class Y shares are not subject to initial or contingent deferred sales charges or asset-based sales charges, an institutional investor buying the shares for its customers' accounts may impose charges on those accounts. The procedures for purchasing, redeeming, exchanging, or transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent) and the special account features available to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class Y shares. Instructions for purchasing, redeeming exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.



SPECIAL INVESTOR SERVICES

ACCOUNTLINK. OppenheimerFunds AccountLink links your Fund account to your account at your bank or other financial institution to enable you to send money electronically between those accounts to perform a number of types of account transactions. These include purchases of shares by telephone (either through a service representative or by PhoneLink, described below), automatic investments under Asset Builder Plans, and sending dividends and distributions or Automatic Withdrawal Plan payments directly to your bank account. Please call the Transfer Agent for more information.

      AccountLink privileges should be requested on your dealer's settlement instructions if you buy your shares through your dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

      o USING ACCOUNTLINK TO BUY SHARES. Purchases may be made by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

      o PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number:
1-800-533-3310.

      o PURCHASING  SHARES. You may purchase shares in amounts up to $100,000 by
phone,  by  calling  1-800-533-3310.   You  must  have  established  AccountLink
privileges to link your bank account with the Fund, to pay for these purchases.

     o EXCHANGING SHARES. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer funds account you have already established by calling the special PhoneLink number. Please refer to "How to Exchange Shares," below, for details.

     o SELLING SHARES. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below, for details.

SHAREHOLDER TRANSACTIONS BY FAX. Beginning May 30, 1997, requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer funds account on a regular basis:

     o AUTOMATIC WITHDRAWAL PLANS. If your Fund account is worth $5,000 or more, you can establish an Automatic Withdrawal Plan to receive payments of at least $50 on a monthly, quarterly, semi-annual or annual basis. The checks may be sent to you or sent automatically to your bank account on AccountLink. You may even set up certain types of withdrawals of up to $1,500 per month by telephone. You should consult the Statement of Additional Information for more details.

      o AUTOMATIC EXCHANGE PLANS. You can authorize the Transfer Agent to exchange automatically an amount you establish in advance for shares of up to five other Oppenheimer funds on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum purchase for each Oppenheimer funds account is $25. These exchanges are subject to the terms of the Exchange Privilege, described below.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment. Please consult the Statement of Additional Information for more details.

RETIREMENT PLANS. Fund shares are available as an investment for your retirement plans. If you participate in a plan sponsored by your employer, the plan trustee or administrator must make the purchase of shares for your retirement plan account. The Distributor offers a number of different retirement plans that can be used by individuals and employers:


      o INDIVIDUAL RETIREMENT ACCOUNTS including rollover IRAs, for individuals and their spouses and SIMPLE IRAs offered by employers


      o 403(B)(7) CUSTODIAL PLANS for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations

      o SEP-IRAS (Simplified Employee Pension Plans) for small business owners or people with income from self-employment, including SAR/SEP-IRAs

      o PENSION AND PROFIT-SHARING PLANS for self-employed persons and other employers

      o 401(K) PROTOTYPE RETIREMENT PLANS for businesses

Please call the Distributor for the OppenheimerFunds plan documents, which contain important information and applications.


HOW TO SELL SHARES
You can arrange to take money out of your account by selling (redeeming) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received and accepted by the Transfer Agent. The Fund offers you a number of ways to sell your shares in writing or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis, as described above. IF YOU HAVE QUESTIONS ABOUT ANY OF THESE PROCEDURES, AND ESPECIALLY IF YOU ARE REDEEMING SHARES IN A SPECIAL SITUATION, SUCH AS DUE TO THE DEATH OF THE OWNER OR FROM A RETIREMENT PLAN, PLEASE CALL THE TRANSFER AGENT FIRST, AT 1-800-525-7048, FOR ASSISTANCE.

     o RETIREMENT ACCOUNTS. To sell shares in an Oppenheimer funds retirement account in your name, call the Transfer Agent for a distribution request form. There are special income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer, you must arrange for the distribution request to be sent by the plan administrator or trustee. There are additional details in the Statement of Additional Information.

      o CERTAIN REQUESTS REQUIRE A SIGNATURE GUARANTEE. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee):

      o You wish to redeem more than $50,000 worth of shares and receive a check

      o The redemption check is not payable to all shareholders listed on the account statement

      o The redemption check is not sent to the address of record on your account statement

      o Shares are being transferred to a Fund account with a different owner or name

      o Shares are redeemed by someone other than the owners (such as an Executor)

     o WHERE CAN I HAVE MY SIGNATURE GUARANTEED? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. IF YOU ARE SIGNING AS A FIDUCIARY OR ON BEHALF OF A CORPORATION, PARTNERSHIP OR OTHER BUSINESS, YOU MUST ALSO INCLUDE YOUR TITLE IN THE SIGNATURE.

SELLING SHARES BY MAIL. Write a "letter of instructions" that includes:

      o Your name

      o The Fund's name

      o Your Fund account number (from your account statement) o The dollar amount or number of shares to be redeemed

      o Any special payment instructions

      o Any share certificates for the shares you are selling

      o The signatures of all registered owners exactly as the account is registered, and

      o Any special requirements or documents requested by the Transfer Agent to assure proper authorization of the person asking to sell shares.

USE THE FOLLOWING ADDRESS FOR             SEND  COURIER  OR  EXPRESS MAIL
REQUEST BY MAIL:                          REQUESTS TO:
OppenheimerFunds Services                 OppenheimerFunds Services
P.O. Box 5270                             10200 E. Girard Avenue,
Denver, Colorado 80217                    Building D
                                          Denver, Colorado 80231

SELLING SHARES BY TELEPHONE. You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan or under a share certificate by telephone.

      o To redeem shares through a service representative, call 1-800-852-8457

      o To redeem shares automatically on PhoneLink, call 1-800-533-3310

     Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds wired to that bank account.

      o TELEPHONE REDEMPTIONS PAID BY CHECK. Up to $50,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

      o TELEPHONE REDEMPTIONS THROUGH ACCOUNTLINK. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

SELLING SHARES THROUGH YOUR DEALER. The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers.
 Brokers or dealers may charge for that service. Please call your dealer or broker for more information about this procedure. Please refer to "Special Arrangements for Repurchase of Shares from Dealers and Brokers" in the Statement of Additional Information for more details.


HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. To exchange shares, you must meet several conditions:

      o Shares of the fund selected for exchange must be available for sale in your state of residence.

      o The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege.

      o You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares every regular business day.

      o You must meet the minimum purchase requirements for the fund you purchase by exchange.

      o  BEFORE  EXCHANGING  INTO A FUND,  YOU  SHOULD  OBTAIN  AND  READ  ITS
PROSPECTUS.

      SHARES OF A PARTICULAR CLASS OF THE FUND MAY BE EXCHANGED ONLY FOR SHARES OF THE SAME CLASS IN THE OTHER OPPENHEIMER FUNDS. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. At present, Oppenheimer Money Market Fund, Inc. offers only one class of shares, which are considered to be "Class A" shares for this purpose. In some cases, sales charges may be imposed on exchange transactions. See "How to Exchange Shares" in the Statement of Additional Information for more details.

      Exchanges may be requested in writing or by telephone:

     o WRITTEN EXCHANGE REQUESTS. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the addresses listed in "How to Sell Shares."

     o TELEPHONE EXCHANGE REQUESTS. Telephone exchange requests may be made either by calling a service representative at 1-800-852-8457 or by using PhoneLink for automated exchanges, by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

     You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1-800-525-7048. That list can change from time to time.

      There are certain exchange policies you should be aware of:

      o Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might require the sale of portfolio securities at a time or price disadvantageous to the Fund.

      o Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.

      o The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.

      o For tax purposes, exchanges of shares involve a redemption of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. For more information about taxes affecting exchanges, please refer to "How to Exchange Shares" in the Statement of Additional Information.

      o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.


SHAREHOLDER ACCOUNT RULES AND POLICIES

      o NET ASSET VALUE PER SHARE is determined for each class of shares as of the close of The New York Stock Exchange, which is normally 4:00 P.M. but may be earlier on some days, on each day the Exchange is open by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine net asset value. In general, securities values are based on market value. There are special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. These procedures are described more completely in the Statement of Additional Information.

      o THE OFFERING OF SHARES may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

     o TELEPHONE TRANSACTION PRIVILEGES for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

      o THE  TRANSFER  AGENT WILL  RECORD  ANY  TELEPHONE  CALLS to verify  data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. If the Transfer Agent does not use reasonable procedures it may be liable for losses due to unauthorized transactions, but otherwise neither the Transfer Agent nor the Fund will be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine. If you are unable to reach the Transfer Agent during periods of unusual market activity, you may not be able to complete a telephone transaction and should consider placing your order by mail.

      o REDEMPTION OR TRANSFER REQUESTS WILL NOT BE HONORED UNTIL THE TRANSFER AGENT RECEIVES ALL REQUIRED DOCUMENTS IN PROPER FORM. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

      o DEALERS THAT CAN PERFORM ACCOUNT TRANSACTIONS FOR THEIR CLIENTS BY PARTICIPATING IN NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

      o THE REDEMPTION PRICE FOR SHARES WILL VARY from day to day because the value of the securities in the Fund's portfolio fluctuates, and the redemption price, which is the net asset value per share, will normally be different for Class A, Class B, Class C and Class Y shares. Therefore, the redemption value of your shares may be more or less than their original cost.


      o PAYMENT FOR REDEEMED SHARES is made ordinarily in cash and forwarded by check or through ACCOUNTLINK (as elected by the shareholder under the redemption procedures described above) within 7 days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. For accounts registered in the name of a broker/dealer, payment will be forwarded within 3 business days. THE TRANSFER AGENT MAY DELAY FORWARDING A CHECK OR PROCESSING A PAYMENT VIA ACCOUNTLINK FOR RECENTLY PURCHASED SHARES, BUT ONLY UNTIL THE PURCHASE PAYMENT HAS CLEARED. THAT DELAY MAY BE AS MUCH AS 10 DAYS FROM THE DATE THE SHARES WERE PURCHASED. THAT DELAY MAY BE AVOIDED IF YOU PURCHASE SHARES BY FEDERAL FUNDS WIRE, CERTIFIED CHECK OR ARRANGE WITH YOUR BANK TO PROVIDE TELEPHONE OR WRITTEN ASSURANCE TO THE TRANSFER AGENT THAT YOUR PURCHASE PAYMENT HAS CLEARED.


     o INVOLUNTARY REDEMPTIONS OF SMALL ACCOUNTS may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped, and in some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

      o UNDER UNUSUAL CIRCUMSTANCES, shares of the Fund may be redeemed "in kind," which means that the redemption proceeds will be paid with securities from the Fund's portfolio. Please refer to "How to Sell Shares" in the Statement of Additional Information for more details.



      o "BACKUP WITHHOLDING" of Federal income tax may be applied at the rate of 31% from taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund a correct and properly certified Social Security or Employer Identification Number when you sign your application, or if you underreport your income to the Internal Revenue Service .


      o THE FUND DOES NOT CHARGE A REDEMPTION FEE, but if your dealer or broker handles your redemption, they may charge a fee. That fee can be avoided by redeeming your Fund shares directly through the Transfer Agent. Under the circumstances described in "How to Buy Shares," you may be subject to a contingent deferred sales charge when redeeming certain Class A, Class B and Class C shares.

      o TO AVOID SENDING DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800- 525-7048 to ask that copies of those materials be sent personally to that shareholder.


DIVIDENDS, CAPITAL GAINS AND TAXES

DIVIDENDS. The Fund declares dividends separately for Class A, Class B, Class C and Class Y shares from net investment income, if any, on an annual basis and normally pays such dividends to shareholders in December, but the Board of Trustees can change that date. It is expected that distributions paid with respect to Class A and Class Y shares will generally be higher than for Class B or Class C shares because expenses allocable to Class B and Class C shares will generally be higher. There is no fixed dividend rate and there can be no assurance as to the payment of any dividends because the Fund seeks total return as its primary objective rather than income.

CAPITAL GAINS. The Fund may make distributions annually in December out of any net short-term or long-term capital gains, and may make supplemental distributions of capital gains following the end of its tax year (which ends March 31st). Short-term capital gains are treated as dividends for tax purposes. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year (see "Taxes" below). There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

     DISTRIBUTION OPTIONS. When you open your account, specify on your application how you want to receive your distributions. For OppenheimerFunds retirement accounts, all distributions are reinvested. For other accounts, you have four options:

      o REINVEST ALL DISTRIBUTIONS IN THE FUND. You can elect to reinvest all dividends and long-term capital gains distributions in additional shares of the Fund.

      o REINVEST LONG-TERM CAPITAL GAINS ONLY. You can elect to reinvest long-term capital gains in the Fund while receiving dividends by check or sent to your bank account on AccountLink.

      o RECEIVE ALL DISTRIBUTIONS IN CASH. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank on AccountLink.


      o REINVEST YOUR DISTRIBUTIONS IN ANOTHER OPPENHEIMER FUNDS ACCOUNT. You can reinvest all distributions in the same class of shares of another Oppenheimer fund account you have established.


TAXES. The Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to qualify as a regulated investment company ("RIC"). To that end, the Fund has obtained an opinion of counsel concerning the treatment of Hybrid Instruments for purposes of those requirements. As a RIC, the Fund itself is not subject to the Federal income tax on any of its income, provided that it satisfies certain income, diversification and distribution requirements, which the Fund intends to do.

      Notwithstanding the foregoing, the Fund retains the right not to qualify as a RIC for income tax purposes. Moreover, counsel's opinion, which is not binding on the Internal Revenue Service (the "IRS"), is based, among other things, on an analysis of the relevant law as applied to the type of securities in which the Fund will invest. Should the Fund choose not to qualify as a RIC, or should the IRS challenge counsel's conclusions, on whatever ground, and should its challenge be upheld, resulting in a disqualification of the Fund as a RIC, then the Fund will be subject to the Federal income tax on its net income at regular corporate rates (without a deduction for distributions to shareholders). When distributed, such income would then be taxable to shareholders as an ordinary dividend.

      Under the rules applicable to a regulated investment company, distributions by the Fund of its net investment income and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable to shareholders as ordinary income. Distributions by the Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gains, regardless of the length of time you have held your shares.

      Distributions to shareholders will be treated in the same manner for Federal income tax purposes whether they elect to receive them in cash or reinvest them in additional shares. In general, shareholders take distributions into account in the year in which they are made. However, they are required to treat certain distributions made during January as having been paid by the Fund and received by them on December 31 of the preceding year. A statement setting forth the Federal income tax status of all distributions made (or deemed made) during the year to shareholders will be sent to you promptly after the end of each year.

      If a shareholder is a nonresident alien or other foreign shareholder, ordinary income dividends paid to such shareholder generally will be subject to United States withholding tax at the rate of 30% (or a lower rate under an applicable treaty). Non-U.S. shareholders are urged to consult their own tax advisors concerning the application of the United States withholding tax to them.

      Under the back-up withholding rules of the Code, shareholders may be subject to 31% withholding of Federal income tax on ordinary income dividends, capital gain dividends and redemption payments (including exchanges) made by the Fund. In order to avoid this back-up withholding, shareholders must provide the Fund with a correct taxpayer identification number (which for an individual is usually his/her Social Security number) or certify that they are corporations or otherwise exempt from or not subject to back-up withholding.


      o "BUYING A DIVIDEND". If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain, respectively.


      o TAXES ON TRANSACTIONS. Share redemptions, including redemptions for exchanges, are subject to capital gains tax. Generally speaking, a capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them.

      o RETURNS OF CAPITAL. In certain cases distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders. A non-taxable return of capital may reduce your tax basis in your Fund shares.

      This information is only a summary of certain Federal tax information about your investment. More information is contained in the Statement of Additional Information. In addition you should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

A P P E N D I X   A

SPECIAL SALES CHARGE ARRANGEMENTS FOR SHAREHOLDERS OF THE FUND WHO WERE SHAREHOLDERS OF THE FORMER QUEST FOR VALUE FUNDS

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares of the Fund described elsewhere in this Prospectus are modified as described below for those shareholders of (i) Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Growth & Income Fund, Oppenheimer Quest Opportunity Value Fund, Oppenheimer Quest Small Cap Value Fund and Oppenheimer Quest Global Value Fund, Inc. on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those funds, and (ii) Quest for Value U.S. Government Income Fund, Quest for Value Investment Quality Income Fund, Quest for Value Global Income Fund, Quest for Value New York Tax-Exempt Fund, Quest for Value National Tax-Exempt Fund and Quest for Value California Tax-Exempt Fund when those funds merged into various Oppenheimer funds on November 24, 1995. The funds listed above are referred to in this Prospectus as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of the Fund (i) acquired by such shareholder pursuant to an exchange of shares of one of the Oppenheimer funds that was one of the Former Quest for Value Funds or (ii) purchased by such shareholder by exchange of shares of other Oppenheimer funds that were acquired pursuant to the merger of any of the Former Quest for Value Funds into an Oppenheimer fund on November 24, 1995.

CLASS A SALES CHARGES

      o REDUCED CLASS A INITIAL SALES CHARGE RATES FOR CERTAIN FORMER QUEST SHAREHOLDERS

      o PURCHASES BY GROUPS, ASSOCIATIONS AND CERTAIN QUALIFIED RETIREMENT PLANS. The following table sets forth the initial sales charge rates for Class A shares purchased by a "Qualified Retirement Plan" through a single broker, dealer or financial institution, or by members of "Associations" formed for any purpose other than the purchase of securities if that Qualified Retirement Plan or that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995. For this purpose only, a "Qualified Retirement Plan" includes any 401(k) plan, 403(b) plan, and SEP/IRA or IRA plan for employees of a single employer.

                       FRONT-END SALES      FRONT-END SALES
NUMBER OF              CHARGE AS A          CHARGE AS A         COMMISSION AS
ELIGIBLE EMPLOYEES     PERCENTAGE OF        PERCENTAGE OF       PERCENTAGE OF
OR MEMBERS             OFFERING PRICE       AMOUNT INVESTED     OFFERING PRICE
------------------------------------------------------------------------------
9 or fewer             2.50%                2.56%               2.00%
------------------------------------------------------------------------------
At least 10 but not
more than 49           2.00%                2.04%               1.60%


For purchases by Qualified Retirement plans and Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described beginning on page 35 of this Prospectus.


      Purchases made under this arrangement qualify for the lower of the sales charge rate in the table based on the number of eligible employees in a Qualified Retirement Plan or members of an Association or the sales charge rate that applies under the Rights of Accumulation described above in the Prospectus. In addition, purchases by 401(k) plans that are Qualified Retirement Plans qualify for the waiver of the Class A initial sales charge if they qualified to purchase shares of any of the Former Quest For Value Funds by virtue of projected contributions or investments of $1 million or more each year. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations, or as eligible employees in Qualified Retirement Plans also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Fund's Distributor.

     O WAIVER OF CLASS A SALES CHARGES FOR CERTAIN SHAREHOLDERS. Class A shares of the Fund purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

     o Shareholders of the Fund who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

      o Shareholders of the Fund who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

      O WAIVER OF CLASS A CONTINGENT DEFERRED SALES CHARGE IN CERTAIN TRANSACTIONS. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares of the Fund purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      o Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

      o Participants in Qualified Retirement Plans that purchased shares of any of the Former Quest For Value Funds pursuant to a special "strategic alliance" with the distributor of those funds. The Fund's Distributor will pay a commission to the dealer for purchases of Fund shares as described above in "Class A Contingent Deferred Sales Charge."


CLASS A, CLASS B AND CLASS C CONTINGENT DEFERRED SALES CHARGE WAIVERS

      O WAIVERS FOR REDEMPTIONS OF SHARES PURCHASED PRIOR TO MARCH 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund merged, if those shares were purchased prior to March 6, 1995: in connection with (i) distributions to participants or beneficiaries of plans qualified under Section 401(a) of the Internal Revenue Code or from custodial accounts under Section 403(b)(7) of the Code, Individual Retirement Accounts, deferred compensation plans under Section 457 of the Code, and other employee benefit plans, and returns of excess contributions made to each type of plan, (ii) withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account, and (iii) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

      O WAIVERS FOR REDEMPTIONS OF SHARES PURCHASED ON OR AFTER MARCH 6, 1995 BUT PRIOR TO NOVEMBER 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such fund merged, if those shares were purchased on or after March 6, 1995, but prior to November 24, 1995: (1) distributions to participants or beneficiaries from Individual Retirement Accounts under Section 408(a) of the Internal Revenue Code or retirement plans under Section 401(a), 401(k), 403(b) and 457 of the Code, if those distributions are made either (a) to an individual participant as a result of separation from service or (b) following the death or disability (as defined in the Code) of the participant or beneficiary; (2) returns of excess contributions to such retirement plans; (3) redemptions other than from retirement plans following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration); (4) withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and (5) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value. A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Fund described in this section if within 90 days after that redemption, the proceeds are invested in the same Class of shares in this Fund or another Oppenheimer fund.

A P P E N D I X   B

CFTC EXEMPTION FOR QUALIFYING HYBRID INSTRUMENTS

SECTION 34.3 HYBRID INSTRUMENT EXEMPTION

(a) A hybrid instrument is exempt from all provisions of the Commodity Exchange Act (the "Act") and any person or class of persons offering, entering into, rendering advice or rendering other services with respect to such exempt hybrid instrument is exempt for such activity from all provisions of the Act (except in each case Section 2(a)(1)(B)), provided the following terms and conditions are met:

   (1)  The instrument is:

        (i) An equity or debt security within the meaning of Section 2(l) of the Securities Act of 1933; or

        (ii) A demand deposit, time deposit or transaction account within the meaning of 12 CFR 204.2(b)(1), (c)(1) and (e), respectively, offered by an insured depository institution as defined in Section 3 of the Federal Deposit Insurance Act; an insured credit union as defined in Section 101 of the Federal Credit Union Act; or a Federal or State branch or agency of a foreign bank as defined in Section 1 of the International Banking Act;

   (2)  The sum of the  commodity-dependent  values  of the  commodity-dependent
        components  is  less  than  the   commodity-independent   value  of  the
        commodity-independent component;

   (3) Provided that:

        (i) An issuer must receive full payment of the hybrid instrument's purchase price, and a purchaser or holder of a hybrid instrument may not be required to make additional out-of-pocket payments to the issuer during the life of the instrument or at maturity; and

        (ii) The instrument is not marketed as a futures contract or a commodity option, or, except to the extent necessary to describe the functioning of the instrument or to comply with applicable disclosure requirements, as having the characteristics of a futures contract or a commodity option; and

        (iii) The instrument does not provide for settlement in the form of a delivery instrument that is specified as such in the rules of a designated contract market;

   (4) The instrument is initially issued or sold subject to applicable federal or state securities or banking laws to persons permitted thereunder to purchase or enter into the hybrid instrument.

A P P E N D I X   C

CFTC EXEMPTION FOR SWAP TRANSACTIONS

SECTION 35.2 EXEMPTION


A swap agreement is exempt from all provisions of the Act and any person or class of persons offering, entering into, rendering advice, or rendering other services with respect to such agreement, is exempt for such activity from all provisions of the Act (except in each case the provisions of Sections 2(a)(1)(B), 4b, and 4o of the Act and Section 32.9 of this chapter as adopted under Section 4c(b) of the Act, and the provisions of Sections 6(c) and 9(a)(2) of the Act to the extent these provisions prohibit manipulation of the market price of any commodity in interstate commerce or for future delivery on or subject to the rules of any contract market), provided the following terms and conditions are met:


      (a) the swap agreement is entered into solely between eligible swap participants at the time such persons enter into the swap agreement;

      (b) the swap agreement is not part of a fungible class of agreements that are standardized as to their material economic terms;

      (c) the creditworthiness of any party having an actual or potential obligation under the swap agreement would be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost, or credit enhancement terms of the swap agreement; and

      (d) the swap agreement is not entered into and traded on or through a multilateral transaction execution facility; provided, however, that subsections
(b) and (d) of Rule 35.2 shall not be deemed to preclude arrangements or facilities between parties to swap agreements, that provide for netting of payment obligations resulting from such swap agreements nor shall these subsections be deemed to preclude arrangements or facilities among parties to swap agreements, that provide for netting of payments resulting from such swap agreements; provided further, that any person may apply to the Commission for exemption from any of the provisions of the Act (except 2(a)(1)(B)) for other arrangements or facilities, on such terms and conditions as the Commission deems appropriate, including but not limited thereto, the applicability of other regulatory regimes.

OPPENHEIMER REAL ASSET FUND
6803 South Tucson Way
Englewood, Colorado 80112
1-800-525-7048

INVESTMENT ADVISOR
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

DISTRIBUTOR
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048

CUSTODIAN OF PORTFOLIO SECURITIES
The Bank of New York
One Wall Street
New York, New York 10015

INDEPENDENT AUDITORS
Deloitte & Touche LLP
555 Seventeenth Street, Suite 3600
Denver, Colorado 80202

LEGAL COUNSEL

Myer,  Swans on, Adams & Wolf, P.C.
1600 Broadway

Denver, Colorado 80202

SPECIAL COUNSEL
Kramer, Levin, Naftalis & Frankel
919 Third Avenue
New York, New York  10022

NO DEALER, BROKER, SALESPERSON OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION AND REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, OPPENHEIMERFUNDS, INC., OPPENHEIMER REAL ASSET MANAGEMENT, INC., OPPENHEIMERFUNDS DISTRIBUTOR, INC. OR ANY AFFILIATE THEREOF. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY STATE TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE.


 PR0735.001.1297              Printed on Recycled Paper

OPPENHEIMER REAL ASSET FUND

6803 South Tucson Way, Englewood, Colorado  80112
1-800-525-7048



STATEMENT OF ADDITIONAL INFORMATION DATED  DECEMBER 1, 1997



      This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated September 18, 1997. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above.


TABLE OF CONTENTS

                                                                        PAGE
ABOUT THE FUND
Investment Objective and Policies.......................................  2
Investment Policies and Strategies......................................  2

   Other Investment Techniques and Strategies........................... 16
   Other Investment Restrictions........................................ 30
How the Fund is Managed................................................. 31
   Organization and History............................................. 31
   Trustees and Officers of the Fund.................................... 31
   The Manager and Its Affiliates....................................... 37
Brokerage Policies of the Fund.......................................... 38
Performance of the Fund................................................. 40
Distribution and Service Plans.......................................... 43

ABOUT YOUR ACCOUNT

How To Buy Shares....................................................... 45
How To Sell Shares...................................................... 54
How To Exchange Shares.................................................. 59
Dividends, Capital Gains and Taxes...................................... 61
Additional Information About the Fund................................... 63

FINANCIAL INFORMATION ABOUT THE FUND

Independent Auditors' Report............................................  64
Financial Statements at August 31, 1997.................................  65
APPENDIX A: CORPORATE INDUSTRY CLASSIFICATIONS..........................  A-1

ABOUT THE FUND

INVESTMENT OBJECTIVE AND POLICIES

      INVESTMENT POLICIES AND STRATEGIES. The investment objective and policies of the Fund are discussed in the Prospectus. Set forth below is supplemental information about those policies and the types of securities in which the Fund may invest, as well as the strategies the Fund may use to try to achieve its investment objective. Certain capitalized terms used in this Statement of Additional Information have the same meanings as those terms have in the Prospectus.

      The objective of the Fund is total return. Current income is not a consideration in the selection of portfolio securities for the Fund, whether for appreciation, defensive, or liquidity purposes. The fact that a security has a low yield or no yield will not be an adverse factor in selecting securities to try to achieve the Funds' investment objective, unless the Manager believes that lack of current income might adversely affect appreciation possibilities.

      The Fund intends to invest in a portfolio of debt instruments and commodity-linked instruments, including hybrid instruments, options, futures and forward contracts, swaps and other securities designed to outperform investments in traditional equity and debt securities when the value of these traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities tend to decline in value due to the general increase in interest rates. Conversely, during these same periods of rising inflation, the prices of certain commodities such as oil and metals tend to increase.

      The reverse may be true during "bull markets," when the value of traditional securities such as stocks and bonds is increasing. Under such favorable economic conditions, the Fund's investments are expected to underperform an investment in traditional securities. Therefore, the returns on the Fund's investments are expected to exhibit low or negative correlation with stocks and bonds. As such, investors should not view the Fund as a stand alone investment, but rather, as part of a diversified portfolio including stocks and bonds.

      The Fund intends to spread its investments among instruments linked to at least five commodity markets under normal market conditions: energy, agriculture, livestock, precious metals, and industrial metals. The percentage of the Fund's assets linked to particular commodity markets will vary from time to time based on the Manager's assessment of the appreciation possibilities of particular markets as well as rates of inflation, interest rates, current spot market prices and other noneconomic and political factors that may affect specific markets. In addition, the Fund may invest in mortgage-backed securities, collateralized mortgages, obligations, other debt securities, equities, real estate investment trusts, money market instruments, and government securities.

      In selecting securities for the Fund's portfolio, Oppenheimer Real Asset Management, Inc. (the "Manager") evaluates the merits of the securities primarily through the exercise of its own investment analysis. For instance, for Hybrid Instruments this may include the evaluation of the underlying commodity, futures contract, index or other economic variable that is linked to the instrument, the issuer of the instrument, and whether the principal of the instrument is protected.

      o HYBRID INSTRUMENT. A primary vehicle for gaining exposure to the commodities markets is through Hybrid Instruments. These are either equity or debt securities with one or more commodity-dependent components that have payment features similar to a commodity futures contract, a commodity option contract, or a combination of both. Therefore, these instruments are "commodity-linked" and are considered Hybrid Instruments because they have both commodity-like and security-like characteristics. Hybrid Instruments are derivative instruments because at least part of their value is derived from the value of an underlying commodity, futures contract, index or other readily measurable economic variable.

     o QUALIFYING HYBRID INSTRUMENTS. The Fund may invest in Hybrid Instruments that qualify under Part 34 of the rules under the Commodity Futures Trading Commission (the "CFTC") for an exemption from all provisions of the Commodity Exchange Act (the "Act"). See Appendix B in the Prospectus, "CFTC Exemption for Qualifying Hybrid Instruments."

      o PRINCIPAL PROTECTION. Hybrid Instruments may be principal protected, partially protected, or offer no principal protection. A principal protected Hybrid Instrument means that the issuer will pay, at a minimum, the par value of the note at maturity. Therefore, if the commodity value to which the Hybrid Instrument is linked declines over the life of the note, the Fund will receive at maturity the face or stated value of the note.

      With a principal protected Hybrid Instrument, the Fund will receive at maturity the greater of the par value of the note or the increase in value of the underlying commodity or index. This protection is, in effect, an option whose value is subject to the volatility and price level of the underlying commodity. This optionality can be added to a hybrid structure, but only for a cost higher than that of a partially protected (or no protection) Hybrid Instrument. The Manager's decision on whether to use principal protection depends on the cost of the protection. Principal protection will be a tactical decision of the Manager if it represents good value.

      With a partially protected or no principal protection Hybrid Instrument, the Fund may receive at maturity an amount less than the note's par value if the commodity, index or other economic variable value to which the note is linked declines over the term of the note. The Manager, at its discretion, may invest in a partially protected principal structured note or a note without principal protection. In deciding to purchase a note without principal protection, the Manager may consider, among other things, the expected performance of the underlying commodity futures contract, index or other economic variable over the term of the note, the cost of the note, and any other economic factors which the Manager believes is relevant.

      o COUNTERPARTY RISK. A significant risk of Hybrid Instruments is counterparty risk. Unlike exchange traded futures and options, which are standard contracts, hybrid instruments are customized securities, tailor-made by a specific issuer. With a listed futures or options contract, an investor's counterparty is the exchange clearinghouse. Exchange clearinghouses are capitalized by the exchange members and typically have high investment grade ratings (AAA or AA rated by Standard & Poor's). Therefore, the risk is small that an exchange clearinghouse might be unable to meet its obligations at maturity.

      However, with a Hybrid Instrument, the Fund will take on the counterparty credit risk of the issuer. That is, at maturity of the Hybrid Instrument, there is a risk that the issuer may be unable to perform its obligations under the structured note. Issuers of Hybrid Instruments are typically large money center banks, broker-dealers, other financial institutions and large corporations. To minimize this risk the Fund will transact, to the extent possible, with issuers who have an investment grade credit rating from a nationally recognized statistical rating organization ("NRSRO").

      o COMMODITY FUTURES CONTRACTS. The Fund intends to invest a portion of its assets in commodity futures contracts.

      o COMPARISON TO FORWARD CONTRACTS. Futures contracts and forward contracts achieve the same economic effect: both are an agreement to purchase a specified amount of a specified commodity at a specified future date for a price agreed upon today. However, there are significant differences in the operation of the two contracts. Forward contracts are individually negotiated transactions and are not exchange traded. Therefore, with a forward contract, the Fund would make a commitment to carry out the purchase or sale of the underlying commodity at expiration.

      For instance, suppose the Fund buys a forward contract to purchase a certain amount of gold at a set price per ounce for delivery in three months' time. If, two months later, the Fund wished to liquidate this position, it would contract for the sale of the gold at a new price per ounce for delivery in one months' time. At expiration of both forward contracts, the Fund would be required to buy the gold at the set price under the first forward contract and sell it at the agreed upon price under the second forward contract. Even though the Fund has effectively offset its gold position with the purchase and sale of the two forward contracts, it must still honor the original commitment at maturity of the two contracts. By contrast, futures exchanges have central clearinghouses which keep track of all positions. To offset a long position in a futures contract, the Fund simply needs sell a similar contract on the exchange. The exchange clearinghouse will record both the original futures contract purchase and the offsetting sale, and there is no further commitment on the part of the Fund. Only a very small percentage of commodity futures contracts result in actual delivery of the underlying commodity. Additionally, any gain or loss on the purchase and sale of the futures contracts is recognized immediately upon the offset, while with a forward contract, profit or loss is recognized upon maturity of the forward contracts.

      o PRICE LIMITS. The commodity futures exchanges impose on each commodity futures contract a maximum permissible price movement for each trading session. If the maximum permissible price movement is achieved on any trading day, no further trades may be executed above (or below, if the price has moved downward) that limit. To the extent that the Fund wishes to execute a trade outside the daily permissible price movement, it would be prevented from doing so by exchange rules, and must wait for the another trading session to execute its transaction.

      o PRICE VOLATILITY. Despite the daily price limits on the futures exchanges, the price volatility of commodity futures contracts has been historically greater than that for traditional securities such as stocks and bonds. To the extent that the Fund invests in commodity futures contracts, the assets of the Fund, and hence the Net Asset Value of Fund shares, may be subject to greater volatility.

      o MARK-TO-MARKET OF FUTURES POSITIONS. The futures clearinghouse marks every futures contract to market at the end of each trading day, to ensure that the outstanding futures obligations are limited by the maximum daily permissible price movement. This process of marking-to-market is designed to prevent losses from accumulating in any futures account. Therefore, if the Fund's futures positions have declined in value, the Fund may be required to post additional margin to cover this decline. Alternatively, if the Fund's futures positions have increased in value, this increase will be credited to the Fund's account.

      o CHARACTERISTICS OF THE COMMODITY FUTURES MARKETS. Commodity futures contracts are an agreement between two parties for one party to buy an asset from the other party at a later date at a price and quantity agreed upon today. Commodity futures contracts are traded on futures exchanges. These futures exchanges offer a central marketplace in which to transact futures contracts, a clearing corporation to process trades, a standardization of expiration dates and contract sizes, and the availability of a secondary market. Futures markets also specify the terms and conditions of delivery as well as the maximum permissible price movement during a trading session. Additionally, the commodity futures exchanges have position limit rules which limit the amount of futures contracts that any one party may hold in a particular commodity at any point in time. These position limit rules are designed to prevent any one participant from controlling a significant portion of the market.

      o CLEARING CORPORATION. In the futures markets, the exchange clearing corporation takes the other side in all transactions, either buying or selling directly to the market participants. The clearinghouse acts as the counterparty to all exchange trade futures contracts. That is, the Fund's obligation is to the clearinghouse, and the Fund will look to the clearinghouse to satisfy the Fund's rights under the futures contract.

      o DELIVERY OF THE UNDERLYING COMMODITY. Unlike stocks or bonds where the buyer acquires ownership in the security, buyers of futures contracts are not entitled to ownership of the underlying commodity until and unless they decide to accept delivery at expiration of the contract. In practice, delivery of the underlying commodity to satisfy a futures contract rarely occurs because most futures traders use the liquidity of the central marketplace to sell their futures contract before expiration.

     o FORWARD CURRENCY CONTRACTS. The Fund may invest in Forward Currency Contracts which are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to try to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has purchased or sold, or to protect against possible losses from changes in the relative value of the U.S. dollar and a foreign currency. The Fund may also use "cross hedging," where the Fund seeks to hedge against changes in currencies other than the currency in which a security it holds is denominated. The use of Forward Contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency.

      |X| OPTIONS. The Fund may purchase and sell call and put options on commodity futures contracts, commodity indices, financial indices, currencies, financial futures, swaps and securities. A call option gives the buyer the right, but not the obligation, to purchase an underlying asset at a specified (strike) price. A put option gives the buyer the right, but not the obligation, to sell an underlying asset at a specified price. Options may be exchange traded or traded over the counter (off the exchange markets) directly with dealers.


      o OVER THE COUNTER OPTIONS. The Fund may trade over the counter options. Over the counter options are not traded on an exchange and are traded directly with dealers. To the extent an over the counter option is a tailored investment for the Fund, it may be less liquid than an exchange traded option. Further, similar to hybrid instruments, over the counter options contain counterparty risk. The Fund will take on the credit risk that the seller of an over the counter option will perform its obligations under the option agreement if the Fund exercises the option. To minimize this risk, the Fund intends to transact, to the extent practicable, with issuers that have an investment grade credit rating. The Fund may trade over the counter options on commodity indices, individual commodities, commodity futures contracts, securities, financial indices, interest rates, currencies and swaps.


      o EXCHANGE TRADED OPTIONS. The Fund may trade listed options on commodity futures contracts. Options on commodity futures contracts are exchange traded on the same exchange where the futures contract is listed. The Fund may purchase and sell options on commodity futures listed on U.S. and foreign futures exchanges. Options purchased on foreign listed futures contracts may be exposed to the risk of foreign currency fluctuations versus the U.S. dollar. The Fund may also trade exchange listed options on securities, commodity indices, financial indices, interest rates and currencies.


      o OPTIONS ON SWAPS. The Fund may trade options on swap contracts or "swap options." Call swap options provide the holder of the option with the right to enter a swap contract with a specified (strike) swap formula, while put swap options provide the holder with the right to sell or terminate a swap contract. Swap options are not exchange traded and the Fund will bear the credit risk of the option seller. Additionally, should the Fund exercise a call swap option with the option seller, the credit risk of the counterparty is extended to include the term of the swap agreement.


      o SWAPS. The Fund may invest in total return swaps to gain exposure to the commodity markets. In a total return commodity swap the Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Fund will pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund will pay an adjustable or floating fee. With a "floating" rate, the fee is pegged to a base rate such as the London Interbank Offered Rate ("LIBOR"), and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date.

     o COUNTERPARTY RISK. Swap contracts are private transactions which are customized to meet the specific investment requirements of the Fund. However, the Fund will be exposed to the performance risk of its counterparty. If, at maturity of the swap or any interim payment date, the counterparty is unable to perform its obligations under the swap contract, the Fund may not receive the payments due it under the swap agreement. To minimize this risk the Fund will transact, to the extent possible, with counterparties who have an investment grade rating from an NRSRO.

     o CONTRACTUAL LIABILITY. Swaps are privately negotiated transactions between the Fund and a counterparty. All of the rights and obligations of the Fund must be detailed in the swap contract which binds the Fund and its counterparty. Because a swap transaction is a privately negotiated contract, the Fund remains liable for all obligations under the contract until the swap contract matures or is purchased by the swap counterparty. Therefore, even if the Fund were to sell the swap contract to a third party, the Fund would remain primarily liable for the obligations under the swap transaction. The only way for the Fund to eliminate its primary obligations under the swap agreement is to sell the swap contract back to the original counterparty. Additionally, the Fund must identify liquid assets to its custodian to the extent of the Fund's obligations to pay the counterparty under the swap agreement.

      o PRICE RISK. Total return commodity swaps expose the Fund to the price risk of the underlying commodity, index, futures contract or economic variable. If the price of the underlying commodity or index increases in value during the term of the swap, the Fund will receive the price appreciation. However, if the price of the commodity or index declines in value during the term of the swap, the Fund will be required to pay to its counterparty the amount of the price depreciation. The amount of the price depreciation paid by the Fund to its counterparty would be in addition to the financing fee paid by the Fund to the same counterparty.

      o LACK OF LIQUIDITY. Although the swap market is well-developed for primary participants, there is only a limited secondary market. Swaps are not traded or listed on an exchange and over the counter trading of existing swap contracts is limited. Therefore, if the Fund wishes to sell its swap contract to a third party, it may not be able to do so at a favorable price.

      o REGULATORY RISK. Qualifying swap transactions are exempt from regulation by the CFTC. Additionally, swap contracts have never been determined to be securities by the Securities and Exchange Commission ("SEC"). Consequently, swap contracts are not regulated by either the CFTC or the SEC, and swap participants may not be afforded the protection of the Commodity Exchange Act or the Securities Laws.

      To reduce this risk, the Manager will only transact with counterparties who use standard International Swap and Dealers Association, Inc. ("ISDA") contract documentation. ISDA establishes industry standards for the documentation of swap agreements. Virtually all swap participants use ISDA documentation because it has an established set of definitions, contract terms, and counterparty obligations.

      ISDA documentation also establishes a master netting agreement which provides that all swaps transacted between the Fund and a counterparty under the master agreement shall be regarded as parts of an integral agreement. If, on any date, amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the remaining swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

      o DEBT SECURITIES. The Fund may invest in the following types of debt and fixed income securities.

     o U.S. TREASURY OBLIGATIONS. These include Treasury Bills (which have maturities of one year or less when issued), Treasury Notes (which have maturities of one to ten years when issued) and Treasury Bonds (which have maturities generally greater than ten years when issued). U.S. Treasury obligations are backed by the full faith and credit of the United States.

      o U.S. GOVERNMENT AND AGENCY OBLIGATIONS. U.S. government securities are debt obligations issued by or guaranteed by the United States government or any of its agencies or instrumentalities. Some of these obligations, including U.S. Treasury notes and bonds, and mortgage-backed securities (referred to as "Ginnie Maes") guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the United States, which means that the government pledges to use its taxing power to repay the debt. Other U.S. government securities issued or guaranteed by Federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. They may include obligations supported by the ability of the issuer to borrow from the U.S. Treasury. However, the Treasury is not under a legal obligation to make a loan. Examples of these are obligations of Federal Home Loan Mortgage Corporation (these securities are often called "Freddie Macs"). Other obligations are supported by the credit of the instrumentality, such as Federal National Mortgage Association bonds (these securities are often called "Fannie Maes").

      o GNMA CERTIFICATES. Certificates of Government National Mortgage Association ("GNMA") are mortgage-backed securities of GNMA that evidence an undivided interest in a pool or pools of mortgages ("GNMA Certificates"). The GNMA Certificates that the Fund may purchase are of the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether the mortgagor actually makes the payments.

     The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

      The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that the Fund has purchased the certificates at a premium in the secondary market.

     o FNMA SECURITIES. The Federal National Mortgage Association ("FNMA") was established to create a secondary market in mortgages insured by the FHA. FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. Government.

      o FHLMC SECURITIES. The Federal Home Loan Mortgage Corporation ("FHLMC") was created to promote development of a nationwide secondary market for conventional residential mortgages. FHLMC issues two types of mortgage pass-through certificates ("FHLMC Certificates"): mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.

      GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.

      o MORTGAGE-BACKED SECURITIES AND CMO'S. These securities represent participation interests in pools of residential mortgage loans. Mortgage-backed securities include collateralized mortgage-backed obligations (referred to as "CMOs") issued by the U.S. government, its agencies or instrumentalities, or by private issuers. Mortgage-backed securities and CMOs securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates.

     o MORTGAGE-BACKED SECURITIES. The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal and interest. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Fund to differ from the yield calculated on the basis of the expected average life of the pool.

      Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease, as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the value of other debt securities rise, because of the prepayment feature of pass-through securities. The Fund's reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. The Fund may purchase mortgage-backed securities at par or at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

      The Fund may invest in "stripped" mortgage-backed securities, in which the principal and interest portions of the security are separated and sold. Stripped mortgage-backed securities usually have at least two classes each of which receives different proportions of interest and principal distributions on the underlying pool of mortgage assets. One common variety of stripped mortgage-backed security has one class that receives some of the interest and most of the principal, while the other class receives most of the interest and remainder of the principal. In some cases, one class will receive all of the interest (the "interest-only" or "I/O" class), while the other class will receive all of the principal (the "principal-only" or "P/O" class).

      The yield to maturity on the class that receives only interest is extremely sensitive to the rate of payment of the principal on the underlying mortgages. Principal prepayments increase that sensitivity. Stripped securities that pay "interest only" are therefore subject to greater price volatility when interest rates change, and they have the additional risk that if the underlying mortgages are prepaid, the Fund will lose the anticipated cash flow from the interest on the prepaid mortgages. That risk is increased when general interest rates fall, and in times of rapidly falling interest rates, the Fund might receive back less than its investment.

      The value of "principal only" securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon- bearing bonds of the same maturity.

     o MORTGAGE-BACKED SECURITY ROLLS. The Fund may enter into "forward roll" transactions with respect to mortgage-backed securities issued by GNMA, FNMA or FHLMC. In a forward roll transaction, the Fund will sell a mortgage security to a bank or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Risks of mortgage-backed security rolls include: (i) the risk of prepayment prior to maturity, (ii) the possibility that the proceeds of the sale may have to be invested in money market instruments (typically repurchase agreements) maturing not later than the expiration of the roll, and (iii) the possibility that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to purchase the securities. Upon entering into a mortgage-backed security roll, the Fund will be required to place liquid securities in a segregated account with its Custodian in an amount equal to its obligation under the roll.

      o CMOS. CMOs are fully-collateralized bonds that are the general obligations of the issuer thereof. Such bonds generally are secured by an assignment to a trustee (under the indenture pursuant to which the bonds are issued) of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (i.e., the character of payments of principal and interest is not passed through, and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. See "GNMA Certificates," "FNMA Securities," and "FHLMC Securities," above. CMOs often are issued in two or more classes with different characteristics such as varying maturities and stated rates of interest. Because interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest on each class and to retire successive maturities (known as "tranches") in sequence. Unlike other mortgage-backed securities (discussed above), CMOs are designed to be retired as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayment, there will be sufficient collateral to secure CMOs that remain outstanding. The value of certain classes or "tranches" may be more volatile than the value of the pool as a whole, and losses may be more severe than on other classes.

     Mortgage-backed securities and CMOs may be less effective than debt obligations of similar maturity at maintaining yields during periods of declining interest rates. As new types of mortgage- related securities are developed and offered to investors, the Manager will, subject to the direction of the Board of Trustees and consistent with the Fund's investment objectives and policies, consider making investments in such new types of mortgage-related securities.

      o PRIVATE LABEL MORTGAGES. The Fund may also invest in private label mortgages which are real asset-linked mortgages issued by entities other than United States government agencies. Private label mortgages are offered in tranches with debt layers ranging in credit quality from AAA to, potentially, B. These mortgages typically offer superior yields over U.S.
Treasury securities.

      o  COMMERCIAL   PAPER.   The  Fund  may  invest  in   commercial   paper
investments including the following:

            o VARIABLE AMOUNT MASTER DEMAND NOTES. Master demand notes are corporate obligations which permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit. Because these notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded. There is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. Accordingly, the Fund's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand. The Fund has no limitations on the type of issuer from whom these notes will be purchased; however, in connection with such purchases and on an ongoing basis, the Manager will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in master demand notes are subject to the limitation on investments by the Fund in illiquid securities, described in the Prospectus.

            o FLOATING RATE/VARIABLE RATE NOTES. Some of the notes the Fund may purchase may have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals; floating rates are automatically adjusted according to a specified market rate for such investments, such as the percentage of the prime rate of a bank, or the 91-day U.S. Treasury Bill rate. Such obligations may be secured by bank letters of credit or other credit support arrangements.

     o ASSET-BACKED SECURITIES. Asset-backed securities are typically based on account receivables or consumer loans. The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which may shorten the weighted average life of asset- backed securities and may lower their return, in the same manner as described in the Prospectus and in "Mortgage-Backed Securities and CMOs", above, for prepayments of a pool of mortgage loans underlying mortgage-backed securities.

      o ZERO COUPON SECURITIES. The Fund may invest in zero coupon securities issued by the U.S. Treasury or by private issuers such as domestic or foreign corporations. Zero coupon U.S. Treasury securities include: (1) U.S. Treasury bills without interest coupons, (2) U.S. Treasury notes and bonds that have been stripped of their unmatured interest coupons and (3) receipts or certificates representing interests in such stripped debt obligations or coupons. These securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current payments of interest. However, the lack of periodic interest payments means that the interest rate is "locked in" and the investor avoids the risk of having to reinvest periodic interest payments in securities having lower rates. An additional risk of private-issuer zero coupon securities is the credit risk that the issuer will be unable to make payment at maturity of the obligation.

      Because the Fund accrues taxable income from zero coupon securities without receiving cash, the Fund may be required to sell portfolio securities in order to pay dividends or redemption proceeds for its shares, which require the payment of cash. This will depend on several factors: the proportion of shareholders who elect to receive dividends in cash rather than reinvesting dividends in additional shares of the Fund, and the amount of cash income the Fund receives from other investments and the sale of shares. In either case, cash distributed or held by the Fund that is not reinvested by investors in additional Fund shares will hinder the Fund from seeking current income.

      o BANK OBLIGATIONS AND INSTRUMENTS SECURED THEREBY. The bank obligations the Fund may invest in include time deposits, certificates of deposit, and bankers' acceptances if they are: (i) obligations of a domestic bank with total assets of at least $1 billion or (ii) obligations of a foreign bank with total assets of at least U.S. $1 billion. The Fund may also invest in instruments secured by such obligations (e.g., debt which is guaranteed by the bank). For purposes of this section, the term "bank" includes commercial banks, savings banks, and savings and loan associations which may or may not be members of the Federal Deposit Insurance Corporation.

      Time deposits are non-negotiable deposits in a bank for a specified period of time at a stated interest rate, whether or not subject to withdrawal penalties. However, time deposits that are subject to withdrawal penalties, OTHER THAN those maturing in seven days or less, are subject to the limitation on investments by the Fund in illiquid investments, set forth in the Prospectus under "Illiquid and Restricted Securities."

      Banker's acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are deemed "accepted" when a bank guarantees their payment at maturity.

      o HIGH YIELD SECURITIES - SPECIAL RISKS. As stated in the Prospectus, the corporate debt securities in which the Fund will principally invest are lower-rated debt securities, commonly known as "junk bonds." The Fund may invest in securities rated as low as "C" by Moody's or "D" by S&P. The Manager will not rely solely on the ratings assigned by rating services and may invest, without limitation, in unrated securities which offer, in the opinion of the Manager, comparable yields and risks as those rated securities in which the Fund may invest.

      Risks of high yield securities may include: (i) limited liquidity and secondary market support, (ii) substantial market price volatility resulting from changes in prevailing interest rates, (iii) subordination to the prior claims of banks and other senior lenders, (iv) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates that could cause the Fund to reinvest premature redemption proceeds only in lower yielding portfolio securities, (v) the possibility that earnings of the issuer may be insufficient to meet its debt service, and (vi) the issuer's low creditworthiness and potential for insolvency during periods of rising interest rates and economic downturn. As a result of the limited liquidity of high yield securities, their prices have at times experienced significant and rapid decline when a substantial number of holders decided to sell. A decline is also likely in the high yield bond market during an economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, there have been several Congressional attempts to limit the use of tax and other advantages of high yield bonds which, if enacted, could adversely affect the value of these securities and the Fund's net asset value. For example, federally insured savings and loan associations have been required to divest their investments in high yield bonds.

     o RISKS OF DEBT SECURITIES. With the exception of U.S. Government securities, the debt securities that the Fund may invest in will have one or more types of investment risk: credit risk, interest rate risk, foreign exchange rate risk or political risk.

      o CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. Generally, higher yielding bonds are subject to credit risk to a greater extent than higher quality bonds.

     o INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting solely from the inverse relationship between the market value of outstanding fixed-income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed-income investments, and a decline in interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Fluctuations in the market value of fixed-income securities subsequent to their acquisition will not affect the interest payable on those securities, and thus the cash income from such securities, but will be reflected in the valuations of those securities used to compute the Fund's net asset values.

     o FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk is the risk that a foreign currency will depreciate relative to the U.S. dollar. When the Fund invests in a debt security which is denominated in a foreign currency, the value of the investment will decline if the foreign currency devalues relative to the U.S. dollar. Therefore, a strong U.S. dollar may, in fact, be detrimental to the Fund's investment in foreign securities.

      o POLITICAL RISK. Political risk relates to the willingness of a foreign government or corporation to pay its interest and principal obligations as they become due. For most industrialized nations such as the United States, Great Britain, France, Italy, Germany, Canada or Japan, the political risk is small. However, political risk may be larger for emerging market countries which have a nascent economy or government.

      o FOREIGN SECURITIES. The Fund may invest in securities (which may be denominated in U.S. dollars or non-U.S. currencies) issued or guaranteed by foreign corporations, certain supranational entities (described below) and foreign governments or their agencies or instrumentalities, and in securities issued by U.S. corporations denominated in non-U.S. currencies. The types of foreign debt obligations and other securities in which the Fund may invest are the same types of debt securities identified above. Foreign securities are subject, however, to additional risks not associated with domestic securities, as discussed below. These additional risks may be more pronounced as to investments in securities issued by emerging market countries or by companies located in emerging market countries.

      Investing in foreign securities involves considerations and possible risks not typically associated with investing in securities in the U.S. The values of foreign securities will be affected by changes in currency rates or exchange control regulations or currency blockage, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the U.S. or abroad) or changed circumstances in dealings between nations. Costs will be incurred in connection with conversions between various currencies. Foreign brokerage commissions are generally higher than commissions in the U.S., and foreign securities markets may be less liquid, more volatile and less subject to governmental regulation than in the U.S. Investments in foreign countries could be affected by other factors not generally thought to be present in the U.S., including expropriation or nationalization, confiscatory taxation and potential difficulties in enforcing contractual obligations, and could be subject to extended settlement periods.

      Because the Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and its income available for distribution. In addition, although a portion of the Fund's investment income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars, and absorb the cost of currency fluctuations. The Fund may engage in foreign currency exchange transactions for hedging purposes to protect against changes in future exchange rates. See "Other Investment Techniques and Strategies - Hedging," below.

      The values of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the Fund will invest only in securities denominated in foreign currencies that at the time of investment do not have significant government-imposed restrictions on conversion into U.S. dollars, there can be no assurance against subsequent imposition of currency controls. In addition, the values of foreign securities will fluctuate in response to a variety of factors, including changes in U.S. and foreign interest rates.

      o PORTFOLIO TURNOVER. To the extent that increased portfolio turnover results in gains from sales of securities held less than three months, the Fund's ability to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") may be affected. Although changes in the value of the Fund's portfolio securities subsequent to their acquisition are reflected in the net asset value of the Fund's shares, such changes will not affect the income received by the Fund from such securities. The dividends paid by the Fund will increase or decrease in relation to the income received by the Fund from its investments, which will in any case be reduced by the Fund's expenses before being distributed to the Fund's shareholders.

OTHER INVESTMENT TECHNIQUES AND STRATEGIES

      o BORROWING. From time to time, the Fund may borrow from banks on an unsecured basis. Such borrowing may be used to fund shareholder redemptions or for other purposes. Any such borrowing will be made only from banks, and pursuant to the requirements of the Investment Company Act, will be made only to the extent that the value of that Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If the value of the Fund's assets so computed should fail to meet the 300% asset coverage requirement, the Fund is required within three days to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale. Since substantially all of the Fund's assets fluctuate in value, but borrowing obligations are fixed, when the Fund has outstanding borrowings, its net asset value per share correspondingly will tend to increase and decrease more when portfolio assets fluctuate in value than otherwise would be the case. While borrowings from banks may represent up to 33 1/3% of the Fund's total assets, the Fund does not intend to make any investment purchases while its borrowings exceed 5% of its total assets.

     o WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed delivery" basis. Although the Fund will enter into such transactions for the purpose of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery, or to securities to be delivered at a later date. When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. The Fund does not intend to make such purchases for speculative purposes. The commitment to purchase a security for which payment will be made on a future date may be deemed a separate security and involve risk of loss if the value of the security declines prior to the settlement date. During the period between commitment by the Fund and settlement, no payment is made for the securities purchased by the purchaser, and no interest accrues to the purchaser from the transaction. Such securities are subject to market fluctuation; the value at delivery may be less than the purchase price. The Fund will maintain a segregated account with its Custodian, consisting of marketable securities at least equal to the value of purchase commitments until payment is made.

      The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the transaction. Failure of the buyer or seller to do so may result in the Fund losing the opportunity to obtain a price and yield considered to be advantageous. At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction and reflects the value of the security purchased, or if a sale, the proceeds to be received, in determining its net asset value. If the Fund chooses to (i) dispose of the right to acquire a when-issued security prior to its acquisition or (ii) dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

      The Fund may "roll" these transactions by selling the when-issued security before the settlement date and purchasing another substantially similar security. For accounting purposes, the Fund records a "rolled" transaction as a purchase and sale of securities.

      When-issued transactions and forward commitments allow the Fund a technique to use against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields.

      o PARTICIPATION INTERESTS. The Fund may acquire participation interests in U.S. dollar-denominated loans that are made to U.S. or foreign companies (the "borrower"). They may be interests in, or assignments of, the loan, and are acquired from banks or brokers that have made the loan or are members of the lending syndicate. The Manager has set certain creditworthiness standards for issuers of loan participations, and monitors their creditworthiness. Some borrowers may have senior securities rated as low as "C" by Moody's or "D" by S&P, but may be deemed acceptable credit risks. Participation interests are considered investments in illiquid securities (see "Illiquid and Restricted Securities," above). Their value primarily depends upon the creditworthiness of the borrower, and its ability to pay interest and principal. Borrowers may have difficulty making payments. If a borrower fails to make scheduled interest or principal payments, the Fund could experience a reduction in its income and a decline in the net asset value of its shares.

      The Fund may invest in participation interests, subject to the limitation, described in "Illiquid and Restricted Securities" in the Prospectus on investments by the Fund in illiquid investments. Participation interests provide the Fund an undivided interest in a loan made by the issuing financial institution in the proportion that the Fund's participation interest bears to the total principal amount of the loan. No more than 5% of the Fund's net assets can be invested in participation interests of the same borrower. The issuing financial institution may have no obligation to the Fund other than to pay the Fund the proportionate amount of the principal and interest payments it receives. Participation interests are primarily dependent upon the creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan, and there is a risk that such borrowers may have difficulty making payments. In the event the borrower fails to pay scheduled interest or principal payments, the Fund could experience a reduction in its income and might experience a decline in the value of that participation interest and in the net asset value of its shares. In the event of a failure by the financial institution to perform its obligation in connection with the participation agreement, the Fund might incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

     o REPURCHASE AGREEMENTS. In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to, an approved vendor (a U.S. commercial bank, the U.S. branch of a foreign bank or a broker-dealer which has been designated a primary dealer in U.S. government securities, which must meet the credit requirements set by the Fund's Board of Trustees from time to time), for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to resale typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the Investment Company Act, collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

     o REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Fund sells a security for cash and simultaneously agrees to repurchase the security at a later date at an agreed upon price. Analogous to "Repurchase Agreements" discussed above, reverse repurchase agreements are a form of borrowing. Therefore, the Fund's investment in reverse repurchase agreements shall be subject to the same borrowing limits discussed under "Borrowing."

     o ILLIQUID AND RESTRICTED SECURITIES. To enable the Fund to sell restricted securities not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered. The expenses of registration of restricted securities may be negotiated by the Fund with the issuer at the time such securities are purchased by the Fund, if such registration is required before such securities may be sold publicly. When registration must be arranged because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the securities and the time the Fund would be permitted to sell them. The Fund would bear the risks of any downward price fluctuation during that period. The Fund expects to acquire Hybrid Instruments having regulatory or contractual restrictions on their resale, which might limit the Fund's ability to dispose of such securities and might lower the amount realizable upon the sale of such securities.

      The Fund has percentage limitations that apply to purchases of restricted and illiquid securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933, provided that those securities have been determined to be liquid by the Board of Trustees of the Fund or by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holding of that security may be deemed to be illiquid.

      o LOANS OF PORTFOLIO SECURITIES. The Fund may lend its portfolio securities subject to the restrictions stated in the Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the market value of the loaned securities and must consist of cash, bank letters of credit, U.S. government securities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any finders' or administrative fees the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by its Board of Trustees. The Fund will not lend its portfolio securities to any officer, trustee, employee or affiliate of the Fund or its Manager. The terms of the Fund's loans must meet certain tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

      o HEDGING. As described in the Prospectus, the Fund may employ one or more types of hedging instruments. When hedging to attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund may: (i) sell futures contracts, (ii) buy puts on such futures contracts or securities, or (iii) write calls on securities held by it or on futures contracts. When hedging to attempt to protect against the possibility that portfolio securities are not fully included in a rise in value of the securities or commodities markets, the Fund may: (i) buy futures contracts, or (ii) buy calls or write puts on such futures contracts, commodity indices, financial indices, or on the Fund's securities. Covered calls and puts may also be written on debt securities to attempt to increase the Fund's income. When hedging to protect against declines in the dollar value of a foreign currency-denominated security, the Fund may: (a) buy puts on that foreign currency and on foreign currency Futures, (b) write calls on that currency or on such futures contracts, or (c) enter into forward contracts at a higher or lower rate than the spot ("cash") rate.

      Additional Information about the hedging instruments the Fund may use is provided below. In the future, the Fund may employ hedging instruments and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with the Fund's investment objective, legally permissible and adequately disclosed.

     o WRITING COVERED CALL OPTIONS. When the Fund writes a call on a security, future, index or currency, it receives a premium and agrees to sell the callable investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. The Fund has retained the risk of loss should the price of the underlying security decline during the call period, which may be offset to some extent by the premium.

      The Fund may also write call options on financial and commodity indices. When writing a call on a index, the Fund receives a premium and agrees to pay to the call buyer a cash amount equal to the appreciation of the index in excess of the option strike price over the call period. If the index declines in value the Fund has no payment obligation and retains the option premium. When writing a call option on an index, the Fund will segregate liquid assets equal to the settlement value of the option.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written is more or less than the price of the call subsequently purchased. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered short-term capital gains for Federal income tax purposes, and when distributed by the Fund are taxable as ordinary income. An option position may be closed out only on a market that provides secondary trading for option of the same series, and there is no assurance that a liquid secondary market will exist for a particular option. If the Fund could not effect a closing purchase transaction due to lack of a market, it would have to hold the callable investments until the call lapsed or was exercised.

      The Fund may also write calls on futures contracts without owning a futures contract or a deliverable security, provided that at the time the call is written, the Fund covers the call by segregating in escrow an equivalent dollar amount of liquid assets. The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the obligation under the futures contracts. In no circumstances would an exercise notice require the Fund to deliver a futures contract; it would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

     o WRITING PUT OPTIONS. A put option on securities, futures contracts, financial and commodity indices, and currencies, gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. A put option on an index gives the purchaser the right to collect a cash payment and the writer the obligation to pay the decline in value of the index below the strike price during the option period. The premium the Fund receives from writing a put option represents a profit, as long as the price of the underlying investment remains above the exercise price. However, the Fund has also assumed the obligation during the option period to either buy the underlying investment from the buyer of the put at the exercise price or pay the cash value of the decline in the index below the exercise price, even though the value of the investment may fall below the exercise price. If the put lapses unexercised, the Fund (as the writer of the put) realizes a gain in the amount of the premium. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price or make a cash payment equal to the decline in value of the index, which will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss, equal to the sum of the current market value of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

      When writing put options, to secure its obligation to pay for the underlying asset, the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the put option. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets. As long as the obligation of the Fund as the put writer continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the Fund to take delivery of the underlying security against payment of the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of the put, or such earlier time at which the Fund effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once the Fund has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

      The Fund may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security, futures contract, swap or index from being put. Furthermore, effecting such a closing purchase transaction will permit the Fund to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Fund. The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option. As above for writing covered calls, any and all such profits described herein from writing puts are considered short-term gains for Federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

      o PURCHASING CALLS AND PUTS. When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on indices or futures contracts, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. When the Fund purchases a call on an index or future contract, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. In purchasing a call, the Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and the premium paid and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payment and the right to purchase the underlying investment.

      When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment the Fund owns enables the Fund to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling such underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date, and the Fund will lose its premium payment and the right to sell the underlying investment. The put may, however, be sold prior to expiration (whether or not at a profit.)

      Buying a put on an investment it does not own, either a put on an index or a put on a Future not held by the Fund, permits the Fund either to resell the put or buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and as a result the put is not exercised, the put will become worthless on its expiration date. When the Fund purchases a put on an index, or on a Future not held by it, the put protects the Fund to the extent that the index moves in a similar pattern to the securities held. In the case of a put on an index or Future, settlement is in cash rather than by delivery by the Fund of the underlying investment.

      Puts and calls on broadly-based indices or futures contracts are similar to puts and calls on securities except that all settlements are in cash and gain or loss depends on changes in the index or futures contracts in question (and thus on price movements in the securities markets generally) rather than on price movements in individual securities or futures contracts. When the Fund buys a call on an index or futures contracts, it pays a premium. During the call period, upon exercise of a call by the Fund, a seller of a corresponding call on the same investment will pay the Fund an amount of cash to settle the call if the closing level of the index or Future upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the index or futures contracts and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of difference. When the Fund buys a put on an index or futures contracts, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund's exercise of its put, to deliver to the Fund an amount of cash to settle the put if the closing level of the index or futures contracts upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as to calls.

      An option position may be closed out only on a market which provides secondary trading for options of the same series and there is no assurance that a liquid secondary market will exist for any particular option. The Fund's option activities may affect its turnover rate and brokerage commissions. The exercise by the Fund of puts on securities will cause the sale of related investments, increasing portfolio turnover. Although such exercise is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons which would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys a put or call, sells a put or call, or buys or sells an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those which would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small in relation to the market value of the related investments, and consequently, put or call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investments.

      o OPTIONS ON FOREIGN CURRENCIES. The Fund intends to write and purchase calls and puts on foreign currencies. The Fund may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or over-the-counter markets or are quoted by major recognized dealers in such options. It does so to protect against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. However, in the event of currency rate fluctuations adverse to the Fund's position, it would lose the premium it paid and transaction costs.

      A call written on a foreign currency by the Fund is covered if the Fund owns an underlying security denominated in the foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its Custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call may be written by the Fund on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an expected adverse change in the exchange rate. In such circumstances, the Fund covers the option by maintaining in a segregated account with the Fund's Custodian, cash or U.S. government securities or other liquid securities in an amount equal to the exercise price of the option.

      o INTEREST RATE FUTURES. No price is paid or received upon the purchase or sale of an Interest Rate Future. Interest Rate Futures obligate one party to deliver and the other party to take a specific debt security or amount of foreign currency, respectively, at a specified price on a specified date. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). The initial margin will be deposited with the Fund's Custodian in an account registered in the futures broker's name; however the futures broker can gain access to that account only under specified conditions. As the futures contract is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be made to and from the futures broker on a daily basis. Prior to expiration of the futures contract, if the Fund elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Fund, and any loss or gain is realized for tax purposes. Although Interest Rate Futures by their terms call for settlement by delivery or acquisition of debt securities, in most cases the obligation is fulfilled by entering into an offsetting position. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

      o COMMODITY FUTURES. No price is paid upon the purchase or sale of a commodity futures contract. Commodity futures contracts obligate one party to deliver and another party to purchase a specific commodity at a specified price on a specified date. Commodity futures contracts are traded on domestic and international commodity exchanges and have standardized contract terms. Similar to Interest Rate Futures, the Fund will deposit an initial margin requirement with its Custodian in an account registered in the futures broker's name. Commodity futures contracts are marked to market daily to reflect changes in market value.

     o FINANCIAL FUTURES. Financial Futures are similar to Interest Rate Futures except that settlement is made in cash, and net gain or loss on options on Financial Futures depends on price movements of the securities included in the index. The strategies which the Fund employs regarding Financial Futures are similar to those described above with regard to Interest Rate Futures.

     o FOREIGN CURRENCY FORWARD CONTRACTS. A Forward Contract involves bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts typically, although not exclusively, relate to foreign currency transactions, and are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The Fund may enter into a Forward Contract to "lock in" the U.S. dollar price of an investment denominated in a foreign currency which it has purchased or sold but which has not yet settled, or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency.

      The Fund may use Forward Contracts to protect against uncertainty in the level of future exchange rates. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying investments the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.


      The Fund may also enter into a forward contract to sell a foreign currency other than that in which the underlying investment is denominated. This technique is referred to as "cross hedging," and is done when the foreign currency sold through the forward contract is correlated with the foreign currency or currencies in which the underlying investment positions are denominated. The foreign currency sold through the forward contract may be sold for a fixed U.S. dollar amount or for a fixed amount of another currency correlated with the U.S. dollar.


      The success of cross hedging is dependent on many factors, including the ability of the Manager to correctly identify and monitor the correlation among foreign currencies and between foreign currencies and the U.S. dollar. To the extent that these correlations are not identical, the Fund may experience losses or gains on both the underlying security and the cross currency hedge. However, the Manager shall determine that any cross hedge is a bona fide hedge in that it is expected to reduce the volatility of the Fund's total return.

      The Fund may enter into Forward Contracts with respect to specific transactions. For example, when the Fund enters into a contract for the purchase or sale of an investment denominated in a foreign currency, or when the Fund anticipates receipt of dividend payments in a foreign currency, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment. To do so, the Fund enters into a Forward Contract, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction ("transaction hedge"). The Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the investment is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

      The Fund may also use Forward Contracts to lock in the value of portfolio positions ("position hedges"). In a position hedge, for example, when the Fund believes that a foreign currency in which the Fund has investment holdings may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward sale contract to sell an amount of that foreign currency for a fixed U.S. dollar amount. Additionally, when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed U.S. dollar amount.

      The Fund may also cross hedge its portfolio positions by entering into a forward contract to buy or sell a foreign currency other than the currency in which its underlying investments are denominated for a fixed amount in U.S. dollars or a fixed amount in another currency which is correlated with the U.S. dollar. If the Fund does not own portfolio securities denominated in the currency on the long side of the cross hedge, the Fund will not be required to later purchase portfolio securities denominated in that currency. Instead, the Fund may unwind the cross hedge by reversing the original transaction, that is, by transacting in a forward contract that is opposite to the original cross hedge or it may extend the hedge by "rolling" the hedge forward.

      The Fund's Custodian will place cash or U.S. Government securities or other liquid high-quality debt securities in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitment under Forward Contracts to cover its short positions. The Fund will not enter into such Forward Contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or a closely-correlated currency. The Fund, however, in order to avoid excess transactions and transaction costs, may maintain a net exposure to Forward Contracts in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or a closely-correlated currency provided the excess amount is "covered" by liquid, high-grade debt securities, denominated in any currency, at least equal at all times to the amount of such excess. As an alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

     The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs.

      At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. Such contracts are not traded on an exchange. Therefore, the Fund must evaluate the credit and performance risk of each particular counterparty under a Forward Contract.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

      In addition to foreign currency contracts, the Fund may enter into forward contracts for the purchase or sale of commodities, securities or indices.
Forward contracts for these underlying cash instruments operate the same as exchange traded futures contracts with two important differences. First, forward contracts are individually negotiated while futures contracts are standardized in terms of amount, maturity and underlying cash instrument. Second, forward contracts expose the investor to the credit risk of the counterparty while futures contracts are settled by the exchange clearinghouse.

     o INTEREST RATE SWAP TRANSACTIONS. In an interest rate swap, the Fund and another party exchange their right to receive, or their obligation to pay, interest on a security. For example, they may swap a right to receive floating rate interest payments for fixed rate payments. The Fund enters into swaps only on securities it owns. The Fund may not enter into an interest swap for hedging purposes with respect to more than 25% of its total assets. The Fund will segregate liquid assets (such as cash or U.S. Government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed. Interest rate swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default. If the counterparty to an interest rate swap defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis. The Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements.

     o ADDITIONAL INFORMATION ABOUT HEDGING INSTRUMENTS AND THEIR USE. The Fund's Custodian, or a securities depository acting for the Custodian, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written options traded on exchanges or as to other acceptable escrow securities, so that no margin will be required for such transactions. OCC will release the securities on the expiration of the option or upon the Fund's entering into a closing transaction. An option position may be closed out only on a market which provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer, which would establish a formula price at which the Fund would have the absolute right to repurchase that OTC option. That formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the extent to which the option is "in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of the limit on its assets that may be invested in illiquid securities, stated in the Prospectus) the mark-to-market value of any OTC option held by it. The Securities and Exchange Commission is evaluating whether OTC options should be considered liquid securities, and the procedure described above could be affected by the outcome of that evaluation.

      The Fund's option activities may affect its turnover rate and brokerage commissions. The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate in a manner beyond the Fund's control. The exercise by the Fund of puts on securities or Futures may cause the sale of related investments, also increasing portfolio turnover. Although such exercise is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons which would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a put, a call, or an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those which would apply to direct purchases or sales of the underlying investments.
Premiums paid for options are small in relation to the market value of the related investments, and consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investments.

      o REGULATORY ASPECTS OF HEDGING INSTRUMENTS. The Fund is required to operate within certain guidelines and restrictions with respect to its use of Futures and options on Futures established by the Commodity Futures Trading Commission ("CFTC"). In particular, the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of the Rule adopted by the CFTC. The Rule does not limit the percentage of the Fund's assets that may be used for Futures margin and related options premiums for a BONA FIDE hedging position. However, under the Rule the Fund must limit its aggregate Futures margin and related options premiums to no more than 5% of the Fund's net assets for hedging strategies that are not considered BONA FIDE hedging strategies under the Rule.

      Transactions in options by the Fund are subject to limitations established by option exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options which the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser. The exchanges also impose position limits on Futures transactions which apply to Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Due to requirements under the Investment Company Act, when the Fund buys or sells a Future, the Fund will maintain, in a segregated account or accounts with its Custodian, cash or readily-marketable, short-term (maturing in one year or less) debt instruments in an amount equal to the net exposure between the market value and the contract price of the Future, less the margin deposit applicable to it.

      o TAX ASPECTS OF COVERED CALLS AND HEDGING INSTRUMENTS. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless the Fund's shares are held in a retirement account or the shareholder is otherwise exempt from tax).


      Certain foreign currency exchange contracts ("Forward Contracts") in which the Fund may invest are treated as "section 1256 contracts." Gains or losses relating to section 1256 contracts generally are characterized under the Internal Revenue Code as 60% long-term and 40% short-term capital gains or losses. However, foreign currency gains or losses arising from certain section 1256 contracts (including Forward Contracts) generally are treated as ordinary income or loss. In addition, section 1256 contracts held by the Fund at the end of each taxable year are "marked-to- market" with the result that unrealized gains or losses are treated as though they were realized. These contracts also must be marked-to-market for purposes of the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt these transactions from this marked-to-market treatment.

      Certain Forward Contracts entered into by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent such loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of foreign currency forward contracts, gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment company income available for distribution to its shareholders.

      o RISKS OF HEDGING WITH OPTIONS AND FUTURES. An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. In addition to the risks associated with hedging that are discussed in the Prospectus and above, there is a risk in using short hedging by selling futures contracts to attempt to protect against decline in value of the Fund's portfolio securities (due, for example, to an increase in interest rates) that the prices of such futures contracts will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Fund's securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depend on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

      The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the investments being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of the securities being hedged is more than the historical volatility of the applicable index. It is also possible that if the Fund has used hedging instruments in a short hedge, the market may advance and the value of securities held in the Fund's portfolio may decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value in its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      If the Fund uses hedging instruments to establish a position in the commodities markets as a temporary substitute for the purchase of commodity-linked securities (long hedging) by buying futures contracts and/or calls on such futures contracts or on debt securities, it is possible that the market may decline; if the Fund then concludes not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the commodity-linked securities purchased.

OTHER INVESTMENT RESTRICTIONS

      The Fund's most significant investment restrictions are set forth in the Prospectus. The following are fundamental policies, and together with the Funds fundamental policies described in the Prospectus, cannot be changed without the vote of a "majority" of the Fund's outstanding voting securities. Such a "majority" vote is defined in the Investment Company Act of 1940 as the vote of the holders of the lesser of: (1) 67% or more of the shares present or, at a shareholder meeting if the holders of more than 50% of the outstanding shares are present, or (2) more than 50% of the outstanding shares.

      Under these additional restrictions, the Fund cannot:

      o buy or sell real estate; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein, and also invest in real estate operating companies and shares of companies engaged in other real estate related businesses;

      o buy securities on margin, except that the Fund may make margin deposits in connection with any of the Hedging Instruments which it may use;

      o underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter for purposes of the Securities Act of 1933;

      o buy securities of any issuer if those officers, Trustees or Directors of the Fund or the Manager who beneficially own more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer;

      o invest in oil, gas, or other mineral exploration or development programs or leases, except that the Fund may invest in Hybrid Instruments, options swaps, futures contracts and other investments which are linked to oil, gas and mineral values; or

      o buy  the  securities  of any  company  for  the  purpose  of  exercising
management  control,   except  in  connection  with  a  merger,   consolidation,
reorganization or acquisition of assets.

      The percentage restrictions described above and in the Fund's Prospectus (other than the percentage limitations that apply on an on-going basis) apply only at the time of investment and require no action by the Fund as a result of subsequent changes in relative values.

      For purposes of the Fund's policy not to concentrate its assets as described in the Fund's Prospectus, the Fund has adopted the corporate industry classifications set forth in Appendix A to this Statement of Additional Information. This is not a fundamental policy.

HOW THE FUND IS MANAGED

ORGANIZATION AND HISTORY. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Trustees or upon proper request of the shareholders. Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. In addition, if the Trustees receive a request from at least 10 shareholders (who have been shareholders for at least six months) holding shares of the Fund valued at $25,000 or more or holding at least 1% of the Fund's outstanding shares, whichever is less, stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communications to all other shareholders at the applicants' expense, or the Trustees may take such other action as set forth under Section 16(c) of the Investment Company Act.

      The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations, and provides for indemnification and reimbursement of expenses out of its property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances, the risk of a Fund shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations described above. Any person doing business with the Trust, and any shareholder of the Trust, agrees under the Trust's Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand which may arise out of any dealings with the Trust, and the Trustees shall have no personal liability to any such person, to the extent permitted by law.


TRUSTEES AND OFFICERS OF THE FUND. The Fund's Trustees and officers are listed below, together with their principal occupations and business affiliations and occupations during the past five years. All of the Trustees are also Trustees, Directors or Managing General Partners of Daily Cash Accumulation Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial
Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, Centennial America Fund, L.P., Oppenheimer Total Return Fund, Inc., Oppenheimer Equity Income Fund, Oppenheimer Champion Income Fund, Oppenheimer High Yield Fund, Oppenheimer International Bond Fund, Oppenheimer
Cash Reserves, Oppenheimer Variable Account Funds, Oppenheimer Main Street Funds, Inc., Oppenheimer Integrity Funds, Oppenheimer Strategic Income Fund, Oppenheimer Municipal Fund, Oppenheimer Limited-Term Government Fund, Panorama Series Fund, Inc. and The New York Tax-Exempt Income Fund, Inc. (all of the foregoing are collectively referred to as the "Denver-based Oppenheimer funds") except for Ms. Macaskill who is a Trustee, Director or Managing General Partner of all of the Denver-based Oppenheimer funds except Oppenheimer Integrity Funds, Oppenheimer Strategic Income Fund, Panorama Series Fund, Inc. and Oppenheimer Variable Account Funds and Mr. Fossel, who is a Trustee, Director or Managing General Partner of all the Denver-based Oppenheimer funds except of Centennial New York Tax Exempt Trust and of Centennial America Fund, L.P. Messrs. Bishop, Bowen, Donohue, Farrar and Zack hold similar positions as officers of all such funds. Ms. Macaskill is President and Mr. Swain is Chairman and Chief Executive Officer of the Denver-based Oppenheimer funds. As of November 1, 1997, the Trustees and officers of the Fund as a group owned less than 1% of each class of shares of the Fund, not including shares held of record by an employee benefit plan for employees of the Adviser (for which two of the officers listed below, Ms. Macaskill and Mr. Donohue, are trustees), other than shares beneficially owned under that plan by the officers of the Fund listed above.


      ROBERT G. AVIS, TRUSTEE, Age: 66
      ONE NORTH JEFFERSON AVE., ST. LOUIS, MISSOURI 63103

     Vice Chairman of A.G. Edwards & Sons, Inc. (a broker-dealer) and A.G. Edwards, Inc. (its parent holding company); Chairman of A.G.E. Asset Management and A.G. Edwards Trust Company (its affiliated investment adviser and trust company, respectively).

      WILLIAM A. BAKER, TRUSTEE; AGE: 82
      197 DESERT LAKES DRIVE, PALM SPRINGS, CALIFORNIA 92264
      Management Consultant.

      CHARLES CONRAD, JR., TRUSTEE; AGE: 67
      1501 QUAIL STREET, NEWPORT BEACH, CALIFORNIA 92660

     Chairman and CEO of Universal Space Lines, Inc. (a space services management company); formerly Vice President of McDonnell Douglas Space Systems, Co. and associated with the National Aeronautics and Space Administration.


      JON S. FOSSEL, TRUSTEE: Age:  55

      BOX 44, MEAD STREET, WACCABUC, NEW YORK 10597

     Member of the Board of Governors of the Investment Company Institute (a national trade association of investment companies); Chairman of the Investment Company Institute Education Foundation; formerly Chairman and Director of OppenheimerFunds, Inc. ("OFI"); President and a Director of Oppenheimer Acquisition Corp. ("OAC"), OFI's parent holding company, Shareholder Services, Inc. ("SSI") and Shareholder Financial Services, Inc. ("SFSI"), transfer agent subsidiaries of OFI.


      SAM FREEDMAN, TRUSTEE; AGE:  57
      4975 LAKESHORE DRIVE, LITTLETON, COLORADO 80123
      Formerly Chairman and Chief Executive Officer of OppenheimerFunds Services; Chairman, Chief Executive Officer and a director of SSI and Chairman, Chief Executive Officer and Director of SFSI; Vice President and a director of OAC and a director of OFI.

      RAYMOND J. KALINOWSKI, TRUSTEE; AGE: 68
      44 PORTLAND DRIVE, ST. LOUIS, MISSOURI 63131

      Director of Wave Technologies International, Inc. (a computer products training company)

      .

      C. HOWARD KAST, TRUSTEE; AGE:  76
      2552 EAST ALAMEDA, DENVER, COLORADO 80209

      Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).


      ROBERT M. KIRCHNER, TRUSTEE; AGE:  76
      7500 EAST ARAPAHOE ROAD, ENGLEWOOD, COLORADO 80112
      President of The Kirchner Company (management consultants).

      BRIDGET A. MACASKILL, PRESIDENT AND TRUSTEE: Age: 49
     President (since June 1991), Chief Executive Officer (since September 1995) and a Director (since December 1994) of OFI; President and director (since June 1991) of HarbourView; Chairman and a director of SSI (since August
     1994), and SFSI (September 1995); President (since September 1995) and a director (since October 1990) of OAC; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of OFI; a director of the Manager (since July
     1996); President and a director (since October 1997) of OppenheimerFunds International Ltd., an offshore fund manager subsidiary of OFI ("OFIL") and Oppenheimer Millennium Funds plc (since October 1997); President and a director of other Oppenheimer funds; a director of the NASDAQ Stock Market, Inc. and of Hillsdown Holdings plc (a U.K. food company); formerly an Executive Vice President of OFI.


      NED M. STEEL, TRUSTEE; AGE: 82
      3416 SOUTH RACE STREET, ENGLEWOOD, COLORADO 80110

     Chartered Property and Casualty Underwriter; a Director of Visiting Nurse Corporation of Colorado; formerly Senior Vice President and a Director of Van Gilder Insurance Corp. (insurance brokers).


      JAMES C. SWAIN, CHAIRMAN,  CHIEF EXECUTIVE OFFICER AND TRUSTEE*; AGE:
64

      6803 SOUTH TUCSON WAY, ENGLEWOOD, COLORADO 80112

     Vice Chairman of OFI; formerly President and a director of Centennial Asset Management Corporation ("Centennial"), an investment adviser subsidiary of OFI, and Chairman of the Board of SSI.

      MARK J.P. ANSON, VICE PRESIDENT AND PORTFOLIO MANAGER; AGE: 39 TWO WORLD TRADE CENTER, NEW YORK, NEW YORK 10048-0203
     Vice President of the Manager (since March,  1997) and OFI (since  January,
     1996); formerly a Registered Options Principal on the equity derivatives desk at Solomon Brothers, Inc.; and formerly an attorney with Chapman and Cutler.

      RUSSELL READ, VICE PRESIDENT AND PORTFOLIO MANAGER; AGE: 34 TWO WORLD TRADE CENTER, NEW YORK, NEW YORK 10048-0203 Vice President of the Manager (since March, 1997) and OFI (since July, 1995); formerly an investment manager for The Prudential and Associate Economist for the First National Bank of Chicago.


      ANDREW J. DONOHUE, VICE PRESIDENT AND SECRETARY; AGE: 47
     Executive Vice President (since January 1993), General Counsel (since October 1991) and a Director (since September 1995) of OFI; Executive Vice President (since September 1993), and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView, SSI, SFSI and Oppenheimer Partnership Holdings, Inc. since (September 1995) and MultiSource Services, Inc. (a broker-dealer) (since December 1995); President and a director of Centennial (since September
     1995); President and a director of the Manager (since July 1996); General Counsel (since May 1996) and Secretary (since April 1997) of OAC; Vice President of OFIL and Oppenheimer Millennium Funds plc (since October
     1997); an officer of other Oppenheimer funds.

      GEORGE C. BOWEN,  VICE PRESIDENT,  TREASURER,  AND ASSISTANT  SECRETARY;
      AGE: 61

      6803 SOUTH TUCSON WAY, ENGLEWOOD, COLORADO 80112

      Senior Vice President  (since  September 1987) and Treasurer  (since March
      1985) of OFI; Vice President  (since June 1983) and Treasurer (since March
      1985) of the Distributor ; Vice President (since October 1989) and Treasurer (since April 1986) of HarbourView; Senior Vice President (since February 1992), Treasurer (since July 1991) and a director (since December
      1991) of Centennial; President, Treasurer and a director of Centennial Capital Corporation (since June 1989); Vice President and Treasurer (since August 1978) and Secretary (since April 1981) of SSI; Vice President, Treasurer and Secretary of SFSI (since November 1989); Treasurer of OAC (since June 1990); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of the Manager (since July 1996); Chief Executive Officer, Treasurer and a director of MultiSource Services, Inc., a broker-dealer (since December 1995); an officer of other Oppenheimer funds.


      ROBERT G. ZACK, ASSISTANT SECRETARY; AGE: 49
      TWO WORLD TRADE CENTER, NEW YORK, NEW YORK 10048-0203

      Senior Vice President (since May 1985) and Associate General Counsel (since May 1981) of OFI; Assistant Secretary of SSI (since May 1985) and SFSI (since November 1989); Assistant Secretary of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

      ROBERT J. BISHOP, ASSISTANT TREASURER; AGE: 38
      6803 SOUTH TUCSON WAY, ENGLEWOOD, COLORADO 80112

      Vice President of OFI/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of OFI/Mutual Fund Accountant (April, 1994 to May, 1996); and Fund Controller for OFI.


      SCOTT FARRAR, ASSISTANT TREASURER; AGE: 32
      6803 SOUTH TUCSON WAY, ENGLEWOOD, COLORADO 80112

      Vice President of OFI/Mutual Fund Accounting (since May 1996), Assistant Treasurer of Oppenheimer Millennium Funds plc (since October, 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of OFI/Mutual Fund Accountant (April, 1994 to May, 1996); and a Fund Controller for OFI.

--------
*A Trustee who is an "interested person" of the Fund as defined in the Investment Company Act.

+Not a Trustee of Centennial New York Tax Exempt Trust nor a Managing General Partner of Centennial America Fund, L.P.

#Not a Trustee of Oppenheimer Integrity Funds, Oppenheimer Strategic Income Fund, Panorama Series Fund, Inc. and Oppenheimer Variable Account Funds.


      o REMUNERATION OF TRUSTEES. The Trustees of the Fund and certain Trustees (Ms. Macaskill and Mr. Swain) are affiliated with OFI and receive no salary or fee from the Fund. Mr. Fossel did not receive any salary or fees from the Fund prior to January 1, 1997. The remaining Trustees received the compensation shown below. The compensation from the Fund was paid for the fiscal period March 31, 1997 (commencement of operations) to August 31, 1997, the Fund's fiscal year end. The compensation from all of the Denver-based Oppenheimer funds includes the Fund and is compensation received as a director, trustee, managing general partner or member of a committee of the Board during the calendar year ended December 31, 1996.


                                                           COMPENSATION
                                      TOTAL AGGREGATE      FROM ALL
                                      COMPENSATION         DENVER-BASED
NAME AND POSITION                     FROM THE FUND        OPPENHEIMERFUNDS1

Robert G. Avis, Trustee               $52                  $58,003


William A. Baker,
Audit and Review                      $72                  $79,715
Committee Ex-Officio Member(2)
and Trustee

Charles Conrad, Jr., Trustee(3)       $67                  $74,717

Jon S. Fossel, Trustee                $0                   None

Sam Freedman, Audit and Review        $27                  $29,502
Committee Member(2) and Trustee



Raymond J. Kalinowski, Audit and      $67                  $74,173
Review Committee Member(2) and Trustee

C. Howard Kast, Audit and Review      $67                  $74,173
Committee  Chairman(2) and Trustee

Robert M. Kirchner, Trustee(3)        $67                  $74,717


Ned M. Steel, Trustee                 $52                  $58,003
----------------


1For the 1996 calendar year.
2Committee positions effective July 1, 1997
3Prior to July 1, 1997, Messrs. Conrad and Kirchner were also members of the Audit and Review Committee.

      o MAJOR SHAREHOLDERS. As of November 1, 1997, no person or entity owned of record or was known by the Fund to own beneficially 5% or more of the Fund as a whole or the Fund's outstanding Class A, Class B, Class C or Class Y shares except as shown below (as to such Class A, Class B and Class C shares, the Fund understands that these shares are held by Charles Schwab or Merrill Lynch as record owner for the benefit of their clients, none of whom owns 5% or more of such shares):

      CLASS A SHARES: Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, CA 94104, who owns 1,145,924,504 Class A shares (representing approximately 23.62% of the Funds outstanding Class A shares).

      CLASS B SHARES: Merrill Lynch Pierce Fenner & Smith, For the Sole Benefit of Its Customers, 4800 Deer Lake Drive East, Floor 3, Jacksonville, Florida 32246, who owns 443,406.010 Class B shares (representing 19.65% of the Fund's outstanding Class B shares).

      CLASS C SHARES: Merrill Lynch Pierce Fenner & Smith, For the Sole Benefit of Its Customers, 4800 Deer Lake Drive East, Floor 3, Jacksonville, Florida 32246, who owns 457,783.031 Class C shares (representing 35.92% of the Fund's outstanding Class C shares).


      CLASS Y SHARES: OppenheimerFunds, Inc., 3410 South Galena Street, Denver, Colorado 80231, who owns 100.000 Class Y shares (representing 100% of the Fund's outstanding Class Y shares).

THE MANAGER AND ITS AFFILIATES. The Manager is wholly-owned by OppenheimerFunds, Inc. ("OFI"), which is wholly-owned by Oppenheimer Acquisition Corp. ("OAC"), a holding company controlled by Massachusetts Mutual Life Insurance Company. OAC is also owned in part by certain of OFI's directors and officers, some of whom may also serve as officers of the Fund, and two of whom may (Ms. Macaskill and Mr. Swain) serve as Trustees of the Fund.

      The Manager and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and strictly enforced by the Manager.

      o THE INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT. The Investment Advisory Agreement (the "Advisory Agreement") between OFI and the Fund requires OFI, at its expense, to provide the Fund with adequate office space, facilities and equipment, and to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund, including the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      Expenses not expressly assumed by OFI or the Manager under the Advisory Agreement or the Sub-Advisory Agreement or by the Distributor under the General Distributor's Agreement are paid by the Fund. The Advisory Agreement and the Sub-Advisory Agreement lists examples of expenses paid by the Fund, the major categories of which relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent and custodian expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.


      For the fiscal period March 31, 1997 (commencement of operations) to August 31, 1997, the fees paid by the Fund to OFI were $65,263. For that same period, fees paid by OFI to the Manager were $65,262.


      The advisory agreement and the sub-advisory agreement provide that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the advisory agreement, OFI and the Manager are not liable for any loss resulting from a good faith error or omission on their part with respect to any of its duties thereunder. The advisory agreement and sub-advisory agreement permit OFI and the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If OFI or the Manager shall no longer act as an investment adviser to the Fund, the right of the Fund to use the name "Oppenheimer" as part of its name may be withdrawn.

     o THE DISTRIBUTOR. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's Class A, Class B, Class C and Class Y shares, but is not obligated to sell a specific number of shares. Expenses normally attributable to sales (other than those paid under the Distribution and Service Plans but including advertising and the cost of printing and mailing prospectuses other than those furnished to existing shareholders), are borne by the Distributor. For additional information about distribution of the Fund's shares and the expenses connected with such activities, please refer to "Distribution and Service Plans," below.


      For the fiscal period March 31, 1997 (commencement of operations) to August 31, 1997, the aggregate amount of sales charges on sales of the Fund's Class A shares was $437,358, of which the Distributor and an affiliated broker/dealer retained in the aggregate $109,980. The contingent deferred sales charges collected by the Distributor on the redemption of Class B shares and Class C shares for the fiscal period March 31, 1997 to August 31, 1997 totaled $847 and $1,580, respectively. No sales charges are assessed by the Distributor on Class Y shares.


     o THE TRANSFER AGENT. OppenheimerFunds Services, the Fund's Transfer Agent, is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for shareholder servicing and administrative functions.

BROKERAGE POLICIES OF THE FUND

BROKERAGE PROVISIONS OF THE INVESTMENT ADVISORY AGREEMENT. One of the duties of the Manager under the Sub-Advisory Agreement is to arrange the portfolio transactions for the Fund. The Sub-Advisory Agreement contains provisions relating to the employment of broker-dealers ("brokers") to effect the Fund's portfolio transactions in securities and futures contracts. In doing so, the Manager is authorized by the sub-advisory agreement to employ broker-dealers, including
"affiliated" brokers, as that term is defined in the Investment Company Act, as may, in its best judgment based on all relevant factors, implement the policy of the Fund to obtain, at reasonable expense, the "best execution" (prompt and reliable execution at the most favorable price obtainable) of such transactions. The Manager need not seek competitive commission bidding but is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees.

      Under the Sub-Advisory Agreement, the Manager is authorized to select brokers that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would have charged if a good faith determination is made by the Manager that the commission is fair and reasonable in relation to the services provided. Subject to the foregoing considerations, the Manager may also consider sales of shares of the Fund and other investment companies managed by the Manager or their affiliates as a factor in the selection of brokers for the Fund's portfolio transactions.

DESCRIPTION OF BROKERAGE PRACTICES FOLLOWED BY THE MANAGER. Subject to the provisions of the Sub-Advisory Agreement, and the procedures and rules described above, allocations of brokerage generally are made by the Manager's portfolio traders based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage, also subject to the provisions of the Sub-Advisory Agreement and the procedures and rules described above. In either case, brokerage is allocated under the supervision of the Manager's executive officers. Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. Brokerage commissions are paid primarily for effecting transactions in listed securities and futures and/or for certain fixed-income agency transactions in the secondary market and are otherwise paid only if it appears likely that a better price or execution can be obtained. When the Fund engages in an option transaction, ordinarily the same broker will be used for the purchase or sale of the option and any transaction in the securities or futures contract to which the option relates. When possible, concurrent orders to purchase or sell the same security or futures contract by more than one of the accounts managed by the Manager or its affiliates are combined. The transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Most purchases of money market instruments and debt obligations are principal transactions at net prices. Instead of using a broker for those transactions, the Fund normally deals directly with the selling or purchasing principal or market maker unless it determines that a better price or execution can be obtained by using a broker. Purchases of these securities from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers include a spread between the bid and asked prices. The Fund seeks to obtain prompt execution of these orders at the most favorable net price. Options commissions may be relatively higher than those which would apply to direct purchases and sales of portfolio securities.

      The research services provided by a particular broker may be useful only to one or more of the advisory accounts of OFI, the Manager or their affiliates, and investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. Such research, which may be supplied by a third party at the instance of a broker, includes information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Advisor or the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Advisor or the Manager in the investment decision-making process may be paid for in commission dollars. The Board of Trustees permits the Advisor and the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions. The Board also permits the Advisor and the Manager to use stated commissions on secondary fixed-income agency trades to obtain research where the broker has represented to the Advisor or the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.


      The research services provided by brokers broaden the scope and supplement the research activities of the Advisor and the Manager, by making available additional views for consideration and comparisons, and by enabling the Advisor and the Manager to obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase. The Manager provides information as to the commissions paid to brokers furnishing such services together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

      For the fiscal period March 31, 1997 (commencement of operations) to August 31, 1997, total brokerage commissions paid by the Fund (not including any spreads or concessions on principal transactions on a net trade basis) amounted to $33,431. For that same period, no payments were made to brokers as commissions in return for research services.

The transactions giving rise to those commissions were allocated in accordance with OFI's internal allocation procedures.

PERFORMANCE OF THE FUND

TOTAL RETURN INFORMATION. As described in the Prospectus, from time to time the "average annual total return," "cumulative total return," "average annual total return at net asset value" and "cumulative total return at net asset value" of an investment in a class of shares of the Fund may be advertised. An explanation of how these total returns are calculated for each class and the components of those calculations is set forth below.

      The Fund's advertisements of its performance data must, under applicable rules of the Securities and Exchange Commission, include the average annual total returns for each advertised class of shares of the Fund for the 1, 5, and 10-year periods (or the life of the class, if less) ending as of the most recently-ended calendar quarter prior to the publication of the advertisement. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its returns and share prices are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Returns for any given past period are not a prediction or representation by the Fund of future returns. The returns of each class of shares of the Fund are affected by portfolio quality, the type of investments the Fund holds and its operating expenses allocated to the particular class.

      o TOTAL RETURN INFORMATION.

      o AVERAGE ANNUAL TOTAL RETURNS. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV") of that investment, according to the following formula:

                 1/n
            (ERV)
            (---)   -1 = Average Annual Total Return
            ( P )

      o CUMULATIVE TOTAL RETURNS. The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

            ERV - P
            ------- = Total Return
               P



      In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as described below). For Class B shares, payment of the contingent deferred sales charge (5.0% for the first year, 4.0% for the second year, 3.0% for the third and fourth years, 2.0% for the fifth year, and 1.0% for the sixth year, and none thereafter) is applied, as described in the Prospectus. For Class C shares, the payment of the 1% contingent deferred sales charge for the first 12 months is applied, as described in the Prospectus. Class Y shares are not subject to a sales charge. Total returns also assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares, at net asset value per share, and that the investment is redeemed at the end of the period. The cumulative total return on an investment in Class A, Class B, Class C and Class Y shares for the period March 31, 1997 (commencement of operations) to August 31, 1997 were (2.83%), (2.30%), 1.60% and 3.10%, respectively.

      o TOTAL RETURNS AT NET ASSET VALUE. From time to time the Fund may also quote an average annual total return at net asset value or a cumulative total return at net asset value for Class A, Class B, Class C or Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions. The cumulative total return at net asset value on an investment in Class A, Class B, Class C and Class Y shares for the period March 31, 1997 (commencement of operations) to August 31, 1997 were 3.10%, 2.70%, 2.60% and 3.10%, respectively.


OTHER PERFORMANCE COMPARISONS. From time to time the Fund may publish the ranking of its Class A, Class B, Class C or Class Y shares by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives. The performance of the Fund's classes are ranked against (i) all other funds, (ii) all other miscellaneous fixed income funds, and (iii) all other fixed-income funds, excluding money market funds. The Lipper performance rankings are based on total returns that include the reinvestment of capital gains distributions and income dividends but do not take sales charges or taxes into consideration.

      From time to time, the Fund may include in its advertisements and sales literature performance information about the Fund cited in other newspapers and periodicals, such as THE NEW YORK TIMES, which may include performance quotations from other sources, including Lipper.

      From time to time the Fund may publish the ranking of the performance of its Class A, Class B, Class C or Class Y shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar ranks mutual funds in broad investment categories (domestic stock funds, international stock funds, taxable funds, municipal bond funds and hybrid funds) based on risk- adjusted total returns. The Fund is ranked among hybrid funds. Investment return measures a fund's or class's one, three, five and ten-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk measures a fund's or class's performance below 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star rankings reflecting performance relative to the average fund in a fund's category. Five stars is the "highest" ranking (top 10%), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star ranking is the fund's or class's 3-year ranking or its combined 3 and 5-year ranking (weighted 60%/40%, respectively) or its combined 3, 5 and 10-year ranking (weighted 40%, 30% and 30%, respectively), depending on the inception of the fund or class. Rankings are subject to change monthly.

      The Fund may also compare its performance to that of other funds in its Morningstar Category. In addition to its star rankings, Morningstar also categorizes and compares a fund's 3-year performance on Morningstar's classification of the fund's investments and investment style, rather than how a fund defines its investment objective. Morningstar's four broad categories (domestic equity, international equity, municipal bond and taxable bond) are each further subdivided into categories based on types of investments and investment styles. Those comparison by Morningstar are based on the same risk and return measurements as its star rankings but do not consider the effect of sales charges.

      The total return on an investment in the Fund's Class A, Class B, Class C or Class Y shares may be compared with the performance for the same period of one or more of the indices, including the Goldman Sachs Commodity Index (GSCI). Whereas the Consumer Price Index is generally considered to be a measure of inflation, the GSCI is a commodity index which tracks the prices in five major commodity markets: energy, agriculture, livestock, precious metals, and industrial metals. The index is a total return index. Its value is based on the total return of fully collateralized near-term futures positions. The performance of the Fund's Class A, Class B, Class C or Class Y shares may also be compared in publications to (i) the performance of various market indices or to other investments for which reliable performance data is available, and (ii) to averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Total return information may be useful to investors in reviewing the performance of the Fund's Class A, Class B, Class C or Class Y shares. However, when comparing total return of an investment in Class A, Class B, Class C or Class Y shares of the Fund, a number of factors should be considered before using such information as a basis for comparison with other investments. The total return through a diversified portfolio of commodity-link instruments, securities, futures contracts and other investments, is designed as an attempt to outperform more traditional investments in debt and equity securities when the value of these traditional securities is declining due to adverse economic consequences.

      From time to time, the Fund's Manager may publish rankings or ratings of the Manager or Transfer Agent or the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder/investor services by third parties may compare the Oppenheimer funds' services to those of other mutual fund families selected by the rating or ranking services and may be based upon the opinions of the rating or ranking service itself, based on its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

DISTRIBUTION AND SERVICE PLANS

     The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares of the Fund under Rule 12b-1 of the Investment Company Act pursuant to which the Fund makes payments to the Distributor in connection with the distribution and/or servicing of the shares of that class, as described in the Prospectus. There is no such Plan for Class Y shares. Each Plan has been approved by a vote of (i) the Board of Trustees of the Fund, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that Plan, and (ii) the holders of a "majority" of the outstanding voting securities (as defined in the Investment Company Act) of the shares of each class in each instance that vote having been cast by OFI as the sole initial holder of shares of that class.

      In addition, under the Plans, the Manager and the Distributor, in their sole discretion, from time to time, may use their own resources (which, in the case of the Manager, may include profits from the advisory fee it receives from the Fund), to make payments to brokers, dealers or other financial institutions (each is referred to as a "Recipient" under the Plans) for distribution and administrative services they perform, at no cost to the Fund. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of payments they make from their own resources to Recipients.

      Unless terminated as described below, each Plan continues in effect from year to year but only as long as its continuance is specifically approved at least annually by the Fund's Board of Trustees and its Independent Trustees by a vote cast in person at a meeting called for the purpose of voting on such continuance. Each Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class. None of the Plans may be amended to increase materially the amount of payments to be made unless such amendment is approved by shareholders of the class affected by the amendment. In addition, because Class B shares automatically convert into Class A shares after six years, the Fund is required by a Securities and Exchange Commission rule to obtain the approval of Class B as well as Class A shareholders for a proposed amendment to the Class A Plan that would materially increase payments under the Plan. Such approval must be by a "majority" of the Class A and Class B shares (as defined in the Investment Company Act), voting separately by class. All material amendments must be approved by the Independent Trustees.

      While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports to the Fund's Board of Trustees at least quarterly for its review, detailing the services rendered in connection with the distribution of the Fund's shares, the amount of all payments made pursuant to each Plan and the purpose for which payments were made. The reports shall also include the distribution costs for that quarter. Those reports, including the allocations on which they are based, will be subject to the review and approval of the Independent Trustees in the exercise of their fiduciary duty. Each Plan further provides that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in such selection and nomination if the final decision on any such selection or nomination is approved by a majority of the Independent Trustees.

      Under the Plans, no payment will be made to any Recipient in any quarter if the aggregate net asset value of all Fund shares held by the Recipient for itself and its customers does not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Fund's Independent Trustees. Initially, the Board of Trustees has set the fee at the maximum rate and set no minimum amount of assets to qualify for payment.


      For the period March 31, 1997 (commencement of operations) to August 31, 1997, payments under the Class A Plan totaled $12,308. Any unreimbursed expenses incurred by the Distributor with respect to Class A shares for any fiscal year may not be recovered in subsequent fiscal years. Payments received by the Distributor under the Plan for Class A shares will not be used to pay any interest expense, carrying charges, or other financial costs, or allocation of overhead by the Distributor.


      The Class B and the Class C Plans allow the service fee payment to be paid by the Distributor to Recipients in advance for the first year such shares are outstanding, and thereafter on a quarterly basis, as described in the Prospectus. The advance payment is based on the net asset value of Class B and Class C shares sold. An exchange of shares does not entitle the Recipient to an advance service fee payment. In the event Class B or Class C shares are redeemed during the first year that the shares are outstanding, the Recipient will be obligated to repay a pro rata portion of the advance payment for those shares to the Distributor.


      Payments made under the Class B Plan during the period March 31, 1997 (commencement of operations) to August 31, 1997, totaled $30,711, of which $27,304 was retained by the Distributor. Payments made under the Class C Plan during that same period, totaled $23,276, of which $21, 022 was retained by the Distributor.


      Although the Class B and the Class C Plans permit the Distributor to retain both the asset-based sales charges and the service fee on such shares, or to pay Recipients the service fee on a quarterly basis, without payment in advance, the Distributor presently intends to pay the service fee to Recipients in the manner described above. A minimum holding period may be established from time to time under the Class B Plan and the Class C Plan by the Board. Initially, the Board has set no minimum holding period. All payments under the Class B Plan and the Class C Plan are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

      The Class B and Class C Plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund during that period. Such payments are made in recognition that the Distributor (i) pays sales commissions to authorized brokers and dealers at the time of sale and pays service fees as described in the Prospectus, (ii) may finance such commissions and/or the advance of the service fee payment to Recipients under those Plans, or may provide such financing from its own resources, or from an affiliate, (iii) employs personnel to support distribution of shares, and (iv) may bear the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders), state "blue sky" registration fees and certain other distribution expenses.

ABOUT YOUR ACCOUNT

HOW TO BUY SHARES


ALTERNATIVE SALES ARRANGEMENTS - CLASS A, CLASS B AND CLASS C SHARES. The availability of three classes of shares permits an investor to choose the method of purchasing shares that is more beneficial to the investor depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B and Class C shares are the same as those of the initial sales charge with respect to Class A shares. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares than the other. The Distributor normally will not accept any order for $500,000 or more of Class B shares or any order for $1 million or more of Class C shares, on behalf of a single investor (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that investor to purchase Class A shares of the Fund instead. a fourth class of shares may be purchased only by certain institutional investors at net asset value per share (the "Class Y shares").


      The four classes of shares each represent an interest in the same portfolio investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B and Class C shares and the dividends payable on Class B and Class C shares will be reduced by incremental expenses borne solely by that class, including the asset-based sales charge to which Class B and Class C shares are subject.

      The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of the Fund's counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

     The  methodology  for  calculating  the  net  asset  value,  dividends  and distributions of the Fund's Class A, Class B, Class C and Class Y shares recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to the Fund's total assets, and then equally to each outstanding share within a given class. Such general expenses include (i) management fees, (ii) legal, bookkeeping and audit fees, (iii) printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, (iv) fees to Independent Trustees, (v) custodian expenses,
(vi) share issuance costs, (vii) organization and start-up costs, (viii) interest, taxes and brokerage commissions, and (ix) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (a) Distribution and Service Plan fees, (b) incremental transfer and shareholder servicing agent fees and expenses, (c) registration fees and (d) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to the Fund as a whole.

     None of the instructions described elsewhere in the Prospectus or Statement of Additional Information for the purchase, redemption, reinvestment, exchange, or transfer of shares of the Fund, the selection of classes of shares, or the reinvestment of dividends apply to Class Y shares. Clients of Class Y Sponsors must request their Sponsor to effect all transactions in Class Y shares on their behalf.


DETERMINATION OF NET ASSET VALUE PER SHARE. The net asset values per share of Class A, Class B, Class C and Class Y shares of the Fund are determined as of the close of business of The New York Stock Exchange (the "Exchange") on each day that the Exchange is open, by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual holiday announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days. The Fund may invest a portion of its assets in foreign securities primarily listed on foreign exchanges which may trade on Saturdays or customary U.S. business holidays on which the Exchange is closed. Because the Fund's price and net asset value will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

      The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities, generally as follows:

      (i) equity securities traded on a U.S. securities exchange or on the Automated Quotation System ("NASDAQ") of the Nasdaq Stock Market, Inc. for which last sale information is regularly reported are valued at the last reported sale price on the principal exchange for such security or NASDAQ that day (the "Valuation Date") or, in the absence of sales that day, at the last reported sale price preceding the Valuation Date if it is within the spread of the closing "bid" and "asked" prices on the Valuation Date or, if not, the closing "bid" price on the Valuation Date;

      (ii) equity securities traded on a foreign securities exchange are valued generally at the last sales price available to the pricing service approved by the Fund's Board of Trustees or to the Manager as reported by the principal exchange on which the security is traded at its last trading session on or immediately preceding the Valuation Date, or, if unavailable, at the mean between "bid" and "asked" prices obtained from the principal exchange or two active market makers in the security on the basis of reasonable inquiry;

      (iii) a non-money market fund will value (x) debt instruments that had a maturity of more than 397 days when issued, (y) debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity in excess of 60 days , and (z) non-money market type debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of sixty days or less, at the mean between "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or, if unavailable, obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry;

      (iv) money market-type debt securities held by a non-money market fund that had a maturity of less than 397 days when issued and have a remaining maturity of 60 days or less , and debt instruments held by a money market fund that have a remaining maturity of 397 days or less , shall be valued at cost, adjusted for amortization of premiums and accretion of discount; and

      (v)   securities    (including    restricted    securities)   not   having
      readily-available market quotations are valued at fair value determined under the Board's procedures.

      If the Manager is unable to locate two market makers willing to give quotes (see (ii) and (iii) above), the security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available) provided that the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect the current market value.


      Trading in securities on European and Asian exchanges and over-the-counter markets is normally completed before the close of The New York Stock Exchange. Events affecting the values of foreign securities traded in securities markets that occur between the time their prices are determined and the close of the Exchange will not be reflected in the Fund's calculation of net asset value unless the Board of Trustees or the Manager, under procedures established by the Board of Trustees, determines that the particular event would materially affect the Fund's net asset value, in which case an adjustment would be made. Foreign currency, including forward contracts, will be valued at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service. Foreign securities priced in a foreign currency as well as foreign currency reflect prevailing rates of exchange and have their value converted to U.S. dollars at the closing price in the London foreign exchange market as provided by a reliable bank, dealer or pricing service.

      In the case of U.S. Government Securities, mortgage-backed securities and corporate bonds, where last sale information is not generally available, such pricing procedures may include "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity, and other special factors involved. The Fund's Board of Trustees has authorized the Manager to employ a pricing service to price U.S. Government Securities, mortgage-backed securities, and foreign government and corporate bonds for which last sale information is not generally available. The Manager will monitor the accuracy of such pricing services which may include comparing prices used for portfolio evaluation to actual sales prices of selected securities.

      Puts, calls and Futures are valued at the last sales price on the principal exchange on which they are traded, or on NASDAQ as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, value shall be the last sale price on the preceeding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on NASDAQ on the valuation date, or, if not, value shall be the closing "bid" price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued at the mean between "bid" and "asked" prices obtained by the Manager from two active market makers (which in certain cases may be the "bid" price if no "asked" price is available).

      When the Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the call or put. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium; if the Fund enters into a closing purchase transaction, it will have a gain or loss depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of the premium paid by the Fund. In the case of foreign securities and corporate bonds, when last sale information is not generally available, such pricing procedures may include "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity and other special factors involved. The Manager may use pricing services approved by the Board of Trustees to price any of the types of securities described above. The Manager will monitor the accuracy of such pricing services, which may include comparing prices used for portfolio evaluation to actual sales prices of selected securities.

ACCOUNTLINK. When shares are purchased through AccountLink, each purchase must be at least $25.00. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy shares. Dividends will begin to accrue on such day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange that day, which is normally three days after the ACH transfer is initiated. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

REDUCED SALES CHARGES. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in the Prospectus because the Distributor or dealer or broker incurs little or no selling expenses. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in- law, brothers and sisters, sons- and daughters-in-law, siblings, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews.

      o THE OPPENHEIMER FUNDS. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and include the following:



 Limited-Term New York Municipal Fund

      Oppenheimer Bond Fund
      Oppenheimer Bond Fund for Growth
      Oppenheimer California Municipal Fund

      Oppenheimer Capital Appreciation Fund

      Oppenheimer  Champion Income Fund
      Oppenheimer Developing Markets Fund
      Oppenheimer Disciplined Allocation Fund
      Oppenheimer Disciplined Value Fund
      Oppenheimer Discovery Fund
      Oppenheimer Enterprise Fund

      Oppenheimer Equity Income Fund

      Oppenheimer Florida Municipal
 Fund
      Oppenheimer Global Fund

      Oppenheimer Global Growth & Income Fund
      Oppenheimer Gold & Special Minerals Fund

      Oppenheimer Growth Fund
      Oppenheimer High Yield Fund
      Oppenheimer Intermediate Municipal Fund
      Oppenheimer Insured Municipal Fund
      Oppenheimer International Bond Fund

      Oppenheimer International Growth Fund

      Oppenheimer International Small Company
Fund

      Oppenheimer LifeSpan Balanced Fund

      Oppenheimer LifeSpan Growth Fund

      Oppenheimer LifeSpan Income Fund

      Oppenheimer  Limited-Term Government Fund
      Oppenheimer Main Street California Municipal Fund
      Oppenheimer Main Street Income & Growth Fund
      Oppenheimer  MidCap Fund
      Oppenheimer Multiple Strategies Fund
      Oppenheimer Municipal Bond Fund
      Oppenheimer New Jersey Municipal Fund
      Oppenheimer New York Municipal Fund
      Oppenheimer Pennsylvania Municipal Fund
      Oppenheimer Quest Capital Value Fund, Inc.
      Oppenheimer Quest Global Value Fund, Inc.
      Oppenheimer Quest Growth & Income Value Fund
      Oppenheimer Quest Officers Value Fund
      Oppenheimer Quest Opportunity Value Fund
      Oppenheimer Quest Small Cap Value Fund, Inc.
      Oppenheimer Quest Value Fund, Inc.
      Oppenheimer Real Asset Fund
      Oppenheimer Strategic Income Fund
      Oppenheimer Total Return Fund, Inc.
      Oppenheimer U.S. Government Trust
      Rochester Fund Municipals



and the following "Money Market Funds":

      Oppenheimer Money Market Fund, Inc.
      Oppenheimer Cash Reserves
      Centennial Money Market Trust
      Centennial Tax Exempt Trust
      Centennial Government Trust
      Centennial  New York Tax Exempt  Trust
      Centennial  California  Tax Exempt Trust
      Centennial America Fund, L.P.

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except Money Market Funds (under certain circumstances described herein, redemption proceeds of Money Market Fund shares may be subject to a contingent deferred sales charge).


      o LETTERS OF INTENT. a Letter of Intent (referred to as a "Letter") is an investor's statement in writing to the Distributor of the intention to purchase Class A shares of the Fund or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period (the "Letter of Intent period"), which may, at the investor's request, include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter. A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase under the Letter will be made at the public offering price applicable to a single lump-sum purchase of shares in the intended purchase amount, as described in the Prospectus.


      In submitting a Letter, the investor makes no commitment to purchase shares, but if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases, as set forth in "Terms of Escrow," below (as those terms may be amended from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for such Letter of Intent, and if such terms are amended, as they may be from time to time by the Fund, that those amendments will apply automatically to existing Letters of Intent.

     For purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent, the Transfer Agent will not hold shares in escrow. If the intended purchase amount under the Letter entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of commissions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the applicable prospectus, the sales charges paid will be adjusted to the lower rate, but only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

      o TERMS OF ESCROW THAT APPLY TO LETTERS OF INTENT.

      1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the intended purchase amount specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. Such sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If such difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

      5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include (a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge, (b) Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and (c) Class A shares or Class B shares acquired in exchange for either (i) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (ii) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares," and the escrow will be transferred to that other fund.

ASSET BUILDER PLANS. To establish an Asset Builder Plan from a bank account, a check (minimum $25) for the initial purchase must accompany the application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in "How to Sell Shares" in the Prospectus. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use those accounts for monthly automatic purchases of shares of up to four other Oppenheimer funds. If you make payments from your bank account to purchase shares of the Fund, your bank account will be automatically debited normally four to five business days prior to the investment dates selected in the Account Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares resulting from delays in ACH transmissions.


      There is a front-end sales charge on the purchase of certain Oppenheimer funds, or a contingent deferred sales charge may apply to shares purchased by Asset Builder payments. An application should be obtained from the Distributor, completed and returned, and a prospectus of the selected fund(s) should be obtained from the Distributor or your financial advisor before initiating Asset Builder payments. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. a reasonable period (approximately 15 days) is required after the Transfer Agent's receipt of such instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering such plans at any time without prior notice.


CANCELLATION OF PURCHASE ORDERS. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

RETIREMENT PLANS. In describing certain types of employee benefit plans that may purchase Class A shares without being subject to the Class A contingent deferred sales charge, the term "employee benefit plan" means any plan or arrangement, whether or not "qualified" under the Internal Revenue Code, including, medical savings accounts, payroll deduction plans or similar plans in which Class A shares are purchased by a fiduciary or other person for the account of participants who are employees of a single employer or of affiliated employers, if the Fund account is registered in the name of the fiduciary or other person for the benefit of participants in the plan.


      The term "group retirement plan" means any qualified or non-qualified retirement plan (including 457 plans, SEPs, SARSEPs, 403(b) plans other than public school 403(b) plans, and SIMPLE plans) for employees of a corporation or a sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group or association has made special arrangements with the Distributor and all members of the group or association participating in or who are eligible to participate in the plan(s) purchase Class A shares of the Fund through a single investment dealer, broker, or other financial institution designated by the group. "Group retirement plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class A shares of the Fund through a single investment dealer, broker, or other financial institution, if that broker-dealer has made special arrangements with the Distributor enabling those plans to purchase Class A shares of the Fund at net asset value but subject to a contingent deferred sales charge.

      In addition to the discussion in the Prospectus relating to the ability of Retirement Plans to purchase Class A shares at net asset value in certain circumstances, there is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds by a Retirement Plan in the following cases:

      (i) the recordkeeping for the Retirement Plan is performed on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") and, on the date the plan sponsor signs the Merrill Lynch recordkeeping service agreement, the Retirement Plan has $3 million or more in assets invested in mutual funds other than those advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

      (ii) the  recordkeeping  for the  Retirement  Plan is performed on a daily valuation basis by an independent record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the Merrill Lynch record keeping service agreement, the Plan must have $3 million or more in assets, excluding assets held in money market funds, invested in Applicable Investments; or

      (iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the plan sponsor signs the Merrill Lynch record keeping service agreement.

      If a Retirement Plan's records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract or alliance arrangement with Merrill Lynch, and if on the date the plan sponsor signs the Merrill Lynch record keeping service agreement the Retirement Plan has less than $3 million in assets, excluding money market funds, invested in Applicable Investments, then the Retirement Plan may purchase only Class B shares of one or more of the Oppenheimer funds. Otherwise, the Retirement Plan will be permitted to purchase Class A shares of one or more of the Oppenheimer funds. Any of those Retirement Plans that currently invest in Class B shares of the Fund will have their Class B shares be converted to Class A shares of the Fund once the Plan's Applicable Investments have reached $5 million.

      Any redemptions of shares of the Fund held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch that are currently invested in Class B shares of the Fund shall not be subject to the Class B CDSC.


HOW TO SELL SHARES

      Information on how to sell shares of the Fund is stated in the Prospectus. The information below supplements the terms and conditions for redemptions set forth in the Prospectus.

      o INVOLUNTARY REDEMPTIONS. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of the shares has fallen below the stated minimum solely as a result of market fluctuations. Should the Board elect to exercise this right, it may also fix, in accordance with the Investment Company Act, the requirements for any notice to be given to the shareholders in question (not less than 30 days), or the Board may set requirements for granting permission to the shareholder to increase the investment, and set other terms and conditions so that the shares would not be involuntarily redeemed.

      o PAYMENTS "IN KIND". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share" and that valuation will be made as of the time the redemption price is determined.

REINVESTMENT PRIVILEGE. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of (i) Class A shares that were purchased subject to an initial sales charge or Class A contingent deferred sales charge, which was paid, or (ii) Class B shares that were subject to the Class B contingent deferred sales charge when redeemed. This privilege does not apply to Class C or Class Y shares. The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below, at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Distributor for that privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

TRANSFERS OF SHARES. Shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity (whether the transfer occurs by absolute assignment, gift or bequest, not involving, directly or indirectly, a public sale). The transferred shares will remain subject to the contingent deferred sales charge, calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder. If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B and Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

DISTRIBUTIONS FROM RETIREMENT PLANS. Requests for distributions from OppenheimerFunds- sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans, or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must: (i) state the reason for the distribution; (ii) state the owner's awareness of tax penalties if the distribution is premature; and (iii) conform to the requirements of the plan and the Fund's other redemption requirements. Participants other than self- employed persons maintaining a plan account in their own name in OppenheimerFunds-sponsored prototype pension or profit-sharing or 401(k) plans may not directly redeem or exchange shares held for their account under those plans. The employer or plan administrator must sign the request. Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, the Trustee and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

SPECIAL ARRANGEMENTS FOR REPURCHASE OF SHARES FROM DEALERS AND BROKERS. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. The shareholder should contact the broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives the order placed by the dealer or broker, except that if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes (normally, that is 4:00 P.M., but may be earlier on some days) and the order was transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.). Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form, with the signature(s) of the registered owners guaranteed on the redemption document as described in the Prospectus.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (minimum $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record and sent to the address of record for the account (and if the address has not been changed within the prior 30 days). Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis. Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the OppenheimerFunds New Account Application or signature-guaranteed instructions. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the date selected in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly. The Fund cannot guarantee receipt of a payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular
additional  Class  A  share  purchases  while   participating  in  an  Automatic
Withdrawal Plan. Class B and Class C shareholders should not establish withdrawal plans, because of the imposition of the contingent deferred sales charges on such withdrawals (except where the Class B and Class C contingent deferred sales charges are waived as described in the Prospectus under "Waivers of Class B and Class C Sales Charges".

     By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions applicable to such plans, as stated below, as well as in the Prospectus. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, such amendments will automatically apply to existing Plans.

      o AUTOMATIC EXCHANGE PLANS. Shareholders can authorize the Transfer Agent (on the OppenheimerFunds Application or signature-guaranteed instructions) to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

      o AUTOMATIC WITHDRAWAL PLANS. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first and shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under such plans should not be considered as a yield or income on your investment. It may not be desirable to purchase additional Class A shares while making automatic withdrawals because of the sales charges that apply to purchases when made. Accordingly, a shareholder normally may not maintain an Automatic Withdrawal Plan while simultaneously making regular purchases of Class A shares.

      The Transfer Agent will administer the investor's Automatic Withdrawal Plan (the "Plan") as agent for the investor (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Transfer Agent nor the Fund shall incur any liability to the Planholder for any action taken or omitted by the Transfer Agent in good faith to administer the Plan. Certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Redemptions of shares needed to make withdrawal payments will be made at the net asset value per share determined on the redemption date. Checks or AccountLink payments of the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment (receipt of payment on the date selected cannot be guaranteed), according to the choice specified in writing by the Planholder.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time in mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds to the Planholder.


      The Plan may be terminated at any time by the Planholder by writing to the Transfer Agent. a Plan may also be terminated at any time by the Transfer Agent upon receiving directions to that effect from the Fund. The Transfer Agent will also terminate a Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed from the account will be held in uncertificated form in the name of the Planholder, and the account will continue as a dividend- reinvestment, uncertificated account unless and until proper instructions are received from the Planholder or his or her executor or guardian, or other authorized person.

      To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop because of exhaustion of uncertificated shares needed to continue payments. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

     If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

HOW TO EXCHANGE SHARES


      As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of the Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. Shares of Oppenheimer funds that have a single Class without a class designation are deemed "Class A" shares for this purpose. All of the Oppenheimer funds offer Class A Class B and Class C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust and Centennial America Fund, L.P., which only offer Class A shares and Oppenheimer Main Street California Tax- Exempt Fund, which only offers Class A and Class B shares (Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds sponsored 401(k) plans). A current list showing which funds offer which class can be obtained by calling the Distributor at 1-800-525-7048.


      For accounts established on or before March 8, 1996 holding Class M shares of Oppenheimer Bond Fund for Growth, Class M shares can be exchanged only for Class A shares of other Oppenheimer funds. Exchanges to Class M shares of Oppenheimer Bond Fund for Growth are permitted from Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves that were acquired by exchange from Class M shares. Otherwise no exchanges of any class of any Oppenheimer fund into Class M shares are permitted.

      Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any Money Market Fund. Shares of any Money Market Fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge (or, if applicable, may be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge). However, shares of Oppenheimer Money Market Fund, Inc., purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 12 months prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge, whichever is applicable. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased, and if requested, must supply proof of entitlement to this privilege.
      Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 12 months of the end of the calendar month of the initial purchase of the exchanged Class A shares (18 months if the shares were initially purchased prior to May 1, 1997), the Class A contingent deferred sales charge is imposed on the redeemed shares (see "Class A Contingent Deferred Sales Charge" in the Prospectus. The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

      When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or the Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. SHAREHOLDERS OWNING SHARES OF MORE THAN ONE CLASS MUST SPECIFY WHETHER THEY INTEND TO EXCHANGE CLASS A, CLASS B OR CLASS C SHARES.

      The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege. In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      When exchanging shares by telephone, a shareholder must either have an existing account in, or obtain and acknowledge receipt of a prospectus of, the fund to which the exchange is to be made. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans, Automatic Withdrawal Plans and retirement plan contributions will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund).

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks, and a shareholder should assure that the Fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

DIVIDENDS, CAPITAL GAINS AND TAXES

DIVIDENDS AND DISTRIBUTIONS. Dividends will be payable on shares held of record at the time of the previous determination of net asset value. The Fund intends to pay any dividends annually. Dividends on newly purchased shares will not be declared or paid until such time as Federal Funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Dividends will be declared on shares repurchased by a dealer or broker for four business days following the trade date (i.e., to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds. However, the investment objective of the Fund is total return and not income generation. Consequently, the amount of dividends distributed by the Fund is expected to be small.

      Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc., as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds.

      The amount of a class's distributions may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class, as described in "Alternative Sales Arrangements -- Class A, Class B and Class C Shares," above. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A or Class Y shares as a result of the asset-based sales charges on Class B and Class C shares, and Class B and Class C dividends will also differ in amount as a consequence of any difference in net asset value between the classes.


TAX STATUS OF THE FUND'S DIVIDENDS AND DISTRIBUTIONS. The Federal tax treatment of the Fund's dividends and capital gains distributions is explained in the Prospectus under the caption "Dividends, Capital Gains and Taxes." Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. In addition, the amount of dividends paid by the Fund which may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from its portfolio investments that the Fund has held for a minimum period, usually 46 days either before or immediately after the Fund becomes entitled to the dividend. a corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. The Fund qualified as a regulated investment company in its last fiscal year, and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests relating to qualification which the Fund might not meet in any particular year. For example, if the Fund derives 30% or more of its gross income during its current taxable year from the sale of securities held less than three months, it may fail to qualify for that year (see "Tax Aspects of Covered Calls and Hedging Instruments," above). If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and receive no tax deduction for payments of dividends and distributions made to shareholders. This 30% "short-short" test will no longer apply for the Fund's tax years beginning on or after April 1, 1998.


      Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year, or else the Fund must pay an excise tax on the amounts not distributed. While it is presently anticipated that the Fund will meet those requirements, the Fund's Board of Trustees and the Manager might determine in a particular year that it would be in the best interest of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

DIVIDEND REINVESTMENT IN ANOTHER FUND. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed in "Reduced Sales Charges," above, at net asset value without a sales charge. To elect this option, a shareholder must notify the Transfer Agent in writing and either have an existing account in the fund selected for reinvestment or must obtain a prospectus for that fund and an application from the Distributor to establish an account. The investment will be made at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. Dividends and/or distributions from shares of other Oppenheimer funds may be invested in shares of this Fund on the same basis.

ADDITIONAL INFORMATION ABOUT THE FUND

THE CUSTODIAN. The Bank of New York is the Custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities, collecting income on the portfolio securities and handling the delivery of such securities to and from the Fund. The Manager has represented to the Fund that the banking relationships between The Manager and the Custodian have been and will continue to be unrelated to and unaffected by the relationship between the Fund and the Custodian. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Fund's cash balances with the Custodian in excess of $100,000 are not protected by Federal deposit insurance. Such uninsured balances at times may be substantial.

INDEPENDENT AUDITORS. The independent auditors of the Fund audit the Manager's and the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates. -3-

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------


================================================================================
The Board of Trustees and Shareholders of
Oppenheimer Real Asset Fund:


We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Real Asset Fund as of August 31, 1997, the related statement of operations, the statement of changes in net assets and the financial highlights for the period March 31, 1997 to August 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
           We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
           In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Oppenheimer Real Asset Fund at August 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with generally accepted accounting principles.



/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP


Denver, Colorado
September 22, 1997

--------------------------------------------------------------------------------
 Statement of Investments  August 31, 1997
--------------------------------------------------------------------------------

                                                             Face         Market Value
                                                             Amount       See Note 1
======================================================================================
Mortgage-Backed Obligations--41.8%
--------------------------------------------------------------------------------------
Government Agency--40.3%
--------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
Interest-Only Stripped Mtg.-Backed Security,
Series 180, 13.484%, 10/1/26(1)                               $ 1,610,078  $   534,345
Principal-Only Stripped Mtg.-Backed Security,
Series 179, 3.862%, 9/1/26(2)                                     983,504      715,346
--------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5.89%, 5/21/98                                                  6,500,000    6,510,790
6.03%, 7/7/99                                                   1,990,000    1,990,020
6.07%, 7/1/99                                                   1,220,000    1,219,427
6.29%, 5/7/99                                                   8,480,000    8,512,665
Gtd. Real Estate Mtg. Investment Conduit Pass-Through
Certificates, Trust 1996-64, Cl. PB, 6.50%, 1/18/19             3,000,000    2,995,290
Interest-Only Stripped Mtg.-Backed Security:
Trust 1993-23, Cl. PN, 8.558%, 4/25/22(1)                       3,624,240    1,598,064
Trust 1997-3, 11.616%, 3/18/26(1)(3)                            3,424,713    1,159,051
Principal-Only Stripped Mtg.-Backed Security:
Trust 267, Cl. 1, 8.77%, 10/1/24(2)                               187,388      141,127
Trust 267, 8.736%, 10/1/24(2)                                     285,769      215,220
--------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security, Series 1997-5, Cl. PJ,
31.318%, 5/20/22(1)                                             2,442,142      503,310
                                                                           -----------
                                                                            26,094,655

--------------------------------------------------------------------------------------
Private--1.5%
--------------------------------------------------------------------------------------
Resolution Trust Corp., Commercial Mtg. Pass-Through
Certificates, Series 1994-C2, Cl. G, 8%, 4/25/25                  969,579      965,186
                                                                           -----------
Total Mortgage-Backed Obligations (Cost $27,077,780)                        27,059,841

======================================================================================
U.S. Government Obligations--10.9%
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.82%, 6/16/98(4) (Cost $7,101,709)     7,100,000    7,101,420

======================================================================================
Structured Notes--39.8%
--------------------------------------------------------------------------------------
AIG International, Inc., Goldman Sachs Commodity Total
Return Index Leveraged-Linked Nts., 5.875%, 6/29/98(5)          6,000,000    7,121,612
--------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale (New York Branch) CD
Leveraged-Linked Nts., 5.10%, 11/19/97 (linked to the
Goldman Sachs Commodity Index Excess Return Index)(5)           2,000,000    2,392,800
--------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale (New York Branch)
Goldman Sachs Excess Return Commodity Index Leveraged-Linked
Nts., 5.488%, 12/8/97(5)                                        1,250,000    1,325,250
--------------------------------------------------------------------------------------
Business Development Bank of Canada, Goldman Sachs Excess
Return Commodity Index Leveraged-Linked Commercial Paper,
5.40%, 12/22/97(5)                                              1,000,000    1,048,500


------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------

                                                                  Face              Market Value
                                                                  Amount            See Note 1
------------------------------------------------------------------------------------------------
Cargill Financial Services Corp., Commodity Option Leveraged-
Linked Trust Nts., Zero Coupon, 9/16/97(6)                       $ 2,000,000         $ 1,895,742
------------------------------------------------------------------------------------------------
Cargill Financial Services Corp., Goldman Sachs Commodity
Index Leveraged-Linked Nts., 5.469%, 12/4/97(5)                    7,000,000           6,864,668
------------------------------------------------------------------------------------------------
Daiwa Finance Corp. (New York), Daiwa Physical Commodity
Index Leveraged-Linked Nts., 4.625%, 12/18/97(7)(8)                5,000,000           5,147,000
                                                                                     -----------
Total Structured Notes (Cost $24,250,000)                                             25,795,572

================================================================================================
Repurchase Agreements--2.5%
------------------------------------------------------------------------------------------------
Repurchase agreement with J.P. Morgan Securities, Inc., 5.55%, dated 8/29/97, to be repurchased at $1,600,987 on 9/2/97,
collateralized by U.S. Treasury Bonds, 7.25%-11.25%, 2/15/03-
8/15/19, with a value of $1,526,590 and U.S. Treasury Nts.,
5.875%, 10/31/98, with a value of $106,970 (Cost $1,600,000)       1,600,000           1,600,000
------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $60,029,489)                          95.0%         61,556,833
------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                          5.0           3,218,730
                                                                   ---------         -----------
Net Assets                                                             100.0%        $64,775,563
                                                                   =========         ===========

1. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. 2. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon- bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. 3. Securities with an aggregate market value of $1,159,051 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements. 4. Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase. 5. Security is linked to the Goldman Sachs Commodity Index. The index is composed of the future price of twenty-two different commodities in five main commodity groups (energy, agriculture, livestock, industrial metals and precious metals) in rough proportion to the value of their production in the world economy. 6. Security is linked to a "Commodity Option Basket." The basket is composed of options of seventeen different commodities in five main commodity groups (energy, agriculture, livestock, industrial metals and precious metals). 7. Represents the current interest rate for a variable rate security. 8. Security is linked to the Daiwa Physical Commodity Excess Return Index which is calculated in the same manner as the Daiwa Physical Commodity Index (DPCI), but with a Treasury bill rate of zero. The DPCI is a passively managed index showing the total return from holding unleveraged long positions in futures contracts of physical commodities. Nineteen commodity markets representing five major commodity industry groups are included in the calculation of the DPCI. These five major commodity groups are: grains, metals, energy, livestock and food/fiber. See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
Statement of Assets and Liabilities August 31, 1997
--------------------------------------------------------------------------------


================================================================================
Assets
Investments, at value (cost $60,029,489)--
see accompanying statement                                         $ 61,556,833
--------------------------------------------------------------------------------
Cash                                                                     49,254
--------------------------------------------------------------------------------
Receivables:
Shares of beneficial interest sold                                    2,636,587
Interest and principal paydowns                                         609,717
--------------------------------------------------------------------------------
Deferred organization costs--Note 1                                      36,458
--------------------------------------------------------------------------------
Other                                                                     1,102
                                                                   ------------
Total assets                                                         64,889,951

================================================================================
Liabilities Payables and other liabilities:
Daily variation on futures contracts--Note 5                             49,464
Distribution and service plan fees                                       17,541
Transfer and shareholder servicing agent fees                            15,720
Shares of beneficial interest redeemed                                   13,640
Custodian fees                                                            6,665
Shareholder reports                                                       6,137
Other                                                                     5,221
                                                                   ------------
Total liabilities                                                       114,388

================================================================================
Net Assets                                                         $ 64,775,563
                                                                   ============

================================================================================
Composition of Net Assets
Paid-in capital                                                    $ 62,897,255
--------------------------------------------------------------------------------
Accumulated net investment income                                       537,526
--------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions               (274,569)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                            1,615,351
                                                                   ------------
Net assets                                                         $ 64,775,563
                                                                   ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $37,687,452 and 3,655,410 shares of beneficial interest outstanding) $10.31 Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price) $10.94

--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $16,470,980 and 1,603,798 shares of beneficial interest outstanding) $10.27

--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $10,616,100 and 1,034,992 shares of beneficial interest outstanding) $10.26

--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $1,031 and 100 shares of beneficial interest outstanding) $10.31

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
Statement of Operations For the Period Ended August 31, 1997(1)
--------------------------------------------------------------------------------


================================================================================
Investment Income
Interest                                                            $   789,466

================================================================================
Expenses
Management fees--Note 4                                                 130,525
--------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                  12,308
Class B                                                                  30,711
Class C                                                                  23,276
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                    40,346
--------------------------------------------------------------------------------
Registration and filing fees                                             15,382
--------------------------------------------------------------------------------
Shareholder reports                                                       7,888
--------------------------------------------------------------------------------
Custodian fees and expenses                                               6,665
--------------------------------------------------------------------------------
Legal and auditing fees                                                   1,419
--------------------------------------------------------------------------------
Trustees' fees and expenses                                                 471
--------------------------------------------------------------------------------
Other                                                                     6,188
                                                                    -----------
Total expenses                                                          275,179

================================================================================
Net Investment Income                                                   514,287

================================================================================
Realized and Unrealized Gain (Loss)
Net realized loss on:
Investments                                                            (204,721)
Closing of futures contracts                                            (68,371)
                                                                    -----------
Net realized loss                                                      (273,092)
--------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation
on investments                                                        1,615,351
                                                                    -----------
Net realized and unrealized gain                                      1,342,259
================================================================================
Net Increase in Net Assets Resulting from Operations                $ 1,856,546
                                                                    ===========

1. For the period from March 31, 1997 (commencement of operations) to August 31, 1997.
See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                    Period Ended
                                                                    August 31,
                                                                    1997(1)
================================================================================
Operations
Net investment income                                               $   514,287
--------------------------------------------------------------------------------
Net realized loss                                                      (273,092)
--------------------------------------------------------------------------------
Net change in unrealized appreciation                                 1,615,351
                                                                    -----------
Net increase in net assets resulting from operations                  1,856,546
================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial
interest transactions--Note 2:
Class A                                                              36,531,028
Class B                                                              16,023,891
Class C                                                              10,363,098
Class Y                                                                   1,000

================================================================================
Net Assets
Total increase                                                       64,775,563
--------------------------------------------------------------------------------
Beginning of period                                                          --
                                                                    -----------
End of period (including accumulated net investment
income of $537,526)                                                 $64,775,563
                                                                    ===========

1. For the period from March 31, 1997 (commencement of operations) to August 31, 1997.
See accompanying Notes to Financial Statements.

---------------------------------------------------------------------------------------------
Financial Highlights
---------------------------------------------------------------------------------------------

                                            Class A      Class B      Class C      Class Y
                                            ---------    ---------    ---------    ---------
                                            Period       Period       Period       Period
                                            Ended        Ended        Ended        Ended
                                            August 31,   August 31,   August 31,   August 31,
                                            1997(1)      1997(1)      1997(1)      1997(1)
=============================================================================================
Per Share Operating Data:
Net asset value, beginning of period        $ 10.00      $ 10.00      $ 10.00      $10.00
---------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                           .09          .07          .08         .20
Net realized and unrealized gain                .22          .20          .18         .11
                                            -------      -------      -------      -------
Total income from investment operations         .31          .27          .26         .31
---------------------------------------------------------------------------------------------
Net asset value, end of period              $ 10.31      $ 10.27      $ 10.26      $10.31
                                            =======      =======      =======      =======

=============================================================================================
Total Return, at Net Asset Value(2)            3.10%        2.70%        2.60%       3.10%

=============================================================================================
Ratios/Supplemental Data:
Net assets, end of period (in thousands)    $37,687      $16,471      $10,616      $    1
---------------------------------------------------------------------------------------------
Average net assets (in thousands)           $18,361      $ 7,388      $ 5,599      $    1
---------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                          4.27%        3.35%        3.34%       4.75%
Expenses                                       1.74%        2.56%        2.56%       1.57%
---------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                    38.9 %       38.9 %       38.9 %      38.9 %

1. For the period from March 31, 1997 (commencement of operations) to August 31, 1997. 2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended August 31, 1997 were $31,032,770 and $5,519,569, respectively. See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies
Oppenheimer Real Asset Fund (the Fund) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. Oppenheimer Real Asset Fund is a mutual fund that seeks to provide total return as its investment objective. The Fund's investment adviser is OppenheimerFunds, Inc. (the Adviser). The Sub-Adviser is Oppenheimer Real Asset Management, Inc. (the Manager or Sub-Adviser), a wholly owned subsidiary of the Adviser. OFI owns 8.18% of the net assets of the Fund as of August 31, 1997. The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Structured Notes. The Fund invests in commodity-linked structured notes whereby the market value and redemption price are linked to commodity indices. The structured notes are leveraged, which increases the Fund's exposure to commodities and increases the notes' volatility relative to the face value of the security. At August 31, 1997, the Fund owned such securities with a face amount of $24,250,000, which generated exposure to commodities of $74,274,362. Fluctuations in value of the security related to the commodity exposure are recorded as unrealized gains and losses in the accompanying financial statements. During the period ended August 31, 1997, the market value of these securities comprised an average of 40% of the Fund's net assets, and resulted in realized and unrealized gains of $1,335,377. The Fund also hedges a portion of the commodity exposure generated by these securities, as discussed in Note
5.
--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies (continued)
or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, and Gains and Losses. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. At August 31, 1997, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $187,000, which expires in 2005.
--------------------------------------------------------------------------------
Distributions to Shareholders. The Fund intends to declare dividends separately for Class A, Class B, Class C and Class Y shares from net investment income annually. Distributions from net realized gains on investments, if any, will be declared at least once each year.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


================================================================================
Organization Costs. The Adviser advanced $37,476 for organization and start-up costs of the Fund. Such expenses are being amortized over a five-year period from the date operations commenced. In the event that all or part of the Adviser's initial investment in shares of the Fund is withdrawn during the amortization period, by any holder thereof, the redemption proceeds will be reduced by the proportionate amount of the unamortized organization costs represented by the ratio that the number of shares redeemed bears to the number of initial shares outstanding at the time of such redemption.
--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
              During the period ended August 31, 1997, the Fund adjusted the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the period ended August 31, 1997, amounts have been reclassified to reflect an increase in accumulated net realized loss on investments of $1,477, an increase in accumulated net investment income of $23,239, and a decrease in paid-in capital of $21,762.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
              The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------


================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                                                 Period Ended August 31, 1997(1)
                                                 -------------------------------
                                                     Shares           Amount
--------------------------------------------------------------------------------
Class A:
Sold                                               4,102,350       $40,994,666
Redeemed                                            (446,940)       (4,463,638)
                                                   ---------       -----------
Net increase                                       3,655,410       $36,531,028
                                                   =========       ===========
--------------------------------------------------------------------------------
Class B:
Sold                                               1,629,263       $16,280,408
Redeemed                                             (25,465)         (256,517)
                                                   ---------       -----------
Net increase                                       1,603,798       $16,023,891
                                                   =========       ===========
--------------------------------------------------------------------------------
Class C:
Sold                                               1,071,035       $10,719,401
Redeemed                                             (36,043)         (356,303)
                                                   ---------       -----------
Net increase                                       1,034,992       $10,363,098
                                                   =========       ===========
--------------------------------------------------------------------------------
Class Y:
Sold                                                     100       $     1,000
                                                   ---------       -----------
Net increase                                             100       $     1,000
                                                   =========       ===========

1. For the period from March 31, 1997 (commencement of operations) to August 31, 1997.
================================================================================
3. Unrealized Gains and Losses on Investments

At August 31, 1997, net unrealized appreciation on investments of $1,527,344 was composed of gross appreciation of $1,889,980, and gross depreciation of $362,636.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


================================================================================
4. Management Fees and Other Transactions with Affiliates Management fees paid to the Adviser were in accordance with the investment advisory agreement with the Fund which provides for a fee of 1.0% of the first $200 million of average net assets, 0.90% of the next $200 million, 0.85% of the next $200 million, 0.80% of the next $200 million, and 0.75% of net assets in excess of $800 million. Under the Sub-Advisory Agreement, the Manager receives from the Adviser the following portions of the annual fees: 0.50% of the first $200 million of average net assets, 0.45% of the next $200 million, 0.425% of the next $200 million, 0.40% of the next $200 million, and 0.375% of net assets in excess of $800 million.
              For the period ended August 31, 1997, commissions (sales charges paid by investors) on sales of Class A shares totaled $437,358, of which $109,980 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Adviser, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $563,129 and $88,495, respectively, of which $7,968 was paid to an affiliated broker/dealer for Class B shares. During the period ended August 31, 1997, OFDI received contingent deferred sales charges of $847 and $1,580, respectively, upon redemption of Class B and Class C shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.
              OppenheimerFunds Services (OFS), a division of the Adviser, is the transfer and shareholder servicing agent for the Fund and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.
              The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------


================================================================================
4. Management Fees and Other Transactions with Affiliates (continued)
The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares, as compensation for sales commissions paid from its own resources at the time of sale and associated financing costs. OFDI also receives a service fee of 0.25% per year as compensation for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Fund, including amounts paid to brokers, dealers, banks and other financial institutions. Both fees are computed on the average annual net assets of Class
B and Class C shares, determined as of the close of each regular business day. During the period ended August 31, 1997, OFDI retained $27,304 and $21,022, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of August 31, 1997, OFDI had incurred unreimbursed expenses of $711,823 for Class B and $90,693 for Class C.
================================================================================
5. Futures Contracts

The Fund may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Fund may buy and sell commodity futures contracts, primarily to hedge the various commodity exposures inherent in its holdings of hybrid notes that are linked to commodity indices. The Fund may also buy or write put or call options on these futures contracts.
              The Fund generally sells futures contracts to hedge against increases in interest rates or decreases in commodity prices and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts without owning the underlying fixed-income security as an efficient or cost effective means to gain exposure to changes in interest rates or commodity prices. The Fund will then either purchase the underlying fixed-income security or close out the futures contract.
              Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


================================================================================
Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.
              Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.
              At August 31, 1997, the Fund had outstanding futures contracts to sell debt securities and commodities as follows:



                                                                   Unrealized
                           Expiration  Number of  Valuation as of  Appreciation
                           Date        Contracts  August 31, 1997 (Depreciation)
--------------------------------------------------------------------------------
COMMODITIES
Agriculture
Cocoa                      9/97         4          $    68,680      $ (8,000)
Coffee                     12/97        2              134,925       (14,925)
Corn                       12/97        1               13,463           238
Cotton                     9/97         7              254,450         8,050
Soybean                    11/97        1               31,275          (525)
Sugar                      10/97       15              194,880           717
Wheat                      12/97       13              256,100        (8,938)

Energy
Crude Oil                  9/97        42              823,620        27,240
Natural Gas                10/97       35              949,900        (4,900)
Unleaded Gas               10/97       30              771,372       (16,002)

Industrial Metals
Copper                     12/97        5              124,125            --

Livestock
Lean Hogs                  10/97       12              338,160        16,560
Live Cattle                10/97       21              564,480        30,880

Precious Metals
Gold 100 oz                12/97       40            1,309,600        88,400
Silver                     12/97       11              257,675        13,025

INDICES
Goldman Sachs
Commodities Index          9/97        75            3,675,000       (33,750)

TREASURIES
U.S. Treasury Nts., 5 yr.  9/97         7              747,250       (10,063)
                                                   -----------      --------
                                                   $10,514,955      $ 88,007
                                                   ===========      ========




                                  APPENDIX A
                      CORPORATE INDUSTRY CLASSIFICATIONS

Aerospace/Defense
Air Transportation
Auto Parts Distribution
Automotive
Beverages
Broadcasting
Building Materials
Cable Television
Chemicals
Computer Hardware
Computer Software
Conglomerates
Containers
Convenience Stores
Department Stores
Diversified Financial
Diversified Media
Drug Stores
Drug Wholesalers
Durable Household Goods
Education
Electric Utilities
Electrical Equipment
Electronics
Energy Services & Producers
Entertainment/Film
Environmental
Finance, Insurance and Real Estate
   National Commercial Banks
   State Commercial Banks
   Commercial Banks, NEC
   Savings Institution, Federally Chartered
   Savings Institutions, Not Federally
      Chartered
   Functions Related to Depository
      Banking, NEC
   Federal & Federally-Sponsored
      Credit Agencies
   Personal Credit Institutions
   Short-Term Business Credit Institutions
   Miscellaneous Business Credit
      Institutions
   Mortgage Bankers & Correspondence
   Foreign National Banks
   Foreign Commercial Banks
   Foreign-Sponsored Credit Institutions
   Asset-Backed Securities
   Finance Services
   Security & Commodity Brokers, Dealers,
      Exchanges & Services
   Security Brokers, Dealers & Flotation Cos.
   Investment Advice
   Life Insurance
   Accident & Health Insurance
   Fire, Marine & Casualty Insurance
   Insurance Carriers, NEC
   Insurance Agents, Brokers & Services
Food
Gas Transmission*
Gas Utilities*
Health Care/Drugs
Health Care/Supplies & Services
Homebuilders/Real Estate
Hotel/Gaming
Industrial Services
Leasing & Factoring
Leisure
Manufacturing
Mining
   Gold & Silver Ores
   Gold
   Silver Ores
   Miscellaneous Metal Ores
   Crude Petroleum Natural Gas
   Drilling Oil and Gas Wells
   Oil and Gas Field Exploration Services
Nondurable Household Goods
Paper
Publishing/Printing
Railroads
Restaurants
Shipping
Special Purpose Financial
Specialty Retailing
Steel
Supermarkets
Telecommunications - Technology
Telephone - Utility
Textile/Apparel
Tobacco
Toys
Trucking


*For purposes of the Fund's investment policy not to concentrate in securities of issuers in the same industry, gas utilities and gas transmission utilities each will be considered a separate industry.

INVESTMENT ADVISER
   OppenheimerFunds, Inc.
   Two World Trade Center
   New York, New York 10048-0203

DISTRIBUTOR
   OppenheimerFunds Distributor, Inc.
   Two World Trade Center
   New York, New York 10048-0203

TRANSFER AND SHAREHOLDER SERVICING AGENT
   OppenheimerFunds Services
   P.O. Box 5270
   Denver, Colorado 80217
   1-800-525-7048

CUSTODIAN OF PORTFOLIO SECURITIES
   The Bank of New York
   One Wall Street
   New York, New York 10015

INDEPENDENT AUDITORS
   Deloitte & Touche LLP
   555 Seventeenth Street
   Denver, Colorado 80202

LEGAL COUNSEL
   Myer, Swanson, Adams & Wolf, P.C.
   1600 Broadway
   Denver, Colorado 80202

SPECIAL COUNSEL
   Kramer, Levin, Naftalis, & Frankel
   919 Third Avenue
   New York, New York 10022












735SAI

                          OPPENHEIMER REAL ASSET FUND

                                   FORM N-1A

                                    PART C

                               OTHER INFORMATION


ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

(a)   Financial Statements:


      (1) Financial Highlights (See Part A): Filed herewith.


      (2) Report of Independent Auditors (See Part B): Filed herewith.


      (3) Statement of Investments (See Part B): Filed herewith.


      (4) Statement of Assets and Liabilities (See Part B): Filed herewith.


      (5) Statement of Operations: Filed herewith.

      (6) Statement of Changes in Net Asset Value: Filed herewith.

      (7) Notes to Financial Statements: Filed herewith.


(b)   EXHIBITS:


      (1) Registrant's Amended and Restated Declaration of Trust dated August 27, 1996: Filed with Post-Effective Amendment No. 1 (Reg. No. 333-14887) (9/18/97), to Registrant's registration statement, and incorporated herein by reference.


      (2)   By-Laws   dated   7/22/96:   Filed   with   Registrant's   Initial
Registration Statement  (Reg.  No.  333-14887),   10/15/96,  and  incorporated
herein by reference.

      (3) Not applicable.

      (4) (i) Specimen Class A Share Certificate: Filed with Registrant's Initial Registration Statement (Reg. No. 333-14887), 10/15/96, and incorporated herein by reference.

          (ii) Specimen Class B Share Certificate: Filed with Registrant's Initial Registration Statement (Reg. No. 333-14887), 10/15/96, and incorporated herein by reference.

            (iii)   Specimen   Class   C   Share   Certificate:   Filed   with
            Registrant's Initial Registration Statement (Reg. No. 333-14887), 10/15/96, and incorporated herein by reference.

          (iv) Specimen Class Y Share Certificate: Filed with Registrant's Initial Registration Statement (Reg. No. 333-14887), 10/15/96, and incorporated herein by reference.

      (5) (i) Investment Advisory Agreement dated 10/14/96: Filed with Registrant's Initial Registration Statement (Reg. No. 333-14887), 10/15/96, and incorporated herein by reference.


          (ii) Sub-Advisory Agreement dated 10/14/96: Filed with Post-Effective Amendment No. 1 (Reg. No. 333-14887) (9/18/97), to Registrant's registration statement, and incorporated herein by reference.

      (6) (i) General Distributor's Agreement dated 03/31/97: Filed with Post-Effective Amendment No. 1 (Reg. No. 333-14887) (9/18/97), to Registrant's registration statement, and incorporated herein by reference.


          (ii) OppenheimerFunds Distributor, Inc. Dealer Agreement: Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.


          (iii) OppenheimerFunds Distributor, Inc. Broker Agreement: Filed with Post- Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc.

            (Reg. No.

            33-17850), 9/30/94, and incorporated herein by reference.


          (iv) OppenheimerFunds Distributor, Inc. Agency Agreement: Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

          (v) Broker Agreement between OppenheimerFunds Distributor, Inc. and Newbridge Securities, Inc. dated October 1, 1986: Previously filed with Post-Effective Amendment No. 25 to the Registration Statement of Oppenheimer Growth Fund (Reg. No. 2-45272), 11/1/86, and refiled with Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94 pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

      (7) Not applicable.


      (8) Custodian Agreement dated 1/15/97 between Registrant and The Bank of New York: Filed with Post-Effective Amendment No. 1 (Reg. No. 333-14887) (9/18/97) to Registrant's registration statement, and incorporated herein by reference.


      (9) Not applicable.


     (10) Opinion and Consent of Counsel: Filed with Post-Effective Amendment No. 1 (Reg. No. 333-14887) (9/18/97) to Registrant's registration statement, and incorporated herein by reference.

     (11) Independent Auditors' Consent: Filed with Post-Effective Amendment No. 1 (Reg. No. 333-14887) (9/18/97) to Registrant's registration statement, and incorporated herein by reference.


      (12) Not applicable.

      (13)  Investment   Letter  from   OppenheimerFunds,   Inc.:  Filed  with
Registrant's Pre-Effective Amendment No. 1 (Reg. No. 333-14887), 2/5/97, and incorporated herein by reference.


      (14) (i) Form of prototype Standardized and Non-Standardized Profit-Sharing Plans and Money Purchase Plans for self-employed persons and corporations: Filed with Post- Effective Amendment No. 3 to the Registration Statement of Oppenheimer Global Growth & Income Fund (Reg. No. 33-23799), 1/31/92, and refiled with Post- Effective Amendment No. 7 to the Registration Statement of Oppenheimer Global Growth & Income Fund (Reg. No. 33-23799), 12/1/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.


          (ii) Form of Individual Retirement Account Trust Agreement: Previously filed with Post-Effective Amendment No. 21 to the Registration Statement of Oppenheimer U.S. Government Trust (Reg. No. 2-76645), 8/25/93 and incorporated herein by reference.

          (iii) Form of Tax Sheltered Retirement Plan and Custody Agreement for employees of public schools and tax-exempt organizations: Previously filed with Post-Effective Amendment No. 47 to the Registration Statement of Oppenheimer Growth Fund (Reg. No. 2-45272), 10/21/94, and incorporated herein by reference.


          (iv) Form of Simplified Employee Pension IRA: Previously filed with Post-Effective Amendment No. 42 to the Registration Statement of Oppenheimer Equity Income Fund (Reg. No. 2-33043), 10/28/94, and incorporated herein by reference.


          (v) Form of Prototype 401(k) Plan: Previously filed with Post-Effective Amendment No. 7 to the Registration Statement of Oppenheimer Strategic Income & Growth Fund (Reg. No. 33-47378), 9/28/95, and incorporated herein by reference.


      (15)  (i) Service Plan and  Agreement for Class A shares under Rule 12b-1:
            Filed with Post-Effective Amendment No. 1 (Reg. No. 333-14887) (9/18/97) to Registrant's registration statement, and incorporated herein by reference.

          (ii) Distribution and Service Plan and Agreement for Class B shares under Rule 12b-1: Filed with Post-Effective Amendment No. 1 (Reg. No. 333-14887) (9/18/97) to Registrant's registration statement, and incorporated herein by reference. (iii) Distribution and Service Plan and Agreement for Class C shares under Rule 12b-1: Filed with
          Post-Effective Amendment No. 1 (Reg. No. 333-14887) (9/18/97) to Registrant's registration statement, and incorporated herein by reference.

      (16) Performance Data Computation Schedule: Filed herewith.


      (17) (i) Financial Data Schedule for Class A shares for fiscal year ended 8/31/97: Filed herewith.

            (ii) Financial Data Schedule for Class B shares for fiscal year ended 8/31/97: Filed herewith.

            (iii) Financial Data Schedule for Class C shares for fiscal year ended 8/31/97: Filed herewith.

            (iv) Financial Data Schedule for Class Y shares for fiscal year ended 8/31/97: Filed herewith.

      (18) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 dated 10/24/95: Previously filed with Post-Effective Amendment No. 12 to the Registration Statement of Oppenheimer
California Tax-Exempt Fund (Reg. No. 33-23566), 11/1/95, and incorporated herein by reference.

      --    Powers of Attorney.

ITEM 25.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


      None


ITEM 26.   NUMBER OF HOLDERS OF SECURITIES

                                    NUMBER OF
                                 RECORD HOLDERS

TITLE OF CLASS                   AS OF NOVEMBER 1, 1997

Class A Shares of Beneficial Interest            3,486
Class B Shares of Beneficial Interest      1,955
Class C Shares of Beneficial Interest         758
Class Y Shares of Beneficial Interest                  1


ITEM 27.   INDEMNIFICATION

      Reference is made to the provisions of Article Seventh of Registrant's Declaration of Trust filed as Exhibit 24(b)(1) to this Registration Statement.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 28.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

      (a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 28(b) below.

      (b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.


NAME AND CURRENT POSITION WITH         OTHER BUSINESS AND CONNECTIONS
OPPENHEIMERFUNDS, INC. ("OFI")         DURING THE PAST TWO YEARS


Mark J.P. Anson,
Vice President                         Vice  President  of  Oppenheimer   Real
                                       Asset   Management,   Inc.   ("ORAMI");
                                       formerly Vice
                                       President  of  Equity   Derivatives  at
                                       Salomon Brothers,
                                       Inc.

Peter M. Antos,

Senior Vice President                  An officer and/or portfolio  manager of
                                       certain  Oppenheimer funds; a Chartered
                                       Financial Analyst;
                                       Senior Vice  President  of  HarbourView
                                       Asset
                                       Management                  Corporation
                                       ("HarbourView"); prior to
                                       March,  1996 he was the  senior  equity
                                       portfolio
                                       manager for the  Panorama  Series Fund,
                                       Inc. (the
                                       "Company")  and other  mutual funds and
                                       pension
                                       funds  managed  by  G.R.  Phelps &  Co.

                                       Inc. ("G.R.
                                       Phelps"), the Company's former investment
                                       adviser,   which  was  a  subsidiary   of
                                       Connecticut    Mutual   Life    Insurance
                                       Company;   was   also   responsible   for
                                       managing the common stock department and common stock investments of Connecticut Mutual Life Insurance Co.

Lawrence Apolito,
Vice President                         None.

Victor Babin,
Senior Vice President                  None.

Bruce Bartlett,
Vice President                         An officer and/or portfolio  manager of
                                       certain  Oppenheimer funds.  Formerly a
                                       Vice President and
                                       Senior  Portfolio  Manager  at First of
                                       America
                                       Investment Corp.


Beichert, Kathleen                     None.


Rajeev Bhaman,
Assistant Vice President               Formerly Vice  President  (January 1992
                                       -  February,  1996) of  Asian  Equities
                                       for Barclays de Zoete Wedd,
                                       Inc.

Robert J. Bishop,

Vice President                         Vice  President  of Mutual Fund
                                       Accounting   (since   May   1996);   an
                                       officer of other Oppenheimer funds;
                                       formerly an  Assistant  Vice  President
                                       of OFI/Mutual
                                       Fund Accounting  (April 1994-May 1996),
                                       and a Fund
                                       Controller for OFI.


George C. Bowen,

Senior Vice President & Treasurer
                                       Vice  President  (since  June 1983) and
                                       Treasurer   (since   March   1985)   of
                                       OppenheimerFunds Distributor, Inc.
                                       (the   "Distributor") ; Vice
                                       President  (since October
                                       1989) and Treasurer  (since April 1986)
                                       of
                                       HarbourView;   Senior  Vice  President
                                       (since February
                                       1992),  Treasurer  (since July 1991)and
                                       a director (since
                                       December     1991)    of    Centennial;
                                       President, Treasurer
                                       and a director  of  Centennial  Capital
                                       Corporation
                                       (since June 1989);  Vice  President and
                                       Treasurer
                                       (since   August  1978)  and   Secretary
                                       (since April 1981)
                                       of Shareholder Services,  Inc. ("SSI");
                                       Vice President,
                                       Treasurer and Secretary of  Shareholder
                                       Financial
                                       Services,   Inc.   ("SFSI")
                                       (since November 1989);
                                       Treasurer  of  Oppenheimer  Acquisition
                                       Corp. ("OAC")
                                       (since   June   1990);   Treasurer   of
                                       Oppenheimer
                                       Partnership   Holdings,   Inc.   (since
                                       November 1989);
                                       Vice  President  and Treasurer of ORAMI
                                       Advisers.(since July
                                       1996);    Chief   Executive    Officer,
                                       Treasurer and a
                                       director   of   MultiSource   Services,
                                       Inc., a broker-dealer
                                       (since  December  1995);  an officer of
                                       other
                                       Oppenheimer funds.


Scott Brooks,
Vice President                         None.

Susan Burton,
Assistant Vice President               None.

Adele Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division          Formerly  Assistant  Vice  President of
                                       Rochester Fund Services, Inc.

Michael Carbuto,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds; Vice President of Centennial.

Ruxandra Chivu,
Assistant Vice President               None.

H.D. Digby Clements,
Assistant Vice President:
Rochester Division                     None.

O. Leonard Darling,
Executive Vice President               Trustee  (1993 - present)  of  Awhtolia
                                       College - Greece.

Robert A. Densen,
Senior Vice President                  None.

Sheri Devereux,
Assistant Vice President               None.

Robert Doll, Jr.,
Executive
Vice President &
Director                               An officer  and/or  portfolio  manager of
                                       certain Oppenheimer funds.
John Doney,
Vice President                         An  officer  and/or  portfolio
                                       manager of certain Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,

General Counsel and Director           Executive   Vice
                                       President  (since  September 1993), and
                                       a director  (since January 1992) of the
                                       Distributor;
                                       Executive Vice President,
                                       General Counsel and a
                                       director  of  HarbourView,   SSI,  SFSI
                                       and Oppenheimer
                                       Partnership   Holdings,    Inc.   since
                                       (September 1995)
                                       and  MultiSource   Services,   Inc.  (a
                                       broker-dealer)
                                       (since  December  1995);  President and
                                       a director of
                                       Centennial   (since   September  1995);
                                       President and a
                                       director  of ORAMI  (since  July 1996);
                                       General
                                       Counsel    (since    May    1996)   and
                                       Secretary  (since  April  1997) of OAC;
                                       Vice President of OppenheimerFunds
                                       International,    Ltd.   ("OFIL")   and
                                       Oppenheimer
                                       Millennium  Funds  plc  (since  October
                                       1997);  an
                                       officer of other Oppenheimer funds.


George Evans,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Edward Everett,
Assistant Vice President               None.

Scott Farrar,

Vice President                         Assistant  Treasurer of
                                       Oppenheimer  Millennium  Funds
                                       plc (since  October  1997);  an officer
                                       of other
                                       Oppenheimer    funds;    formerly    an
                                       Assistant Vice
                                       President    of     OFI/Mutual     Fund
                                       Accounting (April
                                       1994-May  1996),  and a Fund Controller
                                       for OFI.


Leslie A. Falconio,
Assistant Vice President               None.

Katherine P. Feld,

Vice President and Secretary           Vice  President  and  Secretary  of the
                                       Distributor;  Secretary of HarbourView,
                                       MultiSource and
                                       Centennial;  Secretary,  Vice President
                                       and Director of
                                       Centennial  Capital  Corporation;  Vice
                                       President and
                                       Secretary  of ORAMI.


Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division                     An officer,  Director and/or  portfolio
                                       manager of certain  Oppenheimer  funds;
                                       Presently he holds the
                                       following  other  positions:   Director
                                       (since 1995) of ICI
                                       Mutual  Insurance   Company;   Governor
                                       (since 1994) of
                                       St.  John's  College;  Director  (since
                                       1994 - present) of
                                       International  Museum of Photography at
                                       George
                                       Eastman  House;  Director  (since 1986)
                                       of GeVa
                                       Theatre.    Formerly    he   held   the
                                       following positions:
                                       formerly,  Chairman  of the  Board  and
                                       Director of
                                       Rochester   Fund   Distributors,   Inc.
                                       ("RFD"); President
                                       and  Director  of  Fielding  Management
                                       Company, Inc.
                                       ("FMC");   President  and  Director  of
                                       Rochester Capital
                                       Advisors,   Inc.   ("RCAI");   Managing
                                       Partner of
                                       Rochester   Capital   Advisors,   L.P.,
                                       President and
                                       Director of  Rochester  Fund  Services,
                                       Inc. ("RFS");
                                       President  and  Director  of  Rochester
                                       Tax Managed
                                       Fund,  Inc.;  Director (1993 - 1997) of
                                       VehiCare Corp.;
                                       Director (1993 - 1996) of VoiceMode.

John Fortuna,
Vice President                         None.

Patricia Foster,
Vice President                         Formerly   she   held   the   following
                                       positions:   An   officer   of  certain
                                       Oppenheimer funds (May, 1993 - January,
                                       1996);  Secretary of Rochester  Capital
                                       Advisors, Inc.
                                       and  General  Counsel  (June,   1993  -
                                       January 1996) of
                                       Rochester Capital Advisors, L.P.

Jennifer Foxson,
Assistant Vice President               None.

Paula C. Gabriele,
Executive Vice President               Formerly,       Managing       Director
                                       (1990-1996) for  Bankers Trust Co.

Robert G. Galli,
Vice Chairman                          Trustee    of   the   New    York-based
                                       Oppenheimer   Funds.    Formerly   Vice
                                       President and General Counsel of
                                       Oppenheimer Acquisition Corp.

Linda Gardner,
Vice President                         None.


Alan Gilston,
Vice President                         Formerly  Vice  President  for Schroder
                                       Capital Management International.


Jill Glazerman,
Assistant Vice President               None.


Jeremy Griffiths,
Chief Financial Officer Currently a Member and Fellow of the Institute of Chartered Accountants; formerly an accountant for Arthur Young (London, U.K.).


Robert Grill,
Vice President                         Formerly  Marketing  Vice President for
                                       Bankers  Trust   Company   (1993-1996);
                                       Steering Committee Member,
                                       Subcommittee   Chairman   for  American
                                       Savings
                                       Education Council (1995-1996).

Caryn Halbrecht,
Vice President                         An officer and/or portfolio  manager of
                                       certain  Oppenheimer  funds;   formerly
                                       Vice President of Fixed
                                       Income Portfolio  Management at Bankers
                                       Trust.

Elaine T. Hamann,
Vice President                         Formerly  Vice  President   (September,
                                       1989 - January,  1997) of Bankers Trust
                                       Company.

Glenna Hale,
Director of Investor Marketing         Formerly,  Vice  President  (1994-1997)
                                       of   Retirement   Plans   Services  for
                                       OppenheimerFunds Services.

Thomas B. Hayes,
Assistant Vice President               None.

Barbara Hennigar,
Executive Vice President and
Chief Executive Officer of
OppenheimerFunds Services,
a division of the Manager              President   and   Director   of   SFSI;
                                       President and Chief  executive  Officer
                                       of SSI.

Dorothy Hirshman,                      None.
Assistant Vice President

Alan Hoden,
Vice President                         None.

Merryl Hoffman,
Vice President                         None.


Nicholas Horsley,
Vice President                         Formerly a Senior  Vice  President  and
                                       Portfolio  Manager for Warburg,  Pincus
                                       Counsellors, Inc. (1993-
                                       1997),  Co-manager  of Warburg,  Pincus
                                       Emerging
                                       Markets    Fund    (12/94   -   10/97),
                                       Co-manager Warburg,
                                       Pincus  Institutional  Emerging Markets
                                       Fund -Emerging  Markets Portfolio (8/96
                                       - 10/97), Warburg
                                       Pincus   Japan  OTC   Fund,   Associate
                                       Portfolio Manager
                                       of Warburg Pincus  International Equity
                                       Fund,
                                       Warburg  Pincus  Institutional  Fund  -
                                       Intermediate
                                       Equity  Portfolio,  and Warburg  Pincus
                                       EAFE Fund.


Scott T. Huebl,
Assistant Vice President               None.

Richard Hymes,
Assistant Vice President               None.

Jane Ingalls,
Vice President                         None.

Byron Ingram,
Assistant Vice President               None.
Ronald Jamison,
Vice President                         Formerly  Vice  President and Associate
                                       General     Counsel    at    Prudential
                                       Securities, Inc.

Frank Jennings,
Vice President                         An officer and/or portfolio  manager of
                                       certain Oppenheimer funds;  formerly, a
                                       Managing Director of
                                       Global   Equities  at  Paine   Webber's
                                       Mitchell Hutchins division.

Thomas W. Keffer,
Senior Vice President                  Formerly   Senior   Managing   Director
                                       (1994 - 1996) of Van Eck Global.

Avram Kornberg,
Vice President                         None.

Joseph Krist,
Assistant Vice President               None.

Paul LaRocco,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds; formerly, a Securities Analyst for Columbus Circle Investors.

Michael Levine,
Assistant Vice President               None.

Shanquan Li,

Assistant Vice President               Director   of   Board   (since   2/96),
                                       Chinese  Finance   Society;   formerly,
                                       Chairman (11/94-2/96), Chinese
                                       Finance    Society;     and    Director
                                       (6/94-6/95), Greater
                                       China Business Networks .


Stephen F. Libera,
Vice President                         An  officer  and/or  portfolio  manager
                                       for  certain   Oppenheimer   funds;   a
                                       Chartered Financial Analyst; a
                                       Vice  President of  HarbourView;  prior
                                       to March 1996,
                                       the senior bond  portfolio  manager for
                                       Panorama
                                       Series Fund Inc.,  other  mutual  funds
                                       and pension
                                       accounts managed by G.R.  Phelps;  also
                                       responsible for
                                       managing   the   public    fixed-income
                                       securities
                                       department at  Connecticut  Mutual Life
                                       Insurance Co.

Mitchell J. Lindauer,
Vice President                         None.

David Mabry,
Assistant Vice President               None.

Steve Macchia,
Assistant Vice President               None.

Bridget Macaskill,
President, Chief Executive Officer

and Director                           Chief
                                       Executive   Officer  (since   September
                                       1995);  President  and director  (since
                                       June 1991) of
                                       HarbourView;  Chairman  and a  director
                                       of SSI (since
                                       August  1994),   and  SFSI   (September
                                       1995); President
                                       (since  September  1995) and a director
                                       (since October
                                       1990) of OAC;  President (since September
                                       1995)  and  a  director  (since  November
                                       1989)    of    Oppenheimer    Partnership
                                       Holdings,   Inc.  ,  a  holding   company
                                       subsidiary  of OFI; a  director  of ORAMI
                                       (since  July  1996)  ;  President  and  a
                                       director (since October 1997) of OFIL, an
                                       offshore  fund manager  subsidiary of OFI
                                       and  Oppenheimer   Millennium  Funds  plc
                                       (since October 1997); President and a director of other Oppenheimer funds; a director of the NASDAQ Stock Market, Inc.
                                       and of  Hillsdown  Holdings  plc (a  U.K.
                                       food company); formerly an Executive Vice
                                       President of OFI.


Wesley Mayer,
Vice President                         Formerly Vice President (January,  1995
                                       - June,  1996)  of  Manufacturers  Life
                                       Insurance Company.

Loretta McCarthy,
Executive Vice President               None.

Kevin McNeil,
Vice President                         Treasurer  (September,  1994 - present)
                                       for    the    Martin     Luther    King
                                       Multi-Purpose Center (non-profit
                                       community organization);  Formerly Vice
                                       President
                                       (January,   1995  -  April,  1996)  for
                                       Lockheed Martin
                                       IMS.

Tanya Mrva,
Assistant Vice President               None.

Lisa Migan,
Assistant Vice President               None.

Robert J. Milnamow,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds; formerly a Portfolio Manager (August, 1989 - August, 1995) with Phoenix Securities
                                       Group.

Denis R. Molleur,
Vice President                         None.

Linda Moore,
Vice President                         Formerly,   Marketing   Manager   (July
                                       1995-November     1996)    for    Chase
                                       Investment Services Corp.

Tanya Mrva,
Assistant Vice President               None.

Kenneth Nadler,
Vice President                         None.

David Negri,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President               None.

Robert A. Nowaczyk,
Vice President                         None.

Richard M. O'Shaugnessy,
Assistant Vice President:
Rochester Division                     None.

Gina M. Palmieri,
Assistant Vice President               None.

Robert E. Patterson,
Senior                                 Vice    President   An   officer   and/or
                                       portfolio manager of certain  Oppenheimer
                                       funds.
John Pirie,
Assistant Vice President               Formerly, a Vice President with Cohane
                                       Rafferty Securities, Inc.

Tilghman G. Pitts III,
Executive Vice President
and Director                           Chairman    and    Director    of   the
                                       Distributor.

Jane Putnam,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Russell Read,
Senior Vice President                  Formerly a  consultant  for  Prudential
                                       Insurance  on  behalf  of  the  General
                                       Motors Pension Plan.

Thomas Reedy,
Vice President                         An officer and/or portfolio  manager of
                                       certain Oppenheimer funds;  formerly, a
                                       Securities Analyst for
                                       the Manager.

David Robertson,
Vice President                         None.

Adam Rochlin,
Vice President                         None.

Michael S. Rosen
Vice President; President,
Rochester Division                     An officer and/or portfolio  manager of
                                       certain  Oppenheimer  funds;  Formerly,
                                       Vice President (June,
                                       1983   -   January,   1996)   of   RFS,
                                       President and Director
                                       of RFD; Vice  President and Director of
                                       FMC; Vice
                                       President   and   director   of   RCAI;
                                       General Partner of
                                       RCA;  Vice  President  and  Director of
                                       Rochester Tax
                                       Managed Fund Inc.

Richard H. Rubinstein,
Senior Vice President                  An officer and/or portfolio  manager of
                                       certain  Oppenheimer  funds;   formerly
                                       Vice President and
                                       Portfolio  Manager/Security Analyst for
                                       Oppenheimer
                                       Capital Corp., an investment adviser.

Lawrence Rudnick,
Assistant Vice President               None.

James Ruff,
Executive Vice President               None.

Valerie Sanders,
Vice President                         None.

Ellen Schoenfeld,
Assistant Vice President               None.

Stephanie Seminara,
Vice President                         Formerly, Vice President of Citicorp
                                       Investment Services

Richard Soper,

 Vice President                        None.


Nancy Sperte,
Executive Vice President               None.

Donald W. Spiro,
Chairman Emeritus and Director Vice Chairman and Trustee of the New York-based Oppenheimer Funds; formerly Chairman of the Manager and the Distributor.

Richard A. Stein,
Vice President: Rochester Division     Assistant Vice  President  (since 1995)
                                       of Rochester Capitol Advisors, L.P.

Arthur Steinmetz,
Senior                                 Vice    President   An   officer   and/or
                                       portfolio manager of certain Oppenheimer funds.

Ralph Stellmacher,
Senior                                 Vice    President   An   officer   and/or
                                       portfolio manager of certain Oppenheimer funds.

John Stoma,
Senior Vice President, Director
Retirement Plans                       Formerly Vice  President of U.S.  Group
                                       Pension   Strategy  and  Marketing  for
                                       Manulife Financial.

Michael C. Strathearn,
Vice President                         An officer and/or portfolio  manager of
                                       certain  Oppenheimer funds; a Chartered
                                       Financial Analyst; a
                                       Vice  President of  HarbourView;  prior
                                       to March 1996,
                                       an   equity   portfolio   manager   for
                                       Panorama Series
                                       Fund,  Inc.  and other mutual funds and
                                       pension
                                       accounts managed by G.R. Phelps.

James C. Swain,
Vice Chairman of the Board             Chairman, CEO and Trustee,  Director or
                                       Managing  Partner  of the  Denver-based
                                       Oppenheimer Funds;
                                       President    and    a    Director    of
                                       Centennial; formerly
                                       President  and  Director  of OAMC,  and
                                       Chairman of the
                                       Board of SSI.

James Tobin,
Vice President                         None.

Jay Tracey,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds; formerly Managing Director of Buckingham Capital Management.

Gary Tyc,
Vice President, Assistant
Secretary and Assistant Treasurer      Assistant  Treasurer of the Distributor
                                       and SFSI.

Ashwin Vasan,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Dorothy Warmack,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Jerry Webman,
Senior Vice President                  Director of New  York-based  tax-exempt
                                       fixed   income    Oppenheimer    funds;
                                       Formerly, Managing Director and
                                       Chief  Fixed   Income   Strategist   at
                                       Prudential Mutual Funds.

Christine Wells,
Vice President                         None.

Joseph Welsh,
Assistant Vice President               None.


Kenneth  B. White,

Vice President                         An officer and/or portfolio  manager of
                                       certain  Oppenheimer funds; a Chartered
                                       Financial Analyst;
                                       Vice  President of  HarbourView;  prior
                                       to March 1996,
                                       an   equity   portfolio   manager   for
                                       Panorama Series
                                       Fund,  Inc.  and other mutual funds and
                                       pension funds
                                       managed by G.R. Phelps.


William L.  Wiley,

Senior                                 Vice    President   An   officer   and/or
                                       portfolio manager of certain Oppenheimer funds; Vice President of HarbourView.

Carol Wolf,
Vice President                         An officer and/or portfolio  manager of
                                       certain    Oppenheimer    funds;   Vice
                                       President of Centennial;
                                       Vice President,  Finance and Accounting
                                       and member
                                       of  the  Board  of   Directors  of  the
                                       Junior League of
                                       Denver,   Inc.;   Point   of   Contact:
                                       Finance Supporters of
                                       Children;   Member   of  the   Oncology
                                       Advisory Board of
                                       the Childrens  Hospital;  Member of the
                                       Board of
                                       Directors  of the  Colorado  Museum  of
                                       Contemporary
                                       Art.

Caleb Wong,
Assistant Vice President               None.

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate

General Counsel                        Assistant  Secretary of
                                             SSI (since  May  1985),  and SFSI
                                       (since   November   1989);    Assistant
                                       Secretary of
                                                       Oppenheimer  Millennium
                                       Funds plc (since October
                                       1997);     an    officer    of    other
                                       Oppenheimer funds.


Jill Zachman,
Assistant Vice President:
Rochester Division                     None.

Arthur J. Zimmer,

Senior                                 Vice    President   An   officer   and/or
                                       portfolio manager of certain Oppenheimer funds; Vice President of Centennial.


      The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer/Quest Rochester Funds, as set forth below:

      NEW YORK-BASED OPPENHEIMER FUNDS

      Oppenheimer Multiple Strategies Fund
      Oppenheimer California Municipal Fund
      Oppenheimer Capital Appreciation Fund
      Oppenheimer Discovery Fund
      Oppenheimer Enterprise Fund
      Oppenheimer Global Fund
      Oppenheimer Global Growth & Income Fund
      Oppenheimer Gold & Special Minerals Fund
      Oppenheimer Growth Fund
      Oppenheimer International Growth Fund

      Oppenheimer International Small Company Fund

      Oppenheimer Money Market Fund, Inc.
      Oppenheimer Multi-Sector Income Trust
      Oppenheimer Multi-State Municipal Trust
      Oppenheimer New York Municipal Fund
      Oppenheimer Fund
      Oppenheimer Series Fund, Inc.
      Oppenheimer Municipal Bond Fund

      Oppenheimer  U.S. Government Trust

      Oppenheimer World Bond Fund
      Oppenheimer Developing Markets Fund


      QUEST/ROCHESTER FUNDS


      Oppenheimer Quest Global Value Fund, Inc.
      Oppenheimer Quest Value Fund, Inc.
      Oppenheimer Quest For Value Funds
      Oppenheimer Quest Capital Value Fund, Inc.
      Oppenheimer Bond Fund For Growth
      Oppenheimer MidCap Fund
      Rochester Fund Municipals
      Limited Term New York Municipal Fund


      DENVER-BASED OPPENHEIMER FUNDS

      Oppenheimer Cash Reserves
      Centennial America Fund, L.P.
      Centennial California Tax Exempt Trust
      Centennial Government Trust
      Centennial Money Market Trust
      Centennial New York Tax Exempt Trust
      Centennial Tax Exempt Trust
      Daily Cash Accumulation Fund, Inc.
      The New York Tax-Exempt Income Fund, Inc.
      Oppenheimer Champion Income Fund
      Oppenheimer Equity Income Fund
      Oppenheimer High Yield Fund
      Oppenheimer Integrity Funds
      Oppenheimer International Bond Fund
      Oppenheimer Limited-Term Government Fund
      Oppenheimer Main Street Funds, Inc.
      Oppenheimer Strategic Income Fund
      Oppenheimer Municipal Fund
      Oppenheimer Total Return Fund, Inc.
      Oppenheimer Variable Account Funds
      Panorama Series Fund, Inc.
      Oppenheimer Real Asset Fund

     The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, the Quest Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

      The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80012.

      The address of MultiSource Services, Inc. is 1700 Lincoln Street, Denver, Colorado 80203.

      The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.

ITEM 29.   PRINCIPAL UNDERWRITER

      (a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 28(b) above.

      (b) The directors and officers of the Registrant's principal underwriter are:

NAME & PRINCIPAL                POSITIONS & OFFICES         POSITIONS & OFFICES
BUSINESS ADDRESS                WITH UNDERWRITER            WITH REGISTRANT

George C. Bowen(1)              Vice President and          Vice President and
                                Treasurer                   Treasurer of the
                                                            Oppenheimer funds.

Julie Bowers                    Vice President              None
21 Dreamwold Road
Scituate, MA 02066

Peter W. Brennan                Vice President              None
1940 Cotswold Drive
Orlando, FL 32825

Maryann Bruce(2)                Senior Vice President;      None
                                Director: Financial
                                Institution Division

Robert Coli                     Vice President              None
12 White Tail Lane
Bedminster, NJ 07921

Ronald T. Collins               Vice President              None
710-3 E. Ponce de Leon Ave.
Decatur, GA  30030

William Coughlin                Vice President              None
542 West Surf - #2N
Chicago, IL  60657

Mary Crooks(1)

E. Drew Devereaux(3)            Assistant Vice
President
None

Rhonda Dixon-Gunner(1)          Assistant Vice
President
None


Andrew John Donohue(2)          Executive Vice              Secretary of the
                                President & Director
                                                            Oppenheimer funds


Wendy H. Ehrlich                Vice President              None
4 Craig Street
Jericho, NY 11753

Kent Elwell                     Vice President              None
41 Craig Place
Cranford, NJ  07016

Todd Ermenio                    Vice President              None
11011 South Darlington
Tulsa, OK  74137

John Ewalt                      Vice President              None
2301 Overview Dr. NE
Tacoma, WA 98422

George Fahey                    Vice President              None
201 E. Rund Grove Rd.
#26-22
Lewisville, TX 75067

Katherine P. Feld(2)            Vice President              None
                                & Secretary

Mark Ferro                      Vice President              None
43 Market Street
Breezy Point, NY 11697

Ronald H. Fielding(3)           Vice President              None

Reed F. Finley                  Vice President              None
1657 Graefield
Birmingham, MI  48009

Wendy Fishler(2)                Vice President              None

Ronald R. Foster                Senior Vice President       None
11339 Avant Lane
Cincinnati, OH 45249

Patricia Gadecki                Vice President              None
950 First St., S.
Suite 204
Winter Haven, FL  33880

Luiggino Galleto                Vice President              None
10239 Rougemont Lane
Charlotte, NC 28277
Mark Giles                      Vice President              None
5506 Bryn Mawr
Dallas, TX 75209

Ralph Grant(2)                  Vice President/National     None
                                Sales Manager

Sharon Hamilton                 Vice President              None
720 N. Juanita Ave.,#1
Redondo Beach, CA 90277

Byron Ingram(2)                 Assistant Vice
President                       None

Mark D. Johnson                 Vice President              None
129 Girard Place
Kirkwood, MO 63105

Michael Keogh(2)                Vice President              None

Richard Klein                   Vice President              None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Daniel Krause                   Vice President              None
13416 Larchmere Square
Shaker Heights, OH 44120

Ilene Kutno(2)                  Assistant Vice
President                       None

Todd Lawson                     Vice President              None
3333 E. Bayaud Avenue
Unit 714
Denver, CO 80209

Wayne A. LeBlang                Senior Vice President       None
23 Fox Trail
Lincolnshire, IL 60069

Dawn Lind                       Vice President              None
7 Maize Court
Melville, NY 11747

James Loehle                    Vice President              None
30 John Street
Cranford, NJ  07016

Todd Marion                     Vice President              None
21 N. Passaic Avenue
Chatham,N.J. 07928

Marie Masters                   Vice President              None
520 E. 76th Street
New York, NY  10021

John McDonough                  Vice President              None
P.O. Box 760
50 Riverview Road
New Castle, NH  03854

Tanya Mrva(2)                   Assistant Vice
President                       None

Laura Mulhall(2)                Senior Vice President       None

Charles Murray                  Vice President              None
18 Spring Lake Drive
Far Hills, NJ 07931

Wendy Murray                    Vice President              None
32 Carolin Road
Upper Montclair, NJ 07043

Chad V. Noel                    Vice President              None
3238 W. Taro Lane
Phoenix, AZ  85027

Joseph Norton                   Vice President              None
2518 Fillmore Street
San Francisco, CA  94115

Patrick Palmer                  Vice President              None

958 Blue Mountain Cr.
West Lake Village, CA 91362

Kevin Parchinski                Vice President              None
1105 Harney St., #310
Omaha, NE  68102

Randall Payne                   Vice President              None
3530 Providence Plantation Way
Charlotte, NC  28270

Gayle Pereira                   Vice President              None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit               Vice President              None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti                   Vice President              None
1777 Larimer St. #807
Denver, CO  80202

Tilghman G. Pitts, III(2)       Chairman & Director         None

Elaine Puleo(2)                 Vice President              None

Minnie Ra                       Vice President              None
895 Thirty-First Ave.
San Francisco, CA  94121

Michael Raso                    Vice President              None
16 N. Chatsworth Ave.
Apt. 301
Larchmont, NY  10538

John C. Reinhardt(3)            Vice President              None

Douglas Rentschler              Vice President              None
867 Pemberton
Grosse Pointe Park, MI
48230

Ian Robertson                   Vice President              None
4204 Summit Wa
Marietta, GA 30066

Michael S. Rosen(3)             Vice President              None

Kenneth Rosenson                Vice President              None
3802 Knickerbocker Place
Apt. #3D
Indianapolis, IN  46240

James Ruff(2)                   President                   None

Timothy Schoeffler              Vice President              None
1717 Fox Hall Road
Washington, DC  77479

Michael Sciortino               Vice President              None
785 Beau Chene Drive
Mandeville, LA  70471

Robert Shore                    Vice President              None
26 Baroness Lane
Laguna Niguel, CA 92677

George Sweeney                  Vice President              None
1855 O'Hara Lane
Middletown, PA 17057

Andrew Sweeny                   Vice President              None
5967 Bayberry Drive
Cincinnati, OH 45242

Scott McGregor Tatum            Vice President              None
7123 Cornelia Lane
Dallas, TX  75214

David G. Thomas                 Vice President              None
8116 Arlingon Blvd.
#123
Falls Church, VA 22042

Philip St. John Trimble         Vice President              None
2213 West Homer
Chicago, IL 60647

Sarah Turpin                    Vice President              None
2735 Dover Road
Atlanta, GA  30327


Gary Paul Tyc(1)                Assistant Treasurer         None

Mark Stephen Vandehey(1)        Vice President              None


Marjorie Williams               Vice President              None
6930 East Ranch Road
Cave Creek, AZ  85331


(1) 6803 South Tucson Way, Englewood, Colorado 80112
(2) Two World Trade Center, New York, NY 10048-0203
(3) 350 Linden Oaks, Rochester, NY  14625-2807

      (c) Not applicable.


ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

      The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Oppenheimer Real Asset Management, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

ITEM 31.   MANAGEMENT SERVICES

      Not applicable.

ITEM 32.   UNDERTAKINGS

      (a)  Not applicable.

      (b) Not applicable.

      (c) Not applicable.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Englewood and State of Colorado on the 26th day of November, 1997.


                           OPPENHEIMER REAL ASSET FUND
                              /s/ James C. Swain *

                           By:_______________________________
                                James C. Swain, Chairman


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:


SIGNATURES                     TITLE                       DATE

/s/ James C. Swain*           Chairman of the Board       November 26, 1997
______________________        of Trustees
James C. Swain

/s/ George Bowen *            Treasurer and               November 26, 1997
______________________        Principal
                              Financial
George Bowen                  And Accounting Officer

/s/ Robert G. Avis *          Trustee                     November 26, 1997
----------------------

Robert G. Avis


/s/ William A. Baker *        Trustee                     November 26, 1997
----------------------

William A. Baker


/s/ Charles Conrad, Jr.*      Trustee                     November 26, 1997
----------------------

Charles Conrad, Jr.


/s/ Jon S. Fossel *           Trustee                     November 26, 1997
----------------------

Jon S. Fossel


/s/ Sam Freedman              Trustee                     November 26, 1997
----------------------

Sam Freedman


/s/ Raymond J. Kalinowski*    Trustee                     November 26, 1997
----------------------

Raymond J. Kalinowski


/s/ C. Howard Kast *          Trustee                     November 26, 1997
----------------------

C. Howard Kast


/s/ Robert M. Kirchner *      Trustee                     November 26, 1997
----------------------

Robert M. Kirchner


/s/ Bridget A. Macaskill *     President and               November 26, 1997
______________________         Trustee
Bridget A. Macaskill

/s/ Ned M. Steel*             Trustee                      November 26, 1997
----------------------
Ned M. Steel

              /s/ Robert G. Zack
*By: ______________________________
           Robert G. Zack, Attorney-in-Fact

                    OPPENHEIMER REAL ASSET FUND




                       Post Effective Amendment No.  2
                          Registration No. 333-14887



                                 EXHIBIT INDEX


FORM N-1A
ITEM NO.          DESCRIPTION


24(b)(11)         Independent Auditor's Consent

24(b)(16)         Performance Data Computation Schedule

24(b)(17)(i)      Financial Data Schedule for Class A shares

24(b)(17)(ii)     Financial Data Schedule for Class B shares

24(b)(17)(iii)    Financial Data Schedule for Class C shares

24(b)(17)(iv)     Financial Data Schedule for Class Y shares